AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 20, 2001
--------------------------------------------------------------------------------
                                                          FILE NOS.    033-65381
                                                                       811-07467

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 8 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 24 /X/

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE

                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300

         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD

                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400

            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                         ANTHONY POOLE, ESQUIRE
FOLEY & LARDNER                                  ALFS, INC.
3000 K STREET, Suite 500                         3100 SANDERS ROAD, SUITE J5B
WASHINGTON, D.C. 20007                           NORTHBROOK, IL 60062

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2001 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

THE AIM LIFETIME PLUS-SM- VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW
YORK
300 N. MILWAUKEE AVE, VERNON HILLS IL
60061
TELEPHONE NUMBER: 1-800-692-4682                PROSPECTUS DATED
                                                     MAY 1, 2001

--------------------------------------------------------------------------------

Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") has issued the AIM Lifetime Plus-SM- Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 17 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include the fixed account ("FIXED ACCOUNT") and 16 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds:

- AIM V.I. Aggressive Growth Fund           - AIM V.I. Government Securities Fund
- AIM V.I. Balanced Fund                    - AIM V.I. Growth Fund
- AIM V.I. Blue Chip Fund                   - AIM V.I. Growth and Income Fund*
- AIM V.I. Capital Appreciation Fund        - AIM V.I. High Yield Fund
- AIM V.I. Capital Development Fund         - AIM V.I. International Equity Fund
- AIM V.I. Dent Demographic Trends Fund     - AIM V.I. Money Market Fund
- AIM V.I. Diversified Income Fund          - AIM V.I. New Technology Fund**
- AIM V.I. Global Utilities Fund            - AIM V.I. Value Fund

* Effective September 18, 2000 all of the assets of the AIM V.I. Global Growth and Income Fund were combined into the AIM V.I. Growth and Income Fund pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the AIM V.I. Global Growth and Income Fund. In conjunction with the combining of the funds, the AIM V.I. Global Growth and Income Sub-Account ("Global Growth and Income Sub-Account") was combined into the AIM V.I. Growth and Income Sub-Account ("Growth and Income Sub-Account). When the Sub-Accounts were combined, those with interests in the Global Growth and Income Sub-Account received interests in the Growth and Income Sub-Account equal in value to their interests in the Global Growth and Income Sub-Account at the time of the combination. As a result, the Global Growth and Income Sub-Account is no longer been offered as an investment option.

** Effective May 1, 2001, the Fund changed its name from AIM V.I.
Telecommunications and Technology Fund to AIM V.I. New Technology Fund to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov) You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

                   THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.

                                   PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                               PAGE
-----------------------------------------------------
OVERVIEW
-----------------------------------------------------
   Important Terms                               3
-----------------------------------------------------
   The Contract at a Glance                      4
-----------------------------------------------------
   How the Contract Works                        6
-----------------------------------------------------
   Expense Table                                 7
-----------------------------------------------------
   Financial Information                        10
-----------------------------------------------------
CONTRACT FEATURES
-----------------------------------------------------
   The Contract                                 11
-----------------------------------------------------
   Purchases                                    12
-----------------------------------------------------
   Contract Value                               13
-----------------------------------------------------
   Investment Alternatives:                     14
-----------------------------------------------------
      The Variable Sub-Accounts                 14
-----------------------------------------------------
      The Fixed Account                         15
-----------------------------------------------------
      Transfers                                 17
-----------------------------------------------------
   Expenses                                     19
-----------------------------------------------------
   Access To Your Money                         20
-----------------------------------------------------
   Income Payments                              22
-----------------------------------------------------

-----------------------------------------------------
                                               PAGE

   Death Benefits                               23
-----------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------
   More Information:                            25
-----------------------------------------------------
      Allstate New York                         25
-----------------------------------------------------
      The Variable Account                      25
-----------------------------------------------------
      The Funds                                 25
-----------------------------------------------------
      The Contract                              26
-----------------------------------------------------
      Qualified Plans                           26
-----------------------------------------------------
      Legal Matters                             27
-----------------------------------------------------
   Taxes                                        27
-----------------------------------------------------
   Annual Reports and Other Documents           30
-----------------------------------------------------
   Performance Information                      31
-----------------------------------------------------
   Experts                                      32
-----------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES         A-1
-----------------------------------------------------
APPENDIX B -- MARKET VALUE ADJUSTMENT
EXAMPLES                                       B-1
-----------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE
OF CONTENTS                                    C-1
-----------------------------------------------------

                            2      PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                               PAGE
-----------------------------------------------------
   Accumulation Phase                            6
-----------------------------------------------------
   Accumulation Unit                            10
-----------------------------------------------------
   Accumulation Unit Value                      10
-----------------------------------------------------
   Allstate New York ("We" and/or "Us")         25
-----------------------------------------------------
   Anniversary Values                           24
-----------------------------------------------------
   Annuitant                                    11
-----------------------------------------------------
   Automatic Additions Program                  12
-----------------------------------------------------
   Automatic Fund Rebalancing Program           18
-----------------------------------------------------
   Beneficiary                                  11
-----------------------------------------------------
   *Contract                                    26
-----------------------------------------------------
   Contract Anniversary                          5
-----------------------------------------------------
   Contract Owner ("You")                        6
-----------------------------------------------------
   Contract Value                                5
-----------------------------------------------------
   Contract Year                                 5
-----------------------------------------------------
   Death Benefit Anniversary                    24
-----------------------------------------------------
   Dollar Cost Averaging Program                18
-----------------------------------------------------
   Due Proof of Death                           24
-----------------------------------------------------
   Fixed Account                                15
-----------------------------------------------------

-----------------------------------------------------

   Funds                                        14
                                               PAGE
-----------------------------------------------------
   Guarantee Periods                            15
-----------------------------------------------------
   Income Plan                                  22
-----------------------------------------------------
   Investment Alternatives                      14
-----------------------------------------------------
   Issue Date                                    6
-----------------------------------------------------
   Market Value Adjustment                      17
-----------------------------------------------------
   Payout Phase                                  6
-----------------------------------------------------
   Payout Start Date                            22
-----------------------------------------------------
   Preferred Withdrawal Amount                  20
-----------------------------------------------------
   Qualified Contracts                          29
-----------------------------------------------------
   SEC                                           1
-----------------------------------------------------
   Settlement Value                             24
-----------------------------------------------------
   Systematic Withdrawal Program                21
-----------------------------------------------------
   Treasury Rate                                17
-----------------------------------------------------
   Valuation Date                               12
-----------------------------------------------------
   Variable Account                             25
-----------------------------------------------------
   Variable Sub-Account                         14
-----------------------------------------------------

------------------------------
*The AIM Lifetime Plus-SM- Variable Annuity is a group contract, and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                            3      PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can add to your Contract as often and as much as you
                                            like, but each payment must be at least $500 ($100 for
                                            automatic purchase payments to the variable investment
                                            options). You must maintain a minimum account size of
                                            $1,000.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.45% of
                                               average daily net assets
                                            -  Annual contract maintenance charge of $35 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to 7% of payment
                                               withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived)
                                            -  State premium tax (New York currently does not impose
                                               one).
                                            In addition, each Fund pays expenses that you will bear
                                            indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 17 investment alternatives including:
                                            -  the Fixed Account (which credits interest at rates we
                                               guarantee), and
                                            -  16 Variable Sub-Accounts investing in Funds offering
                                               professional money management by A I M Advisors, Inc.
                                            To find out current rates being paid on the Fixed Account, or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-692-4682.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC FUND REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a joint and survivor life income with guaranteed payments
                                            -  guaranteed payments for a specified period (5 to 30
                                               years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you die before the PAYOUT START DATE, we will pay the
                                            death benefit described in the Contract.

                            4      PROSPECTUS

--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers to the Fixed Account
                                            must be at least $500.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year", which we measure from the date we issue your contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase. Full or partial
                                            withdrawals are available under limited circumstances on or after the Payout Start Date.
                                            In general, you must withdraw at least $50 at a time.
                                            ($1,000 for withdrawals made during the Payout Phase.) A 10%
                                            federal tax penalty may apply if you withdraw before you are
                                            59 1/2 years old. A withdrawal charge and MARKET VALUE
                                            ADJUSTMENT also may apply.

                            5      PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 17 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

    ISSUE              ACCUMULATION PHASE                 PAYOUT      PAYOUT
    DATE                                                  START       PHASE
                                                           DATE
   ------------------------------------------------------------------------------------------------------
   You buy   You save for retirement                   You elect to   You can receive   Or you can
   A                                                   receive        income payments   receive
   Contract                                            income         or for a set      income
                                                       Payments or    period            payments
                                                       receive a                        for life
                                                       lump
                                                       sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-692-4682 if you have any questions about how the Contract works.

                            6      PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:     0          1          2          3
---------------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                   7%         6%         5%         4%
---------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                $35.00**
---------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                      $10.00***
---------------------------------------------------------------------------------------------------------------------------

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:     4          5          6          7+
--------------------------------------------------------------------------------
Applicable Charge:                                                                   3%         2%         1%       0%
--------------------------------------------------------------------------------
Annual Contract Maintenance Charge
--------------------------------------------------------------------------------
Transfer Fee
--------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 10% of purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year excluding transfers due to dollar cost averaging or automatic fund rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.35%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.45%
----------------------------------------------------------------------

                            7      PROSPECTUS

FUND ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Fund average daily net assets)(1)

                                                                                                       Total Annual
                                                                   Management          Other               Fund
Fund                                                                  Fees            Expenses           Expenses
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund (2)                                  0.80%             0.46%              1.26%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                               0.75%             0.35%              1.10%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund (2,3)                                        0.02%             1.38%              1.40%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                        0.61%             0.21%              0.82%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund (2)                                0.75%             0.63%              1.38%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (2,4)                          0.72%             0.78%              1.50%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                                     0.60%             0.30%              0.90%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                       0.65%             0.45%              1.10%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                                  0.50%             0.47%              0.97%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                 0.61%             0.22%              0.83%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                      0.60%             0.24%              0.84%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund (2)                                         0.63%             0.56%              1.19%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                                   0.73%             0.29%              1.02%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                                           0.40%             0.31%              0.71%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                         1.00%             0.31%              1.31%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                  0.61%             0.23%              0.84%
-------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) Expenses have been restated to reflect current fees.

(3) After fee waivers and restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Annual Fund Expenses to 1.40% of average daily net assets until December 31, 2001. Total Annual Fund Expenses before waivers and reimbursements were 2.13%.

(4) After fee waivers and restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Annual Fund Expenses to 1.50% of average daily net assets until December 31, 2001. Total Annual Fund Expenses before waivers and reimbursements were 1.63%.

                            8      PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment, and

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT INCLUDE DEDUCTIONS FOR PREMIUM TAXES BECAUSE NEW YORK DOES NOT CHARGE PREMIUM TAXES ON ANNUITIES.

Sub-Account                                                   1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                                $82               $123               $166                $312
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                         $81               $118               $158                $297
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                                        $84               $127               $173                $326
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             $78               $109               $144                $268
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund                              $84               $127               $172                $324
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                          $85               $130               $178                $336
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                               $79               $112               $148                $276
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                 $81               $118               $158                $297
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                            $79               $114               $151                $283
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           $78               $110               $144                $269
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                $78               $110               $145                $270
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                                       $82               $121               $162                $306
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                             $80               $116               $154                $289
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                                     $77               $106               $138                $257
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                   $83               $124               $169                $317
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            $78               $110               $145                $270
------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Sub-Account                                                   1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                                $28               $ 87               $148                $312
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                         $27               $ 82               $140                $297
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                                        $30               $ 91               $155                $326
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             $24               $ 73               $126                $268
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund                              $30               $ 91               $154                $324
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                          $31               $ 94               $160                $336
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                               $25               $ 76               $130                $276
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                 $27               $ 82               $140                $297
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                            $25               $ 78               $133                $283
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           $24               $ 74               $126                $269
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                $24               $ 74               $127                $270
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                                       $28               $ 85               $144                $306
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                             $26               $ 80               $136                $289
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                                     $23               $ 70               $120                $257
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                   $29               $ 88               $151                $317
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            $24               $ 74               $127                $270
------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ON PAGE 8 ARE IN EFFECT FOR THE TIME PERIODS PRESENTED ABOVE. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN AVERAGE CONTRACT SIZE OF $57,476.

                            9      PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.

                           10      PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus-SM- Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum issue age of a Contract owner is age 80 as of the date we receive the completed application to purchase the Contract.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page 26.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. The maximum issue age of an Annuitant cannot exceed age 80 as of the date we receive the completed application to purchase the Contract.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

- the youngest Contract owner if living, otherwise

- the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. (See section titled "Death Benefits" for more details.) If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                           11      PROSPECTUS

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
All additional purchase payments must be $500 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make additional purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your additional purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit additional purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Vernon Hills, IL (mailing address: 300 North Milwaukee Avenue, Vernon Hills, Illinois, 60061.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually
4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

                           12      PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the sum of Sub-Account values in the Fixed Account.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Fund in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                           13      PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 16 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.

FUND:                                             EACH FUND SEEKS:*
AIM V.I. Aggressive Growth Fund**                 Long-term growth of capital
AIM V.I. Balanced Fund                            As high a total return as possible, consistent
                                                  with preservation of capital
AIM V.I. Blue Chip Fund                           Long-term growth of capital with a secondary
                                                  objective of current income
          STI Capital Management, N.A.
AIM V.I. Capital Appreciation Fund                Growth of capital
AIM V.I. Capital Development Fund                 Long-term growth of capital
AIM V.I. Dent Demographic Trends Fund             Long-term growth of capital
AIM V.I. Diversified Income Fund                  High level of current income
AIM V.I. Global Utilities Fund                    High total return
AIM V.I. Government Securities Fund               High level of current income consistent with
                                                  reasonable concern for safety of principal
AIM V.I. Growth Fund                              Growth of capital
AIM V.I. Growth and Income Fund                   Growth of capital with a secondary objective of
                                                  current income
AIM V.I. High Yield Fund                          High level of current income
AIM V.I. International Equity Fund                Long-term growth of capital
AIM V.I. Money Market Fund                        As high a level of current income as is
                                                  consistent with the preservation of capital and
                                                  liquidity
AIM V.I. New Technology Fund.                     Long-term growth of capital
AIM V.I. Value Fund                               Long-term growth of capital with income as a
                                                  secondary objective

    * A Fund's investment objectives may be changed by the Fund's Board of Trustees without shareholder approval.

    ** Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares and it will be closed to new participants when Fund assets reach $200 million. During the closed periods the Fund will accept additional investments from existing Contract owners maintaining an allocation in the Fund.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                           14      PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

GUARANTEE PERIODS
Each purchase payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a Guarantee Period. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each purchase payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your sales representative for more information.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

                           15      PROSPECTUS

The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                              END OF CONTRACT YEAR

                                                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                  ----------   ----------   ----------   ----------   ----------
Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                        X1.045
                                                  ----------
                                                  $10,450.00
Contract Value at end of Contract Year........                 $10,450.00
  X (1 + Annual Interest Rate)                                     X1.045
                                                               ----------
                                                               $10,920.25
Contract Value at end of Contract Year........                              $10,920.25
  X (1 + Annual Interest Rate)                                                  X1.045
                                                                            ----------
                                                                            $11,411.66
Contract Value at end of Contract Year........                                           $11,411.66
  X (1 + Annual Interest Rate)                                                               X1.045
                                                                                         ----------
                                                                                         $11,925.19
Contract Value at end of Contract Year........                                                        $11,925.19
  X (1 + Annual Interest Rate)                                                                            X1.045
                                                                                                      ----------
                                                                                                      $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

    1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

    2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

    3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

    4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to

                           16      PROSPECTUS
stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our Customer Service unit at 1-800-692-4682.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Preferred Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. We will not apply a Market Value Adjustment to a withdrawal you make:

- within the Preferred Withdrawal Amount as described on page 20; or

- to satisfy the IRS minimum distribution rules.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives at any time. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer. Transfers you make as part of an Automatic Fund Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

                           17      PROSPECTUS

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount at regular intervals during the Accumulation Phase from any Variable Sub-Account, or the 1 year Guarantee Period of the Fixed Account, to any other Variable Sub-Account. The interval between transfers may be monthly, quarterly, semi-annually, or annually. Transfers made through dollar cost averaging must be $50 or more. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over

                           18      PROSPECTUS
    the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account on a Contract Anniversary.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.35% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines annually to 0% after 7 complete years from the day we receive the

                           19      PROSPECTUS
purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 10% of purchase payments without paying the charge. Unused portions of this 10% "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

- multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn by;

- the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract. Thus, for tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

- withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

We reserve the right to waive the withdrawal charge with respect to Contracts issued to employees and registered representatives of any broker-dealer that has entered into a sales agreement with ALFS, Inc. ("ALFS") to sell the Contracts and all wholesalers and their employees that are under agreement with ALFS to wholesale the Contract.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Funds whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of these charges and expenses, see page 8 above. We may receive compensation from A I M Advisors, Inc., for administrative services we provide to the Funds.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22.

                           20      PROSPECTUS

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require that you return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or the Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. In addition, if your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and applicable taxes. Your Contract will terminate if you withdraw all of your Contract Value.

                           21      PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support the variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your

                           22      PROSPECTUS

Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies; or

2. the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of

                           23      PROSPECTUS
the death of an Annuitant, we will pay the death benefit to the current Contract owner.

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit; or

2. the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit; or

3. the Contract Value on the DEATH BENEFIT ANNIVERSARY immediately preceding the date we determine the death benefit, adjusted by any purchase payments, partial withdrawals and charges made since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries; or

4. the greatest of the Anniversary Values as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by the amount of any partial withdrawals since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

    (i) the date we determine the death benefit; or

    (ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit, which includes Due Proof of Death. If we receive a request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on a Valuation Date, we will process the request as of the end of the following Valuation Date.

We will not settle any death claim until we receive Due Proof of Death. We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

- any other proof acceptable to us.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined.

Otherwise, the Settlement Value will be paid. We reserve the right to waive the 180 day limit on a non-discriminatory basis. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death. The Contract owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the sole new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

                           24      PROSPECTUS

MORE INFORMATION
-------------------------------------------------------------------

ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is One Allstate Drive, Farmingville, New York 11738. Our service center is located in Vernon Hills, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 16 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Fund at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain

                           25      PROSPECTUS
on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in underlying Funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Funds sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Fund. The boards of directors of these Funds monitor for possible conflicts among Variable Accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Fund's board of directors may require a Variable Account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc.("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8 1/2% of any purchase payments. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed .56%, on an annual basis, of the purchase payments considered in connection with the bonus. These commissions are intended to cover distribution expenses.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan (a Contract issued with a qualified plan is a "Qualified Contract"), the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

                           26      PROSPECTUS

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate New York does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable Account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the

                           27      PROSPECTUS
investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability; 0

3. made in substantially equal periodic payments over the owner's life or life expectancy;

4. made under an immediate annuity; or

5. attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

                           28      PROSPECTUS

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plans and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1998, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee:

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or

3. over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                           29      PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Allstate New York's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, 300 North Milwaukee Ave., Vernon Hills, IL 60061 (telephone: 1-800-692-4682).

                           30      PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                           31      PROSPECTUS

EXPERTS
-------------------------------------------------------------------

The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedules incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                           32      PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*

                                                                      FOR THE PERIOD JANUARY 1*
                                                                         THROUGH DECEMBER 31
                                                           -----------------------------------------------
                                                             1996        1997         1998         1999
                                                           --------   ----------   ----------   ----------
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........       N/A          N/A          N/A       $10.00
  Accumulation Unit Value, End of Period.................       N/A          N/A          N/A      $13.988
  Number of Units Outstanding, End of Period.............       N/A          N/A          N/A       12,661
AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........       N/A          N/A          N/A       $10.00
  Accumulation Unit Value, End of Period.................       N/A          N/A          N/A      $13.162
  Number of Units Outstanding, End of Period.............       N/A          N/A          N/A        6,382
AIM V.I. BLUE CHIP SUB-ACCOUNT
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $9.855      $11.387      $12.739      $14.979
  Accumulation Unit Value, End of Period.................   $11.387      $12.739      $14.979      $21.350
  Number of Units Outstanding, End of Period.............     7,681      161,013      287,336      425,748
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........       N/A          N/A          N/A       $10.00
  Accumulation Unit Value, End of Period.................       N/A          N/A          N/A      $11.655
  Number of Units Outstanding, End of Period.............       N/A          N/A          N/A        3,948
AIM V.I. DENT DEMOGRAPHICS TRENDS SUB-ACCOUNT
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........   $10.086      $10.934      $11.789      $12.035
  Accumulation Unit Value, End of Period.................   $10.934      $11.789      $12.035      $12.002
  Number of Units Outstanding, End of Period.............     4,618       58,958      146,644      227,201
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........   $10.252      $11.276      $13.518      $15.521
  Accumulation Unit Value, End of Period.................   $11.276      $13.518      $15.521      $20.432
  Number of Units Outstanding, End of Period.............         0        8,276       25,418       61,408
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........   $10.080      $10.164      $10.834      $11.829
  Accumulation Unit Value, End of Period.................   $10.164      $10.834      $11.829      $11.189
  Number of Units Outstanding, End of Period.............         0       39,009      301,983      108,494
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $9.892      $11.466      $14.338      $18.954
  Accumulation Unit Value, End of Period.................   $11.466      $14.338      $18.954      $25.263
  Number of Units Outstanding, End of Period.............     2,384       97,039      220,831      383,214
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $9.926      $11.699      $14.496      $18.243
  Accumulation Unit Value, End of Period.................   $11.699      $14.496      $18.243      $24.138
  Number of Units Outstanding, End of Period.............     5,371      167,625      361,890      645,133
AIM V.I. HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........       N/A          N/A          N/A       $10.00
  Accumulation Unit Value, End of Period.................       N/A          N/A          N/A       $9.957
  Number of Units Outstanding, End of Period.............       N/A          N/A          N/A        1,751
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........   $10.168      $11.953      $12.598      $14.340
  Accumulation Unit Value, End of Period.................   $11.953      $12.598      $14.340      $21.914
  Number of Units Outstanding, End of Period.............     5,404       85,934      136,898      220,690

                                                                      FOR THE PERIOD JANUARY 1*
                                                                         THROUGH DECEMBER 31
                                                           -----------------------------------------------
                                                             1996        1997         1998         1999
                                                           --------   ----------   ----------   ----------
AIM V.I. MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........   $10.023      $10.369      $10.745      $11.126
  Accumulation Unit Value, End of Period.................   $10.369      $10.745      $11.126      $11.479
  Number of Units Outstanding, End of Period.............     4,373       42,128       87,010      137,433
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT......................
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...........    $9.800      $11.090      $13.520      $17.644
  Accumulation Unit Value, End of Period.................   $11.090      $13.520      $17.644      $22.589
  Number of Units Outstanding, End of Period.............     5,921      180,440      405,246      987,076

* The inception date of the following Variable Sub-Accounts is October 14, 1996:
  AIM V.I. Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. International Equity, AIM V.I. Money Market, AIM V.I. Value. The inception date of the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development and AIM V.I. High Yield Variable Sub-Accounts is October 25, 1999. The inception date of the AIM V.I. Blue Chip, AIM V.I. Dent Demographic Trends, AIM V.I. Growth and Income and AIM V.I. New Technology Variable Sub-Accounts is January 3, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*

                                                                FOR THE
                                                                 PERIOD
                                                               JANUARY 1*
                                                                THROUGH
                                                              DECEMBER 31
                                                                  2000
                                                              ------------
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $13.988
  Accumulation Unit Value, End of Period....................       $14.15
  Number of Units Outstanding, End of Period................       53,890
AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $13.162
  Accumulation Unit Value, End of Period....................       $12.43
  Number of Units Outstanding, End of Period................       24,499
AIM V.I. BLUE CHIP SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $10.000
  Accumulation Unit Value, End of Period....................        $8.82
  Number of Units Outstanding, End of Period................       11,309
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $21.350
  Accumulation Unit Value, End of Period....................       $18.75
  Number of Units Outstanding, End of Period................      456,761
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $11.655
  Accumulation Unit Value, End of Period....................       $12.55
  Number of Units Outstanding, End of Period................       18,297
AIM V.I. DENT DEMOGRAPHICS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............       $10.00
  Accumulation Unit Value, End of Period....................        $7.89
  Number of Units Outstanding, End of Period................       32,307
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $12.002
  Accumulation Unit Value, End of Period....................       $11.55
  Number of Units Outstanding, End of Period................      204,561
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $20.432
  Accumulation Unit Value, End of Period....................       $19.68
  Number of Units Outstanding, End of Period................       71,921
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $11.189
  Accumulation Unit Value, End of Period....................       $12.15
  Number of Units Outstanding, End of Period................       99,531
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $25.263
  Accumulation Unit Value, End of Period....................       $19.80
  Number of Units Outstanding, End of Period................      403,785
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $24.138
  Accumulation Unit Value, End of Period....................       $20.33
  Number of Units Outstanding, End of Period................      674,689

                                                                FOR THE
                                                                 PERIOD
                                                               JANUARY 1*
                                                                THROUGH
                                                              DECEMBER 31
                                                                  2000
                                                              ------------
AIM V.I. HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............       $9.957
  Accumulation Unit Value, End of Period....................        $7.95
  Number of Units Outstanding, End of Period................          834
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $21.914
  Accumulation Unit Value, End of Period....................       $15.90
  Number of Units Outstanding, End of Period................      245,480
AIM V.I. MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $11.479
  Accumulation Unit Value, End of Period....................       $11.98
  Number of Units Outstanding, End of Period................       95,879
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $10.000
  Accumulation Unit Value, End of Period....................       $20.18
  Number of Units Outstanding, End of Period................       11,448
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............      $22.589
  Accumulation Unit Value, End of Period....................       $19.00
  Number of Units Outstanding, End of Period................    1,000,356

* The inception date of the following Variable Sub-Accounts is October 14, 1996:
  AIM V.I. Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. International Equity, AIM V.I. Money Market, AIM V.I. Value. The inception date of the AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Capital Development and AIM V.I. High Yield Variable Sub-Accounts is October 25, 1999. The inception date of the AIM V.I. Blue Chip, AIM V.I. Dent Demographic Trends, AIM V.I. Growth and Income and AIM V.I. New Technology Variable Sub-Accounts is January 3, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

APPENDIX B
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I      =      the Treasury Rate for a maturity equal to the applicable
                Guarantee Period for the week preceding the establishment of the Guarantee Period.

  N      =      the number of whole and partial years from the date we
                receive the withdrawal, transfer or death benefit request, or from the Payout Start Date to the end of the Guarantee
                Period.

  J      =      the Treasury Rate for a maturity of length N for the week
                preceding the receipt of the withdrawal, transfer, death
                benefit, or income payment request. If a note with a
                maturity of length N is not available, a weighted average
                will be used. If N is one year or less, J will be the 1-year
                Treasury Rate.

                Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Preferred Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                      EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:                                     $10,000 allocated to a Guarantee Period
Guarantee Period:                                     5 years
Guaranteed Interest Rate:                             4.50%
5 Year Treasury Rate at the time the
  Guarantee Period
  is established:                                     4.50%
Full Surrender:                                       End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract
Year 3:                                                                    3
                                                       $10,000.00 X (1.045) = $11,411.66

Step 2. Calculate the Preferred Withdrawal Amount:     .10 X $10,000.00 = $1,000.00

Step 3. Calculate the Market Value Adjustment:           I      =        4.5%
                                                         J      =        4.2%
                                                                         730 days
                                                         N      =        -------       =      2
                                                                         365 days

                                                       Market Value Adjustment Factor: .9 X (I - J) X N
                                                       = .9 X (.045 - .042) X (730/365) = .0054

                                                       Market Value Adjustment = Market Value Adjustment Factor X Amount Subject to
                                                       Market Value Adjustment
                                                       = .0054 X ($11,411.66 - $1,000.00) = $56.22

Step 4. Calculate the Withdrawal Charge:               .05 X ($10,000.00 - $1,000.00 + $56.22) = $452.81

Step 5. Calculate the amount received by Customers as
a result of full withdrawal at the end of Contract
Year 3:                                                $11,411.66 - $452.81 + $56.22 = $11,015.07

                                             EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract Year 3:                3
                                                       $10,000.00 X (1.045) = $11,411.66
Step 2. Calculate the Preferred Withdrawal Amount:     .10 X $10,000.00 = $1,000.00
Step 3. Calculate the Market Value Adjustment:           I      =        4.5%
                                                         J      =        4.8%
                                                                         730 days
                                                         N      =        -------       =      2
                                                                         365 days
                                                       Market Value Adjustment Factor: .9 X (I - J) X N
                                                       = .9 X (.045 - .048) X (730/365) = -.0054

                                                       Market Value Adjustment = Market Value Adjustment Factor X Amount Subject to
                                                       Market Value Adjustment
                                                       -.0054 X ($11,411.66 - $1,000.00) = -$56.22

Step 4. Calculate the Withdrawal Charge:               .05 X ($10,000.00 - $1,000.00 + $56.22) = $447.19

Step 5. Calculate the amount received by Customers as
a result of full withdrawal at the end of Contract
Year 3:                                                $11,411.66 - $447.19 - $56.22 = $10,908.25

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION
-----------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
INVESTMENTS
-----------------------------------------------------
THE CONTRACT
-----------------------------------------------------
   Purchase of Contracts
-----------------------------------------------------
   Tax-free Exchanges (1035 Exchanges,
   Rollovers and Transfers)
-----------------------------------------------------
PERFORMANCE INFORMATION
-----------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
-----------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
-----------------------------------------------------

-----------------------------------------------------
DESCRIPTION

GENERAL MATTERS
-----------------------------------------------------
   Incontestability
-----------------------------------------------------
   Settlements
-----------------------------------------------------
   Safekeeping of the Variable Account's
   Assets
-----------------------------------------------------
   Premium Taxes
-----------------------------------------------------
   Tax Reserves
-----------------------------------------------------
FEDERAL TAX MATTERS
-----------------------------------------------------
QUALIFIED PLANS
-----------------------------------------------------
EXPERTS
-----------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                   THE AIM LIFETIME PLUS(SM) VARIABLE ANNUITY

Allstate Life Insurance Company of New York        Statement of Additional
Allstate Life of New York Separate Account A       Information dated May 1, 2001
One Allstate Drive, Farmingville, New York 11738
Service Center
P.O. Box 94038, Palatine, IL 60094-4038
1 (800) 692-4682

This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.



                                TABLE OF CONTENTS


         Description                                                       Page

         Additions, Deletions or Substitutions of Investments
         The Contract
           Purchase of Contracts
           Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
         Performance Information
         Calculation of Accumulation Unit Values
         Calculation of Variable Income Payments
         General Matters
           Incontestability
           Settlements
           Safekeeping of the Variable Account's Assets
           Premium Taxes
           Tax Reserves
         Federal Tax Matters
         Qualified Plans
         Experts
         Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We are no longer offering new Contracts. We offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account is ALFS, Inc. ("ALFS"), an affiliate of Allstate New York.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

       1000(1 + T)n = ERV
where:
  T        =        average annual total return
  ERV      =        ending redeemable value of a hypothetical $1,000 payment


  made at the beginning of 1, 5, or 10 year periods or shorter period
         n        =        number of years in the period
         1000     =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) the average Contract size of $57,476. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000, are set out below. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and on May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Fund Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies in effect during the periods shown.

The inception dates of the Variable Sub-Accounts are as follows:

---------------------------------------------------------------  -----------
AIM V.I. Aggressive Growth Fund                                    10/25/99
---------------------------------------------------------------  -----------
AIM V.I. Balanced Fund                                             10/25/99
---------------------------------------------------------------  -----------
AIM V.I. Blue Chip Fund                                            01/03/00
---------------------------------------------------------------  -----------
AIM V.I. Capital Appreciation                                      10/14/96
---------------------------------------------------------------  -----------



---------------------------------------------------------------  -----------
AIM V.I. Capital Development Fund                                  10/25/99
---------------------------------------------------------------  -----------
AIM V.I. Dent Demographic Trends Fund                              01/03/00
---------------------------------------------------------------  -----------
AIM V.I. Diversified Income Fund                                   10/14/96
---------------------------------------------------------------  -----------
AIM V.I. Global Utilities Fund                                     10/14/96
---------------------------------------------------------------  -----------
AIM V.I. Government Securities Fund                                10/14/96
---------------------------------------------------------------  -----------
AIM V.I. Growth Fund                                               10/14/96
---------------------------------------------------------------  -----------
AIM V.I. Growth and Income Fund                                    10/14/96
---------------------------------------------------------------  -----------
AIM V.I. High Yield Fund                                           10/25/99
---------------------------------------------------------------  -----------
AIM V.I. International Equity Fund                                 10/14/96
---------------------------------------------------------------  -----------
AIM V.I. Money Market Fund                                         10/14/96
---------------------------------------------------------------  -----------
AIM V.I. Telecomunications and Technology Fund                     01/03/00
---------------------------------------------------------------  -----------
AIM V.I. Value Fund                                                10/14/96
---------------------------------------------------------------  -----------



-------------------------------------------------------  -----------  --------------  ------------  --------------------
                                                                                          SINCE
FUND                                                        1 YEAR        3 YEAR         5 YEAR       SINCE INCEPTION
=======================================================  ===========  ==============  ============  ====================
AIM V.I. Aggressive Growth Fund                             -4.33%         #N/A           #N/A             19.69%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Balanced Fund                                     -11.03%         #N/A           #N/A              1.94%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Blue Chip Fund                                    -17.59%         #N/A           #N/A            -15.09%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Capital Appreciation                              -17.64%           12.77%       #N/A             11.83%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Capital Development Fund                            2.23%         #N/A           #N/A             26.97%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Dent Demographic Trends Fund                      -24.53%         #N/A           #N/A            -24.86%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Diversified Income Fund                            -6.21%           -1.98%       #N/A              1.45%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Global Utilities Fund                              -9.14%           12.34%       #N/A             15.53%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Government Securities Fund                          3.09%            2.70%       #N/A              4.04%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Growth Fund                                       -27.08%           10.34%       #N/A             13.84%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Growth and Income Fund                            -21.24%           11.01%       #N/A             14.52%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. High Yield Fund                                   -25.63%         #N/A           #N/A            -18.39%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. International Equity Fund                         -32.92%            6.98%       #N/A              7.80%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Money Market Fund                                  -1.13%            2.50%       #N/A              3.04%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Telecomunications and Technology Fund             -42.66%         #N/A           #N/A            -45.16%
-------------------------------------------------------  -----------  --------------  ------------  --------------------
AIM V.I. Value Fund                                        -21.33%           11.01%       #N/A             14.54%
-------------------------------------------------------  -----------  --------------  ------------  --------------------





NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized Return = (1 + r)1/n - 1
where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year-by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

The non-standardized annualized total returns for the Variable Sub-Accounts for the period ended December 31, 2000 are set out below. No non-standardized annualized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and on May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Fund Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies in effect during the periods shown.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.


-----------------------------------------------------  --------------  -------------  -----------  --------------------
FUND                                                        1 YEAR        3 YEAR         5 YEAR       SINCE INCEPTION
=====================================================  ==============  =============  ===========  ====================
AIM V.I. Aggressive Growth Fund                              1.13%         #N/A           #N/A             24.19%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Balanced Fund                                      -5.57%         #N/A           #N/A              6.58%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Blue Chip Fund                                    -12.13%         #N/A           #N/A             -8.67%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Capital Appreciation                              -12.19%        13.75%          #N/A             12.33%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Capital Development Fund                            7.69%         #N/A           #N/A             31.43%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Dent Demographic Trends Fund                      -19.08%         #N/A           #N/A            -18.44%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Diversified Income Fund                            -0.75%        -0.69%          #N/A              2.12%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Global Utilities Fund                              -3.68%        13.33%          #N/A             15.99%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Government Securities Fund                          8.55%         3.88%          #N/A              4.66%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Growth Fund                                       -21.63%        11.36%          #N/A             14.31%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Growth and Income Fund                            -15.78%        11.93%          #N/A             14.99%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. High Yield Fund                                   -20.17%         #N/A           #N/A            -13.57%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. International Equity Fund                         -27.46%         8.06%          #N/A              8.36%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Money Market Fund                                   4.33%         3.68%          #N/A              3.68%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Telecomunications and Technology Fund             -37.20%        15.44%          #N/A            -38.77%
-----------------------------------------------------  --------------  -------------  -----------  --------------------
AIM V.I. Value Fund                                        -15.87%        12.02%          #N/A             15.00%
-----------------------------------------------------  --------------  -------------  -----------  --------------------

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

The following list provides the inception date for the Fund corresponding to each of the Variable Sub-Accounts included in the tables.



                                                               Inception Date of
Variable Sub-Account                                           Corresponding Fund

AIM V.I. Aggressive Growth Fund                                     05/01/98
AIM V.I. Balanced Fund                                              05/01/98
AIM V.I. Blue Chip Fund                                             12/29/99
AIM V.I. Capital Appreciation                                       05/05/93
AIM V.I. Capital Development Fund                                   05/01/98
AIM V.I. Dent Demographic Trends Fund                               12/29/99
AIM V.I. Diversified Income Fund                                    05/05/93
AIM V.I. Global Utilities Fund                                      05/02/94
AIM V.I. Government Securities Fund                                 05/05/93
AIM V.I. Growth Fund                                                05/05/93
AIM V.I. Growth and Income Fund                                     05/02/94
AIM V.I. High Yield Fund                                            05/01/98
AIM V.I. International Equity Fund                                  05/05/93
AIM V.I. Money Market Fund                                          05/05/93
AIM V.I. Telecomunications and Technology Fund                      10/18/93
AIM V.I. Value Fund                                                 05/05/93


 * Prior to October 15, 1999, the AIM V.I. New Technology Fund was a series of GT Global Variable Investment Trust.




                                                                                          10 YEAR OR
FUND                                                        1 YEAR        5 YEAR       SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                             -4.33%         #N/A             12.23%
AIM V.I. Balanced Fund                                     -11.03%         #N/A              6.35%
AIM V.I. Blue Chip Fund                                    -17.59%         #N/A            -18.46%
AIM V.I. Capital Appreciation                              -17.64%        13.53%            15.66%
AIM V.I. Capital Development Fund                            2.23%         #N/A              7.18%
AIM V.I. Dent Demographic Trends Fund                      -24.53%         #N/A            -25.39%
AIM V.I. Diversified Income Fund                            -6.21%         2.40%             3.67%




AIM V.I. Global Utilities Fund                              -9.14%        13.77%            13.32%
AIM V.I. Government Securities Fund                          3.09%         3.43%             3.80%
AIM V.I. Growth Fund                                       -27.08%        14.73%            14.43%
AIM V.I. Growth and Income Fund                            -21.24%        15.24%            15.88%
AIM V.I. High Yield Fund                                   -25.63%         #N/A            -11.87%
AIM V.I. International Equity Fund                         -32.92%         9.20%             9.98%
AIM V.I. Money Market Fund                                  -1.13%         3.26%             3.20%
AIM V.I. Telecomunications and Technology Fund             -42.66%        15.12%            15.66%
AIM V.I. Value Fund                                        -21.33%        13.95%            15.61%





CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)  is the sum of:

     (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by 365 days and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

 .        multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

 .        dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate Life Insurance Company of New York ("Allstate New York") is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS


Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

------------------------------------------------------------------------------

The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and related financial statement schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

THE AIM LIFETIME PLUS-SM- II VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
300 N. MILWAUKEE AVE., VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-692-4682                    PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------

Allstate Lfife Insurance Company of New York ("ALLSTATE NEW YORK") is offering the AIM Lifetime Plus-SM- II Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 18 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 16 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds, Inc.:

AIM V.I. Aggressive Growth Fund         AIM V.I. Global Utilities Fund
AIM V.I. Balanced Fund                  AIM V.I. Government Securities Fund
AIM V.I. Blue Chip Fund                 AIM V.I. Growth Fund
AIM V.I. Capital Appreciation Fund      AIM V.I. Growth and Income Fund*
AIM V.I. Capital Development Fund.      AIM V.I. High Yield Fund
AIM V.I. Dent Demographic Trends Fund   AIM V.I. International Equity Fund
AIM V.I. Diversified Income Fund        AIM V.I. Money Market Fund
AIM V.I. Value Fund                     AIM V.I. New Technology Fund**

 *Effective September 18, 2000 all of the assets of the AIM V.I. Global Growth and Income Fund were combined into the AIM V.I. Growth and Income Fund pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the AIM V.I. Global Growth and Income Fund. In conjunction with the combining of the funds, the AIM V.I. Global Growth and Income Sub-Account ("Global Growth and Income Sub-Account") was combined into the AIM V.I. Growth and Income Sub-Account ("Growth and Income Sub-Account). When the Sub-Accounts were combined, those with interests in the Global Growth and Income Sub-Account received interests in the Growth and Income Sub-Account equal in value to their interests in the Global Growth and Income Sub-Account at the time of the combination. As a result, the Global Growth and Income Sub-Account is no longer offered as an investment option.

**Effective May 1, 2001, the Fund changed its name from AIM V.I.
  Telecommunications and Technology Fund to AIM V.I. New Technology Fund to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site (http:\\www.sec.gov).
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR BY SUCH
                   INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN
                   THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE
                   LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

                   THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.

                                   PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract at a Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 10
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          11
----------------------------------------------------------------------------
   Purchases                                                             12
----------------------------------------------------------------------------
   Contract Value                                                        13
----------------------------------------------------------------------------
   Investment Alternatives:                                              14
----------------------------------------------------------------------------
      The Variable Sub-Acounts                                           14
----------------------------------------------------------------------------
      The Fixed Account Options                                          15
----------------------------------------------------------------------------
      Transfers                                                          17
----------------------------------------------------------------------------
   Expenses                                                              19
----------------------------------------------------------------------------
   Access To Your Money                                                  21
----------------------------------------------------------------------------
   Income Payments                                                       22
----------------------------------------------------------------------------
   Death Benefits                                                        24
----------------------------------------------------------------------------


                                                                        PAGE
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:
----------------------------------------------------------------------------
      Allstate New York                                                  26
----------------------------------------------------------------------------
      The Variable Account                                               26
----------------------------------------------------------------------------
      The Funds                                                          26
----------------------------------------------------------------------------
      The Contract                                                       27
----------------------------------------------------------------------------
      Qualified Plans                                                    27
----------------------------------------------------------------------------
      Legal Matters                                                      28
----------------------------------------------------------------------------
   Taxes                                                                 28
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                    30
----------------------------------------------------------------------------
   Performance Information                                               31
----------------------------------------------------------------------------
   Experts                                                               32
----------------------------------------------------------------------------
APPENDIX A -- MARKET VALUE ADJUSTMENT EXAMPLES                          A-1
----------------------------------------------------------------------------
APPENDIX B -- WITHDRAWAL ADJUSTMENT EXAMPLE                             B-1
----------------------------------------------------------------------------
APPENDIX C -- ACCUMULATION UNIT VALUES                                  C-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   D-1
----------------------------------------------------------------------------

                            2      PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                        PAGE
----------------------------------------------------------------------------
   Accumulation Phase                                                     6
----------------------------------------------------------------------------
   Accumulation Unit                                                     13
----------------------------------------------------------------------------
   Accumulation Unit Value                                               13
----------------------------------------------------------------------------
   Allstate New York ("We" and/or "Us")                                  26
----------------------------------------------------------------------------
   Anniversary Values                                                    25
----------------------------------------------------------------------------
   Annuitant                                                             11
----------------------------------------------------------------------------
   Automatic Additions Program                                           12
----------------------------------------------------------------------------
   Automatic Fund Rebalancing Program                                    19
----------------------------------------------------------------------------
   Beneficiary                                                           11
----------------------------------------------------------------------------
   Cancellation Period                                                   12
----------------------------------------------------------------------------
   Contract*                                                             27
----------------------------------------------------------------------------
   Contract Anniversary                                                   5
----------------------------------------------------------------------------
   Contract Owner ("You")                                                11
----------------------------------------------------------------------------
   Contract Value                                                        13
----------------------------------------------------------------------------
   Contract Year                                                          5
----------------------------------------------------------------------------
   Death Benefit Anniversary                                             24
----------------------------------------------------------------------------
   Dollar Cost Averaging Option                                          15
----------------------------------------------------------------------------
   Dollar Cost Averaging Program                                         18
----------------------------------------------------------------------------
   Due Proof of Death                                                    24
----------------------------------------------------------------------------
   Enhanced Death Benefit Option                                         24
----------------------------------------------------------------------------


                                                                        PAGE
----------------------------------------------------------------------------
   Fixed Account Options                                                 15
----------------------------------------------------------------------------
   Funds                                                                 26
----------------------------------------------------------------------------
   Guarantee Periods                                                     15
----------------------------------------------------------------------------
   Income Plan                                                           22
----------------------------------------------------------------------------
   Investment Alternatives                                               14
----------------------------------------------------------------------------
   Issue Date                                                             6
----------------------------------------------------------------------------
   Market Value Adjustment                                               17
----------------------------------------------------------------------------
   Payout Phase                                                           6
----------------------------------------------------------------------------
   Payout Start Date                                                     22
----------------------------------------------------------------------------
   Preferred Withdrawal Amount                                           26
----------------------------------------------------------------------------
   Qualified Contracts                                                   29
----------------------------------------------------------------------------
   Right to Cancel                                                       12
----------------------------------------------------------------------------
   SEC                                                                    1
----------------------------------------------------------------------------
   Settlement Value                                                      24
----------------------------------------------------------------------------
   Systematic Withdrawal Program                                         21
----------------------------------------------------------------------------
   Treasury Rate                                                         17
----------------------------------------------------------------------------
   Valuation Date                                                        12
----------------------------------------------------------------------------
   Variable Account                                                      26
----------------------------------------------------------------------------
   Variable Sub-Account                                                  14
----------------------------------------------------------------------------

------------------------------
*The AIM Lifetime Plus-SM- II Variable Annuity is a group contract and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                            3      PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with an initial purchase payment of $5,000 ($2,000 for "QUALIFIED CONTRACTS," which are
                                            Contracts issued with QUALIFIED PLANS). You can add to your
                                            Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a
                                            minimum account size of $1,000.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 10 days after receipt
                                            ("CANCELLATION PERIOD"). Upon cancellation, as permitted by federal or state law, we will return your purchase payments adjusted to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.10% of
                                               average daily net Assets (1.30% if you select the
                                               ENHANCED DEATH BENEFIT OPTION)
                                            -  Annual contract maintenance charge of $35 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to 7% of payment
                                               withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived) State premium tax (New York
                                               currently does not impose one).
                                            In addition, each Fund pays expenses that you will bear
                                            indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 18 investment alternatives including:
                                            -  2 Fixed Account Options (which credit interest at rates we guarantee), and
                                            -  16 Variable Sub-Accounts investing in Funds offering
                                               professional money management by A I M Advisors, Inc.
                                            To find out current rates being paid on the Fixed Account
                                            Options, or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-692-4682.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC FUND REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM

                            4      PROSPECTUS

--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a joint and survivor life income with guaranteed payments
                                            -  guaranteed payments for a specified period (5 to 30
                                               years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you die before the PAYOUT START DATE, we will pay the
                                            death benefit described in the Contract. We also offer an
                                            Enhanced Death Benefit Option.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "CONTRACT YEAR," which we measure from the date we issue your contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase. Full or partial
                                            withdrawals are available under limited circumstances on or after the Payout Start Date.
                                            In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase.) A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.

                            5      PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 19 18 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

     ISSUE                ACCUMULATION PHASE                PAYOUT      PAYOUT
      DATE                                                  START       PHASE
                                                             DATE
   --------------------------------------------------------------------------------------------------------
   You buy      You save for retirement                  You elect to   You can receive   Or you can
   a Contract                                            receive        income payments   receive income
                                                         income         for a set         payments for life
                                                         payments or    period
                                                         receive a
                                                         lump sum
                                                         payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-692-4682 if you have any questions about how the Contract works.

                            6      PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:    0   1   2   3   4   5   6   7+
------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                  7%  6%  5%  4%  3%  2%  1%  0%
------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                             $35.00**
------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                  $10.00***
------------------------------------------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year excluding transfers due to dollar cost averaging or automatic fund rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

WITHOUT ENHANCED DEATH BENEFIT OPTION
----------------------------------------------------------------------
Mortality and Expense Risk Charge                              1.00%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         0.10%
----------------------------------------------------------------------

WITH ENHANCED DEATH BENEFIT OPTION
----------------------------------------------------------------------
Mortality and Expense Risk Charge                              1.20%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.30%
----------------------------------------------------------------------

                            7      PROSPECTUS

FUND ANNUAL EXPENSES (after Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                                                                       Total Annual
                                                                   Management          Other               Fund
Fund                                                                  Fees            Expenses           Expenses
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund (2)                                  0.80%             0.46%               1.26%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                               0.75%             0.35%               1.10%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund (3)                                          0.02%             1.38%               1.40%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                        0.61%             0.21%               0.82%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund (2)                                0.75%             0.63%               1.38%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (4)                            0.72%             0.78%               1.50%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                                     0.60%             0.30%               0.90%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                       0.65%             0.45%               1.10%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                                  0.50%             0.47%               0.97%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                 0.61%             0.22%               0.83%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                      0.60%             0.24%               0.84%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund (2)                                         0.63%             0.56%               1.19%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                                   0.73%             0.29%               1.02%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                                           0.40%             0.31%               0.71%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                         1.00%             0.31%               1.31%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                  0.61%             0.23%               0.84%
--------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) Expenses have been restated to reflect current fees.

(3) Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Annual Fund Expenses to 1.40% of average daily net assets until December 31, 2001. Total Annual Fund Expenses before waivers and reimbursements were 2.13%.

(4) Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Annual Fund Expenses to 1.50% of average daily net assets until December 31, 2001. Total Annual Fund Expenses before waivers and reimbursements were 1.63%.

                            8      PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested a $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- elected the Enhanced Death Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THIS EXAMPLE DOES NOT INCLUDE DEDUCTIONS FOR PREMIUM TAXES BECAUSE NEW YORK DOES NOT CHARGE PREMIUM TAXES ON ANNUITIES.

Sub-Account                                                   1 Year            3 Year             5 Year             10 Year
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                                $86               $128               $169                $298
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                         $85               $123               $161                $281
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                                        $88               $132               $176                $311
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             $82               $115               $147                $253
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund                              $88               $131               $175                $310
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                          $89               $129               $168                $293
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                               $83               $117               $151                $261
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                 $85               $123               $161                $281
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                            $83               $119               $155                $268
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           $82               $115               $148                $254
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                $82               $116               $148                $255
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                                       $86               $126               $166                $291
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                             $84               $121               $157                $273
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                                     $81               $112               $142                $241
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                   $87               $129               $171                $303
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            $82               $116               $148                $255
------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan for a specified period), at the end of each period.

Sub-Account                                                   1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth                                     $39               $117               $198                $407
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $27               $ 84               $143                $303
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip                                             $27               $ 84               $142                $302
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $21               $ 66               $113                $243
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development                                   $49               $147               $245                $492
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                               $28               $ 87               $148                $313
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $22               $ 69               $118                $254
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities                                      $26               $ 79               $134                $285
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                 $23               $ 71               $122                $261
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $21               $ 66               $113                $243
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $22               $ 67               $115                $247
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $28               $ 87               $149                $313
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                  $24               $ 73               $126                $268
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market                                          $20               $ 62               $106                $229
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology                                        $27               $ 83               $141                $299
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $22               $ 67               $115                $246
------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ON PAGE 8 ARE IN EFFECT FOR THE TIME PERIODS PRESUMED ABOVE. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT OPTION, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.20%. IF THAT OPTION WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $50,000.

                            9      PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix C to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.

                           10      PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus-SM- II Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract owner cannot exceed age 80 as of the date we receive the completed application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 80 as of the date we receive the completed application to purchase the Contract.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page 27.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the Annuitant cannot exceed age 80 as of the date we receive the completed application to purchase the Contract. If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

- the youngest Contract owner, if living, otherwise

- the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date (See section titled "Death Benefits" for details.) If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the

                           11      PROSPECTUS
provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $500 or more. The maximum purchase payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum purchase payment. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring amounts from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our servicing center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Vernon Hills, Illinois (mailing address: 300 North Milwaukee Avenue, Vernon Hills, Illinois, 60061).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually
4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus.) You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to reflect investment gain

                           12      PROSPECTUS
or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
-------------------------------------------------------------------

On the issue date, the Contract Value is equal to the initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Fund in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Option described on page 24 below.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                           13      PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 16 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.

FUND:                                             EACH FUND SEEKS:*
AIM V.I. Aggressive Growth Fund**                 Long-term growth of capital
AIM V.I. Balanced Fund                            As high a total return as possible, consistent
                                                  with preservation of capital
AIM V.I. Blue Chip Fund                           Long-term growth of capital with a secondary
                                                  objective of current income
AIM V.I. Capital Appreciation Fund                Growth of capital
AIM V.I. Capital Development Fund                 Long-term growth of capital
AIM V.I. Dent Demographic Trends Fund             Long-term growth of capital
AIM V.I. Diversified Income Fund                  High level of current income
AIM V.I. Global Utilities Fund                    High total return
AIM V.I. Government Securities Fund               High level of current income consistent with
                                                  reasonable concern for safety of principal
AIM V.I. Growth Fund                              Growth of capital
AIM V.I. Growth and Income Fund                   Growth of capital with a secondary objective of
                                                  current income
AIM V.I. High Yield Fund                          High level of current income
AIM V.I. International Equity Fund                Long-term growth of capital
AIM V.I. Money Market Fund                        As high a level of current income as is
                                                  consistent with the preservation of capital and
                                                  liquidity
AIM V.I. New Technology Fund                      Long-term growth of capital
AIM V.I. Value Fund                               Long-term growth of capital with income as a
                                                  secondary objective

*A Fund's investment objectives may be changed by the Fund's Board of Trustees without shareholder approval.

**Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares and it will be closed to new participants when Fund assets reach $200 million. During closed periods the Fund will accept additional investments from existing Contract owners maintaining an allocation in the Fund.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                           14      PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 2 Fixed Account Options, including a DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("DOLLAR COST AVERAGING OPTION"), and the option to invest in one or more GUARANTEE PERIODS. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTION
You may establish a Dollar Cost Averaging Program, as described on page 18, by allocating purchase payments to the Dollar Cost Averaging Option either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments that you allocate to the Dollar Cost Averaging Option will earn interest for the period you select at the current rate in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

We will credit interest daily at a rate that will compound over the 6 or 12 month period to the annual interest rate we guaranteed at the time of allocation. You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option. At the end of the applicable 6 or 12 months period, any remaining portion of the purchase payment and interest in the Dollar Cost Averaging Option will be allocated to other investment alternatives as defined by the current Dollar Cost Averaging Option allocation. You may not transfer funds from other investment alternatives to the Dollar Cost Averaging Option.

The interest rates we credit for the Dollar Cost Averaging Option will never be less than 3% annually.

Transfers out of the Dollar Cost Averaging Option do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare different interest rates for different amounts allocated to the Dollar Cost Averaging Option depending on when they were allocated. For current interest rate information, please contact your Financial Advisor or our Customer Service unit at 1-800-692-4682.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Please consult with your sales representative for more information.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

                           15      PROSPECTUS

The following example illustrates how a purchase payment allocated to a Guarantee Period would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                              END OF CONTRACT YEAR

                                                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                  ----------   ----------   ----------   ----------   ----------
Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                       X 1.045
                                                  ----------
                                                  $10,450.00
Contract Value at end of Contract Year........                 $10,450.00
  X (1 + Annual Interest Rate)                                    X 1.045
                                                               ----------
                                                               $10,920.25
Contract Value at end of Contract Year........                              $10,920.25
  X (1 + Annual Interest Rate)                                                 X 1.045
                                                                            ----------
                                                                            $11,411.66
Contract Value at end of Contract Year........                                           $11,411.66
  X (1 + Annual Interest Rate)                                                              X 1.045
                                                                                         ----------
                                                                                         $11,925.19
Contract Value at end of Contract Year........                                                        $11,925.19
  X (1 + Annual Interest Rate)                                                                           X 1.045
                                                                                                      ----------
                                                                                                      $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82 -
$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

    1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

    2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

    3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

    4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue

                           16      PROSPECTUS

Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our Customer Service unit at 1-800-692-4682.

MARKET VALUE ADJUSTMENT All withdrawals in excess of the Preferred Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A positive Market Value Adjustment also may apply upon payment of a death benefit from amounts currently invested in a Guarantee Period (unless paid or applied during the 30 day period after such Guarantee Period expires). We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Preferred Withdrawal Amount as described on page 20, or

- to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract. Death benefits will not be subject to a negative Market Value Adjustment.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value into the Dollar Cost Averaging Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern

                           17      PROSPECTUS

Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account Options for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount at regular intervals during the Accumulation Phase from any Variable Sub-Account, the Dollar Cost Averaging Option, or the 3, 5, 7 or 10 year Guarantee Periods, to any Variable Sub-Account. The interval between transfers may be monthly, quarterly, semi-annually, or annually. Transfers made through dollar cost averaging must be $50 or more. You may not use dollar cost averaging to transfer amounts into the Dollar Cost Averaging Option.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.

EXCESSIVE TRADING LIMITS
For Contracts issued on or after May 1, 1999, we reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract owner or certain Contract owners, if:

- we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

- we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

                           18      PROSPECTUS

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account Options will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account Options, as of the Contract Anniversary.

After the Payout Start Date, we will waive this charge if:

- as of the Payout Start Date, total purchase payments are $50,000 or more, or

- all income payments are fixed amount income payments.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20%

                           19      PROSPECTUS
if you select the Enhanced Death Benefit Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional .20% for the Enhanced Death Benefit Option to compensate us for the additional risk that we accept by providing the rider.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

- multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

- the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

- We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract. Thus, for tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; and

- withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

                           20      PROSPECTUS

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Funds whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of these charges and expenses, see page 8. We may receive compensation from A I M Advisors, Inc., for administrative services we provide to the Funds.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may request that you return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. Systematic Withdrawals are not available from the Dollar Cost Averaging Option. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Fund Rebalancing Program.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the

                           21      PROSPECTUS

Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and applicable taxes.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum

                           22      PROSPECTUS
guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract owner has not made any purchase payments for at least 3 years preceding the Payout Start Date, and either the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different

                           23      PROSPECTUS
payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies or,

2. the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3. the sum of all purchase payments reduced by a withdrawal adjustment, as defined below, or

4. the greatest of the Contract Values calculated on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

When a death benefit is paid, only a positive aggregate Market Value Adjustment amount, if any, is applied to the account value attributable to amounts withdrawn from Guarantee Period(s).

A "Death Benefit Anniversary" is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a) is the withdrawal amount;

    (b) is the Contract Value immediately prior to the withdrawal; and

    (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT OPTION. If the oldest Contract owner and Annuitant is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Option, is an optional benefit that you may select. If the Contract owner is a living individual, the Enhanced Death Benefit applies only for the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (4) above, or (5) the Enhanced Death Benefit, described below. When a death benefit is paid, only a positive aggregate Market Value Adjustment amount, if any, is applied to the account value attributable to amounts withdrawn from Guaranteed Period(s).

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws which govern the Contract.

                           24      PROSPECTUS

ENHANCED DEATH BENEFIT. The Enhanced Death Benefit on the Issue Date is equal to the initial purchase payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit. We also will recalculate your Enhanced Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Enhanced Death Benefit dollar-for-dollar. Withdrawals will reduce the Enhanced Death Benefit by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." In the absence of any withdrawals or purchase payments, the Enhanced Death Benefit will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate ANNIVERSARY VALUES for each Contract Anniversary prior to the oldest Contract owner's or the oldest Annuitant's, if the Contract owner is not a natural person, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit only for purchase payments and withdrawals. The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined.

Otherwise, the Settlement Value will be paid. The Contract owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. Any applicable positive aggregate Market Value Adjustment, determined as of the date of the withdrawal, will apply. We reserve the right to waive the 180 day limit on a non-discriminatory basis. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the death benefit either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the sole new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. However, the surviving spouse may not continue the Contract under the Enhanced Death Benefit Option. Thus, if the Enhanced Death Benefit Option had been selected and the surviving spouse elects to continue the Contract in the Accumulation Phase, then the annualized mortality and expense risk charge of 1.20% will be reduced to 1.00%. The effective date of this change will be the date we determine the value of the Death Benefit. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. Any applicable positive aggregate Market Value Adjustment, determined as of the date of the withdrawal, will apply. On the day the Contract is continued, the Contract Value will be the death benefit at the end of the Valuation Date after we receive due proof of death. Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

    (a) the sum of all purchase payments reduced by a withdrawal adjustment, as defined in the death benefit provision, or

    (b) the Contract Value on the date we determine the death benefit.

                           25      PROSPECTUS

MORE INFORMATION
-------------------------------------------------------------------

ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is One Allstate Drive, Farmingville, New York 11738. Our service center located in Vernon Hills, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's assigns an AA+ (Very Strong) and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 16 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Fund at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

                           26      PROSPECTUS

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional underlying mutual funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Funds sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Fund. The boards of directors of these Funds monitor for possible conflicts among Variable Accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Fund's board of directors may require a Variable Account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc.* ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8 1/2% of any purchase payments. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.2%, on an annual basis, of the purchase payments considered in connection with the bonus. These commissions are intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

                           27      PROSPECTUS

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate New York does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable Account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the

                           28      PROSPECTUS
investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the owner's life or life expectancy;

4. made under an immediate annuity; or

5. attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and

                           29      PROSPECTUS
expenses, prior to purchasing a variable annuity in a qualified plan or IRA.

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under
  Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Allstate New York's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's

                           30      PROSPECTUS

"EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, 300 N. Milwaukee Ave. Vernon Hills, IL 60061 (telephone: 1-800-692-4682).

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                           31      PROSPECTUS

EXPERTS
-------------------------------------------------------------------

The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedules incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                           32      PROSPECTUS

APPENDIX A
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I      =      the Treasury Rate for a maturity equal to the applicable
                Guarantee Period for the week preceding the establishment of the Guarantee Period.
  N      =      the number of whole and partial years from the date we
                receive the withdrawal, transfer or death benefit request, or from the Payout Start Date to the end of the Guarantee
                Period.
  J      =      the Treasury Rate for a maturity of length N for the week
                preceding the receipt of the withdrawal, transfer, death
                benefit, or income payment request. If a note with a
                maturity of length N is not available, a weighted average
                will be used. If N is one year or less, J will be the 1-year
                Treasury Rate.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Preferred Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                      EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Guaranteed
  Interest Rate:    4.50%
5 Year Treasury
  Rate at the time
  the Guarantee
  Period is
  established:      4.50%
Full Surrender:     End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract Year
3:                                                        $10,000.00 X (1.045)TO THE POWER OF 3 = $11,411.66
                                                          .15 X $10,000.00 X (1.045)TO THE POWER OF 2 =
Step 2. Calculate the Preferred Withdrawal Amount:        $1,638.04

Step 3. Calculate the Market Value Adjustment:              I      =        4.5%
                                                            J      =        4.2%
                                                                            730 days
                                                            N      =        -------       =      2
                                                                            365 days
                                                          Market Value Adjustment Factor: .9 X (I - J) X N
                                                          = .9 X (.045 - .042) X (730/365) = .0054
                                                          Market Value Adjustment = Market Value Adjustment Factor X Amount Subject
                                                          to Market Value Adjustment
                                                          = .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 4. Calculate the Withdrawal Charge:                  .05 X ($10,000.00 - $1,638.04 + $52.78) = $420.74
Step 5. Calculate the amount received by Customers as a
result of full withdrawal at the end of Contract Year 3:  $11,411.66 - $420.74 + $52.78 = $11,043.70

                                            EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract Year
3:                                                        $10,000.00 X (1.045)TO THE POWER OF 3 = $11,411.66

Step 2. Calculate the Preferred Withdrawal Amount:        .15 X $10,000 X (1.045)TO THE POWER OF 2 = $1,638.04

Step 3. Calculate the Market Value Adjustment:              I      =        4.5%
                                                            J      =        4.8%
                                                                            730 days
                                                            N      =        -------       =      2
                                                                            365 days
                                                          Market Value Adjustment Factor: .9 X (I - J) X N
                                                          = .9 X (.045 - .048) X (730/365) = -.0054

                                                          Market Value Adjustment = Market Value Adjustment Factor X Amount Subject
                                                          to Market Value Adjustment
                                                          -.0054 X ($11,411.66 - $1,638.04) = -$52.78

Step 4. Calculate the Withdrawal Charge:                  -.05 X ($10,000.00 - $1,638.04 - $52.78) = $415.46

Step 5. Calculate the amount received by Customers as a
result of full withdrawal at the end of Contract Year 3:  $11,411.66 - $415.46 - $52.78 = $10,943.42

APPENDIX B
WITHDRAWAL ADJUSTMENT EXAMPLE
-------------------------------------------------------------------

Issue Date: January 1, 2000
Initial Purchase Payment: $50,000

                                                                                              DEATH BENEFIT AMOUNT
                                                                                CONTRACT   --------------------------
                                                      CONTRACT                   VALUE     DEATH BENEFIT    MAXIMUM
                                                    VALUE BEFORE  TRANSACTION    AFTER      ANNIVERSARY   ANNIVERSARY
DATE      TYPE OF OCCURRENCE                         OCCURRENCE     AMOUNT     OCCURRENCE      VALUE         VALUE
----      ------------------                        ------------  -----------  ----------  -------------  -----------
1/1/00    Issue Date..............................     --           $50,000     $50,000       $50,000       $50,000
1/1/01    Contract Anniversary....................    $55,000        --         $55,000       $50,000       $55,000
7/1/01    Partial Withdrawal......................    $60,000       $15,000     $45,000       $37,500       $41,250

Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.

Death Benefit Anniversary Value Death Benefit
  Partial Withdrawal Amount.................................                             (w)  $15,000
  Contract Value Immediately Prior to Partial Withdrawal....                             (a)  $60,000
  Value of Applicable Death Benefit Amount Immediately Prior
   to Partial Withdrawal....................................                             (d)  $50,000
  Withdrawal Adjustment                                                       [(w)/(a)]*(d)   $12,500
  Adjusted Death Benefit....................................                                  $37,500

Maximum Anniversary Value Death Benefit
  Partial Withdrawal Amount.................................                             (w)  $15,000
  Contract Value Immediately Prior to Partial Withdrawal....                             (a)  $60,000
  Value of Applicable Death Benefit Amount Immediately Prior
   to Partial Withdrawal....................................                             (d)  $55,000
  Withdrawal Adjustment.....................................                   [(w)/a)]*(d)   $13,750
  Adjusted Death Benefit....................................                                  $41,250

Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.

APPENDIX C
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
                 CONTRACT WITHOUT ENHANCED DEATH BENEFIT OPTION

                                                                FOR THE
                                                                 PERIOD
                                                               JANUARY 1*
                                                                THROUGH
                                                              DECEMBER 31
                                                                  2000
                                                              ------------
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $ 13.988
  Accumulation Unit Value, End of Period....................    $  14.15
  Number of Units Outstanding, End of Period................      53,890
AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $ 13.162
  Accumulation Unit Value, End of Period....................    $  12.43
  Number of Units Outstanding, End of Period................      24,499
AIM V.I. BLUE CHIP SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $ 10.000
  Accumulation Unit Value, End of Period....................    $   8.82
  Number of Units Outstanding, End of Period................      11,309
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $ 21.350
  Accumulation Unit Value, End of Period....................    $  18.75
  Number of Units Outstanding, End of Period................     456,761
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $ 11.655
  Accumulation Unit Value, End of Period....................    $  12.55
  Number of Units Outstanding, End of Period................      18,297
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $  10.00
  Accumulation Unit Value, End of Period....................    $   7.89
  Number of Units Outstanding, End of Period................      32,307
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $ 12.002
  Accumulation Unit Value, End of Period....................    $  11.55
  Number of Units Outstanding, End of Period................     204,561
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $ 20.432
  Accumulation Unit Value, End of Period....................    $  19.68
  Number of Units Outstanding, End of Period................      71,921
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $ 11.189
  Accumulation Unit Value, End of Period....................    $  12.15
  Number of Units Outstanding, End of Period................      99,531
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $ 25.263
  Accumulation Unit Value, End of Period....................    $  19.80
  Number of Units Outstanding, End of Period................     403,785

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*

                                                                FOR THE
                                                                 PERIOD
                                                               JANUARY 1*
                                                                THROUGH
                                                              DECEMBER 31
                                                                  2000
                                                              ------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   24.138
  Accumulation Unit Value, End of Period....................   $    20.33
  Number of Units Outstanding, End of Period................      674,689
AIM V.I. HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $    9.957
  Accumulation Unit Value, End of Period....................   $     7.95
  Number of Units Outstanding, End of Period................          834
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   21.914
  Accumulation Unit Value, End of Period....................   $    15.90
  Number of Units Outstanding, End of Period................      245,480
AIM V.I. MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   11.479
  Accumulation Unit Value, End of Period....................   $    11.98
  Number of Units Outstanding, End of Period................       95,879
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    20.18
  Number of Units Outstanding, End of Period................       11,448
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   22.589
  Accumulation Unit Value, End of Period....................   $    19.00
  Number of Units Outstanding, End of Period................    1,000,356

* The Contracts were first offered on January 17, 2000. All Variable Sub-Accounts were first offered under the Contracts on January 17, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00%

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
                  CONTRACT WITH ENHANCED DEATH BENEFIT OPTION

                                                                FOR THE
                                                                 PERIOD
                                                               JANUARY 1*
                                                                THROUGH
                                                              DECEMBER 31
                                                                  2000
                                                              ------------
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $   10.985
  Number of Units Outstanding, End of Period................      102,502
AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    9.729
  Number of Units Outstanding, End of Period................       75,164
AIM V.I. BLUE CHIP SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    8.837
  Number of Units Outstanding, End of Period................      177,304
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    9.513
  Number of Units Outstanding, End of Period................      131,409
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $   11.566
  Number of Units Outstanding, End of Period................        7,338
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $    10.00
  Accumulation Unit Value, End of Period....................   $    7.902
  Number of Units Outstanding, End of Period................       78,274
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    9.833
  Number of Units Outstanding, End of Period................        6,486
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $   10.100
  Number of Units Outstanding, End of Period................       14,485
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $   10.770
  Number of Units Outstanding, End of Period................       15,884
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    8.312
  Number of Units Outstanding, End of Period................      122,705

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*

                                                                FOR THE
                                                                 PERIOD
                                                               JANUARY 1*
                                                                THROUGH
                                                              DECEMBER 31
                                                                  2000
                                                              ------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    9.080
  Number of Units Outstanding, End of Period................      136,401
AIM V.I. HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    8.015
  Number of Units Outstanding, End of Period................       15,188
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    8.096
  Number of Units Outstanding, End of Period................       45,706
AIM V.I. MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $   10.468
  Number of Units Outstanding, End of Period................       15,332
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $   20.212
  Number of Units Outstanding, End of Period................       33,509
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $   10.000
  Accumulation Unit Value, End of Period....................   $    8.772
  Number of Units Outstanding, End of Period................      212,887

* The Contracts were first offered on January 17, 2000. All Variable Sub-Accounts were first offered under the Contracts on January 17, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20%

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION
-----------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
INVESTMENTS
-----------------------------------------------------
THE CONTRACT
-----------------------------------------------------
   Purchase of Contracts
-----------------------------------------------------
   Tax-free Exchanges (1035 Exchanges,
   Rollovers and Transfers)
-----------------------------------------------------
PERFORMANCE INFORMATION
-----------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
-----------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
-----------------------------------------------------
DESCRIPTION
-----------------------------------------------------

GENERAL MATTERS
-----------------------------------------------------
   Incontestability
-----------------------------------------------------
   Settlements
-----------------------------------------------------
   Safekeeping of the Variable Account's
   Assets
-----------------------------------------------------
   Premium Taxes
-----------------------------------------------------
   Tax Reserves
-----------------------------------------------------
FEDERAL TAX MATTERS
-----------------------------------------------------
QUALIFIED PLANS
-----------------------------------------------------
EXPERTS
-----------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                 THE AIM LIFETIME PLUS(sm) II VARIABLE ANNUITY





Allstate Life Insurance Company of New York        Statement of Additional
                                                    Information
Allstate Life of New York Separate Account A        dated May 1, 2001
One Allstate Drive, Farmingville, New York 11738
Service Center
P.O. Box 94038, Palatine, IL 60094-4038
1 (800) 692-4682


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(sm) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.


                               TABLE OF CONTENTS



         Description                                                   Page

         Additions, Deletions or Substitutions of Investments
         The Contract
            Purchase of Contracts
            Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Performance Information
         Calculation of Accumulation Unit Values
         Calculation of Variable Income Payments
         General Matters
            Incontestability
            Settlements
            Safekeeping of the Variable Account's Assets
            Premium Taxes
            Tax Reserves
         Federal Tax Matters
         Qualified Plans
         Experts
         Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

           1000(1 + T)n = ERV

            where:

           T         =    average annual total return
           ERV       =    ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of 1, 5, or 10 year periods or shorter period

           n         =    number of years in the period

           1000      =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed average Contract size of $50,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. The AIM Lifetime Plus(SM) II Variable Annuity Contracts were first offered to the public on January 17, 2000. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, including the withdrawal charge and contract maintenance charge described above. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and on May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Fund Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies in effect during the periods shown.

The inception dates of the Variable Sub-Accounts are as follows:


AIM V.I. Aggressive Growth Fund                                    10/25/99
AIM V.I. Balanced Fund                                             10/25/99
AIM V.I. Blue Chip Fund                                            01/03/00
AIM V.I. Capital Appreciation                                      10/14/96
AIM V.I. Capital Development Fund                                  10/25/99
AIM V.I. Dent Demographic Trends Fund                              01/03/00
AIM V.I. Diversified Income Fund                                   10/14/96
AIM V.I. Global Utilities Fund                                     10/14/96
AIM V.I. Government Securities Fund                                10/14/96
AIM V.I. Growth Fund                                               10/14/96
AIM V.I. Growth and Income Fund                                    10/14/96
AIM V.I. High Yield Fund                                           10/25/99
AIM V.I. International Equity Fund                                 10/14/96
AIM V.I. Money Market Fund                                         10/14/96
AIM V.I. New Technology Fund                                       01/03/00
AIM V.I. Value Fund                                                10/14/96





(WITHOUT THE ENHANCED DEATH BENEFIT OPTION)

                                                                                          10 YEAR OR
FUND                                                        1 YEAR        5 YEAR       SINCE INCEPTION
AIM V.I. Aggressive Growth Fund                             -3.75%         #N/A             19.13%
AIM V.I. Balanced Fund                                     -10.13%         #N/A             2.22%
AIM V.I. Blue Chip Fund                                    -13.87%         #N/A            -13.77%
AIM V.I. Capital Appreciation                              -16.43%         #N/A             11.20%
AIM V.I. Capital Development Fund                           2.50%          #N/A             26.08%
AIM V.I. Dent Demographic Trends Fund                      -22.99%         #N/A            -22.90%
AIM V.I. Diversified Income Fund                            -5.54%         #N/A             0.19%
AIM V.I. Global Utilities Fund                              -8.33%         #N/A             14.98%
AIM V.I. Government Securities Fund                         3.32%          #N/A             4.33%
AIM V.I. Growth Fund                                       -25.42%         #N/A             12.08%
AIM V.I. Growth and Income Fund                            -19.85%         #N/A             14.24%
AIM V.I. High Yield Fund                                   -24.03%         #N/A            -17.12%
AIM V.I. International Equity Fund                         -30.97%         #N/A             7.81%
AIM V.I. Money Market Fund                                  -0.68%         #N/A             3.34%
AIM V.I. New Technology Fund                               -40.25%         #N/A            -42.30%
AIM V.I. Value Fund                                        -19.94%         #N/A             13.31%

(WITH THE ENHANCED DEATH BENEFIT OPTION)

                                                                                          10 YEAR OR
FUND                                                        1 YEAR        5 YEAR       SINCE INCEPTION
AIM V.I. Aggressive Growth Fund                             -3.94%         #N/A             18.90%
AIM V.I. Balanced Fund                                     -10.31%         #N/A             2.02%
AIM V.I. Blue Chip Fund                                    -14.04%         #N/A            -13.94%



AIM V.I. Capital Appreciation                              -16.59%         #N/A             10.98%
AIM V.I. Capital Development Fund                           2.29%          #N/A             25.83%
AIM V.I. Dent Demographic Trends Fund                      -23.14%         #N/A            -23.05%
AIM V.I. Diversified Income Fund                            -5.73%         #N/A             -0.01%
AIM V.I. Global Utilities Fund                              -8.51%         #N/A             14.75%
AIM V.I. Government Securities Fund                         3.11%          #N/A             4.12%
AIM V.I. Growth Fund                                       -25.57%         #N/A             11.86%
AIM V.I. Growth and Income Fund                            -20.01%         #N/A             14.01%
AIM V.I. High Yield Fund                                   -24.18%         #N/A            -17.29%
AIM V.I. International Equity Fund                         -31.11%         #N/A             7.59%
AIM V.I. Money Market Fund                                  -0.88%         #N/A             3.13%
AIM V.I. New Technology Fund                               -40.37%         #N/A            -42.42%
AIM V.I. Value Fund                                        -20.10%         #N/A             13.08%



NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n - 1

         where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year -by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. The Contracts were first offered for sale as of January 17, 2000. Certain of the Variable Sub-Accounts were available for investment prior to that date. Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge, contract maintenance charge, or taxes). No non-standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and on May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Fund Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies in effect during the periods shown.


The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.



(WITHOUT THE ENHANCED DEATH BENEFIT OPTION)
                                                                                         10 YEARS OR
FUND                                                        1 YEAR        5 YEARS      SINCE INCEPTION
AIM V.I. Aggressive Growth Fund                             1.48%          #N/A             24.63%
AIM V.I. Balanced Fund                                      -5.24%         #N/A             6.95%
AIM V.I. Blue Chip Fund                                     -9.18%         #N/A             -8.35%
AIM V.I. Capital Appreciation                              -11.88%         #N/A             11.95%
AIM V.I. Capital Development Fund                           8.06%          #N/A             31.89%
AIM V.I. Dent Demographic Trends Fund                      -18.79%         #N/A            -18.16%
AIM V.I. Diversified Income Fund                            -0.40%         #N/A             0.87%
AIM V.I. Global Utilities Fund                              -3.35%         #N/A             15.74%
AIM V.I. Government Securities Fund                         8.93%          #N/A             5.03%
AIM V.I. Growth Fund                                       -21.35%         #N/A             12.82%
AIM V.I. Growth and Income Fund                            -15.49%         #N/A             15.00%
AIM V.I. High Yield Fund                                   -19.89%         #N/A            -13.27%
AIM V.I. International Equity Fund                         -27.21%         #N/A             8.52%
AIM V.I. Money Market Fund                                  4.71%          #N/A             4.04%
AIM V.I. New Technology Fund                               -36.98%         #N/A            -38.55%
AIM V.I. Value Fund                                        -15.58%         #N/A             14.06%



(WITH THE ENHANCED DEATH BENEFIT OPTION)

                                                                                         10 YEARS OR
FUND                                                        1 YEAR        5 YEARS      SINCE INCEPTION
AIM V.I. Aggressive Growth Fund                             1.28%          #N/A             24.38%
AIM V.I. Balanced Fund                                      -5.43%         #N/A             6.74%
AIM V.I. Blue Chip Fund                                     -9.36%         #N/A             -8.53%
AIM V.I. Capital Appreciation                              -12.06%         #N/A             11.72%
AIM V.I. Capital Development Fund                           7.85%          #N/A             31.62%
AIM V.I. Dent Demographic Trends Fund                      -18.95%         #N/A            -18.32%
AIM V.I. Diversified Income Fund                            -0.60%         #N/A             0.67%
AIM V.I. Global Utilities Fund                              -3.54%         #N/A             15.51%
AIM V.I. Government Securities Fund                         8.71%          #N/A             4.82%
AIM V.I. Growth Fund                                       -21.51%         #N/A             12.60%
AIM V.I. Growth and Income Fund                            -15.65%         #N/A             14.77%
AIM V.I. High Yield Fund                                   -20.05%         #N/A            -13.44%
AIM V.I. International Equity Fund                         -27.35%         #N/A             8.31%


AIM V.I. Money Market Fund                                  4.50%          #N/A             3.83%
AIM V.I. New Technology Fund                               -37.11%         #N/A            -38.68%
AIM V.I. Value Fund                                        -15.74%         #N/A             13.83%

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and on May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Fund Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies in effect during the periods shown.

The following list provides the inception date for the Fund corresponding to each of the Variable Sub-Accounts included in the tables.



                                                           PORTFOLIO
FUND                                                       INCEPTION
AIM V.I. Aggressive Growth Fund                             05/01/98
AIM V.I. Balanced Fund                                      05/01/98
AIM V.I. Blue Chip Fund                                     12/29/99
AIM V.I. Capital Appreciation                               05/05/93
AIM V.I. Capital Development Fund                           05/01/98
AIM V.I. Dent Demographic Trends Fund                       12/29/99
AIM V.I. Diversified Income Fund                            05/05/93
AIM V.I. Global Utilities Fund                              05/02/94
AIM V.I. Government Securities Fund                         05/05/93
AIM V.I. Growth Fund                                        05/05/93
AIM V.I. Growth and Income Fund                             05/02/94
AIM V.I. High Yield Fund                                    05/01/98
AIM V.I. International Equity Fund                          05/05/93
AIM V.I. Money Market Fund                                  05/05/93
AIM V.I. Telecomunications and Technology Fund              10/18/93
AIM V.I. Value Fund                                         05/05/93


(WITHOUT THE ENHANCED DEATH BENEFIT OPTION)

                                                                                         10 YEARS OR
FUND                                                        1 YEAR        5 YEARS      SINCE INCEPTION
AIM V.I. Aggressive Growth Fund                             -3.75%         #N/A             12.16%
AIM V.I. Balanced Fund                                     -10.13%         #N/A             6.49%
AIM V.I. Blue Chip Fund                                    -13.87%         #N/A            -14.64%
AIM V.I. Capital Appreciation                              -16.43%        13.11%            15.62%
AIM V.I. Capital Development Fund                           2.50%          #N/A             7.29%
AIM V.I. Dent Demographic Trends Fund                      -22.99%         #N/A            -23.68%
AIM V.I. Diversified Income Fund                            -5.54%         1.39%            3.13%
AIM V.I. Global Utilities Fund                              -8.33%        13.47%            13.24%
AIM V.I. Government Securities Fund                         3.32%          3.77%            4.16%
AIM V.I. Growth Fund                                       -25.42%        13.37%            13.79%
AIM V.I. Growth and Income Fund                            -19.85%        15.14%            15.95%
AIM V.I. High Yield Fund                                   -24.03%         #N/A            -10.98%
AIM V.I. International Equity Fund                         -30.97%         9.29%            10.25%
AIM V.I. Money Market Fund                                  -0.68%         3.60%            3.56%
AIM V.I. New Fund*                                        -40.25%        15.35%            16.06%
AIM V.I. Value Fund                                        -19.94%        13.07%            15.27%


(WITH THE ENHANCED DEATH BENEFIT OPTION)

                                                                                         10 YEARS OR
FUND                                                        1 YEAR        5 YEARS      SINCE INCEPTION
AIM V.I. Aggressive Growth Fund                             -3.94%         #N/A             11.94%
AIM V.I. Balanced Fund                                     -10.31%         #N/A             6.28%
AIM V.I. Blue Chip Fund                                    -14.04%         #N/A            -14.81%
AIM V.I. Capital Appreciation                              -16.59%        12.89%            15.39%
AIM V.I. Capital Development Fund                           2.29%          #N/A             7.07%
AIM V.I. Dent Demographic Trends Fund                      -23.14%         #N/A            -23.84%
AIM V.I. Diversified Income Fund                            -5.73%         1.19%            2.92%
AIM V.I. Global Utilities Fund                              -8.51%        13.25%            13.01%
AIM V.I. Government Securities Fund                         3.11%          3.57%            3.96%
AIM V.I. Growth Fund                                       -25.57%        13.15%            13.56%
AIM V.I. Growth and Income Fund                            -20.01%        14.91%            15.72%
AIM V.I. High Yield Fund                                   -24.18%         #N/A            -11.15%
AIM V.I. International Equity Fund                         -31.11%         9.08%            10.03%
AIM V.I. Money Market Fund                                  -0.88%         3.39%            3.36%
AIM V.I. New Fund*                                         -40.37%        15.12%            15.83%
AIM V.I. Value Fund                                        -20.10%        12.84%            15.04%

* Prior to October 15, 1999, the AIM V.I. New Technology Fund was a series of GT Global Variable Investment Trust.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-

Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A)  is the sum of:

                  (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

                  (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

          (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

          (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     - multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     - dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment

Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.


QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000, and for each of the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and related financial statement schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago,Illinois
February 23, 2001

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME

                                                                                     YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------------
($ in thousands)                                                  2000                        1999                       1998
                                                           -----------------           -----------------          -----------------
REVENUES

Premiums (net of reinsurance ceded
   of $5,491, $4,253, and $3,204)                          $         104,316           $          63,748          $          85,771
Contract charges                                                      41,885                      38,626                     33,281
Net investment income                                                176,539                     148,331                    134,413
Realized capital gains and losses                                     (5,181)                     (2,096)                     4,697
                                                           -----------------           -----------------          -----------------
                                                                     317,559                     248,609                    258,162
                                                           -----------------           -----------------          -----------------

COSTS AND EXPENSES

Contract benefits (net of reinsurance receoverable
   of $715, $1,166, and $797)                                        233,299                     178,267                    183,839
Amortization of deferred policy acquisition costs                     13,744                       8,985                      7,029
Operating costs and expenses                                          23,985                      20,151                     24,703
                                                           -----------------           -----------------          -----------------
                                                                     271,028                     207,403                    215,571
                                                           -----------------           -----------------          -----------------

INCOME FROM OPERATIONS
   BEFORE INCOME TAX EXPENSE                                          46,531                      41,206                     42,591
Income tax expense                                                    15,616                      14,640                     14,934
                                                           -----------------           -----------------          -----------------

NET INCOME                                                            30,915                      26,566                     27,657
                                                           -----------------           -----------------          -----------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER TAX
Change in unrealized net capital gains and losses                     88,008                     (52,672)                    18,427
                                                           -----------------           -----------------          -----------------

COMPREHENSIVE INCOME (LOSS)                                $         118,923           $         (26,106)         $          46,084
                                                           =================           =================          =================







                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                      DECEMBER 31,
                                                                         -------------------------------------
                                                                               2000                 1999
                                                                         ----------------     ----------------
($ in thousands, except par value data)
ASSETS
Investments
  Fixed income securities, at fair value
   (amortized cost $2,260,087 and $1,858,216)                            $      2,476,132     $      1,912,545
  Mortgage loans                                                                  207,857              166,997
  Short-term                                                                       58,224               46,037
  Policy loans                                                                     31,772               31,109
                                                                         ----------------     ----------------
     Total investments                                                          2,773,985            2,156,688

Cash                                                                                2,162                1,135
Deferred policy acquisition costs                                                 124,601              106,932
Accrued investment income                                                          32,422               25,712
Reinsurance recoverables, net                                                       1,269                1,949
Other assets                                                                        7,980                7,803
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL ASSETS                                                        $      3,502,508     $      2,743,924
                                                                         ================     ================

LIABILITIES
Reserve for life-contingent contract benefits                            $      1,226,349     $      1,098,016
Contractholder funds                                                            1,107,495              839,157
Current income taxes payable                                                       11,723               10,132
Deferred income taxes                                                              53,181                3,077
Other liabilities and accrued expenses                                            117,304               41,218
Payable to affiliates, net                                                          3,556                4,731
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL LIABILITIES                                                          3,079,697            2,440,036
                                                                         ----------------     ----------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000
   shares authorized, issued and outstanding                                        2,500                2,500
Additional capital paid-in                                                         45,787               45,787
Retained income                                                                   256,282              225,367

Accumulated other comprehensive income:
  Unrealized net capital gains                                                    118,242               30,234
                                                                         ----------------     ----------------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                                 118,242               30,234
                                                                         ----------------     ----------------
     TOTAL SHAREHOLDER'S EQUITY                                                   422,811              303,888
                                                                         ----------------     ----------------
     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $      3,502,508     $      2,743,924
                                                                         ================     ================



                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         DECEMBER 31,
                                                                   -----------------------------------------------------------
                                                                         2000                 1999                  1998
                                                                   ----------------     ----------------      ----------------
($ in thousands)
COMMON STOCK
Balance, beginning of year                                         $          2,500     $          2,000      $          2,000
Issuance of stock                                                                 -                  500                     -
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                          2,500                2,500                 2,000
                                                                   ----------------     ----------------      ----------------

ADDITIONAL CAPITAL PAID-IN                                         $         45,787     $         45,787      $         45,787
                                                                   ----------------     ----------------      ----------------

RETAINED INCOME
Balance, beginning of year                                         $        225,367     $        198,801      $        171,144
Net income                                                                   30,915               26,566                27,657
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        256,282              225,367               198,801
                                                                   ----------------     ----------------      ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                         $         30,234     $         82,906      $         64,479
Change in unrealized net capital gains
     and losses                                                              88,008              (52,672)               18,427
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        118,242               30,234                82,906
                                                                   ----------------     ----------------      ----------------

TOTAL SHAREHOLDER'S EQUITY                                         $        422,811     $        303,888      $        329,494
                                                                   ================     ================      ================






                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                     --------------------------------------------------------------
($ in thousands)                                                          2000                    1999                    1998
                                                                     --------------          --------------          --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                           $       30,915          $       26,566          $     27,657
Adjustments to reconcile net income to net cash
    provided by operating activities
       Amortization and other non-cash items                                (45,051)                (37,619)              (34,890)
       Realized capital gains and losses                                      5,181                   2,096                (4,697)
       Interest credited to contractholder funds                             52,499                  36,736                41,200
       Changes in:
           Life-contingent contract benefits and
               contractholder funds                                          75,031                  38,527                53,343
           Deferred policy acquisition costs                                (25,303)                (17,262)              (16,693)
           Income taxes payable                                               4,305                   2,094                13,865
           Other operating assets and liabilities                           (11,916)                 13,049               (15,974)
                                                                     --------------          --------------          --------------
               Net cash provided by operating activities                     85,661                  64,187                63,811
                                                                     --------------          --------------          --------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                              164,125                 161,443                65,281
Investment collections
       Fixed income securities                                               42,449                  21,822               159,648
       Mortgage loans                                                        15,681                   7,479                 5,855
Investments purchases
       Fixed income securities                                             (516,908)               (383,961)             (292,444)
       Mortgage loans                                                       (55,914)                (31,888)              (24,252)
Change in short-term investments, net                                        16,139                  29,493               (55,846)
Change in policy loans, net                                                    (663)                 (1,489)               (2,020)
                                                                     --------------          --------------          --------------
               Net cash used in investing activities                       (335,091)               (197,101)             (143,778)
                                                                     --------------          --------------          --------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                           -                      500                     -
Contractholder fund deposits                                                408,711                 197,439               137,473
Contractholder fund withdrawals                                            (158,254)                (67,007)              (54,782)
                                                                     --------------          --------------          --------------
               Net cash provided by financing activities                    250,457                 130,932                82,691
                                                                     --------------          --------------          --------------

NET INCREASE (DECREASE) IN CASH                                               1,027                  (1,982)                2,724
CASH AT THE BEGINNING OF YEAR                                                 1,135                   3,117                   393
                                                                     --------------          --------------          --------------
CASH AT END OF YEAR                                                  $        2,162          $        1,135          $      3,117
                                                                     ==============          ==============          ==============


                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

     To conform with the 2000 presentation, certain amounts in the prior year's financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company markets a broad line of life insurance and investment products in the state of New York through a combination of Allstate agents, which include life specialists and Personal Financial Representatives, securities firms, banks, specialized brokers and direct response marketing. Life insurance products consist of interest-sensitive life, traditional products, including term and whole life and immediate annuities with life contingencies. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted and variable annuities. In 2000, annuity premiums and deposits represented 88.2% of the Company's total statutory premiums and deposits.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affliliated entities with which the Company has alliances could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions for losses are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and includes collateral received in connection with certain securities lending activities. Policy loans are carried at the unpaid principal balances.

     Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company utilizes financial futures contracts that are derivative financial instruments. By meeting specific criteria, these futures are designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

     If subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the occurrence of a hedged anticipatory transaction is no longer probable), the Company may terminate the derivative position. Gains and losses on ineffective hedges are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of the hedged item.

     The Company accounts for financial futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified. Under deferral accounting, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains and losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred are then recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholders, interest credited to the contractholder account balances and one or more amounts assessed against the contractholders. Premiums from these contracts are reported as deposits to the contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


balances for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balances.

     Limited payment contracts, a type of life-contingent immediate annuity or traditional life product, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balances for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balances.

     Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS

     Certain costs that vary with and are primarily related to acquiring life and investment business, principally agents or brokers remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized to income.

     For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business in-force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the present value of the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized gain or loss included in shareholder's equity.

     The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


current crediting rates.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). Reinsurance recoverables are estimated based upon assumptions consistent with those used in establishing the underlying reinsured contacts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable there from are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

SEPARATE ACCOUNTS

     The Company issues deferred variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

     The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance, immediate annuities with life contingencies and certain variable annuity guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized gains included in shareholder's equity.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are presented in Note 5.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In June 1999, the Financial Accounting Standards Board ("FASB") delayed the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. The delay in implementation was effected through the issuance of SFAS No. 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, which amends the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. As required, the Company has prospectively adopted the provisions of SFAS No. 133 and SFAS No. 138 ("statements") as of January 1, 2001. The cumulative impact of adoption is not material to either the financial position or results of operations of the Company.

     Upon adoption, assets and liabilities pertaining to derivatives (some previously off-balance sheet), embedded derivatives and hedged risks are carried at fair value. In connection with adopting the statements, all hedging relationships were designated anew. The Company's economic hedging strategies did not change as a result of adopting the statements, however, the accounting for most other strategies did change. The fair value of the derivative and the hedged risk in economic hedging strategies which qualify for hedge accounting will be matched together in Net income. For derivatives in economic hedging strategies which do not qualify as accounting hedges, the current settlement portion in Net income together with the risk being economically hedged while the change in value of the final settlement portion of the derivative will be classified as a component of Realized capital gains and losses.

     Hedge ineffectiveness from open accounting hedges will be reported in Realized capital gains and losses. Additionally, the market value changes of embedded derivatives reported separately will be classified in Realized capital gains and losses, provided the item is not economically hedged. Separation of the convertible feature from fixed maturity securities generally results in discounted security and a new basis of accretion of discount.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured. (See Note 8 for amounts ceded to ALIC).

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $16,189, $14,561 and $12,747 of structured settlement annuities, a type of immediate annuity, in 2000, 1999 and 1998, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4,392, $4,298 and $5,152 relate to structured settlement annuities with life contingencies and are included in premium income in 2000, 1999 and 1998, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. Reserves recorded by the Company for annuities related to the surety bonds were $1.29 billion and $1.19 billion at December 31, 2000 and 1999, respectively.

BUSINESS OPERATIONS

     The Company utilizes services performed by AIC and ALIC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $15,602, $16,155 and $23,369 in 2000, 1999 and 1998, respectively. A portion of these expenses relate to the acquisition of business that are deferred and amortized over the contract period.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

BROKER/DEALER AGREEMENT

     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, Inc. ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between the Company and Putnam. The Company incurred $10,932 of commission expenses and other distribution expenses payable to ADLLC during 2000. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program, for which ADLLC reimbursed the Company $549 for the year ended December 31, 2000.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

4.   INVESTMENTS

     FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                           GROSS UNREALIZED
                                                    AMORTIZED             ------------------                FAIR
                                                      COST             GAINS              LOSSES            VALUE
                                                      ----             -----              ------            -----
AT DECEMBER 31, 2000
U.S. government and agencies                     $      461,621    $      137,950    $          (81)   $      599,490
Municipal                                                97,310             2,626              (858)           99,078
Corporate                                             1,227,247            70,431           (20,527)        1,277,151
Foreign government                                       66,680            13,367                 -            80,047
Mortgage-backed securities                              368,614            13,004              (669)          380,949
Asset-backed securities                                  38,615               831               (29)           39,417
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    2,260,087    $      238,209    $      (22,164)   $    2,476,132
                                                 ==============    ==============    ==============    ==============

AT DECEMBER 31, 1999
U.S. government and agencies                     $      413,875    $       53,717    $       (2,705)   $      464,887
Municipal                                                60,256               997            (1,976)           59,277
Corporate                                               996,298            36,303           (31,695)        1,000,906
Foreign government                                       61,987             3,217              (639)           64,565
Mortgage-backed securities                              291,304             4,770            (7,370)          288,704
Asset-backed securities                                  34,496                26              (316)           34,206
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    1,858,216    $       99,030    $      (44,701)   $    1,912,545
                                                 ==============    ==============    ==============    ==============

SCHEDULED MATURITIES
      The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                                                          AMORTIZED           FAIR
                                                                             COST             VALUE
                                                                             ----             -----
Due in one year or less                                                 $      11,073    $      11,075
Due after one year through five years                                         310,910          318,412
Due after five years through ten years                                        291,686          302,094
Due after ten years                                                         1,239,189        1,424,185
                                                                        -------------    -------------
                                                                            1,852,858        2,055,766
Mortgage- and asset-backed securities                                         407,229          420,366
                                                                        -------------    -------------
  Total                                                                 $   2,260,087    $   2,476,132
                                                                        =============    =============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $     160,919     $     135,561     $     124,100
Mortgage loans                                                       14,899            12,346            10,309
Other                                                                 3,227             3,495             2,940
                                                              -------------     -------------     -------------
  Investment income, before expense                                 179,045           151,402           137,349
  Investment expense                                                  2,506             3,071             2,936
                                                              -------------     -------------     -------------
  Net investment income                                       $     176,539     $     148,331     $     134,413
                                                              =============     =============     =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $      (2,089)    $      (2,207)    $       4,755
Mortgage loans                                                          697                42               (65)
Other                                                                (3,789)               69                 7
                                                              -------------     -------------     -------------

   Realized capital gains and losses                                 (5,181)           (2,096)            4,697
   Income taxes                                                       1,813              (765)            1,644
                                                              -------------     -------------     -------------
   Realized capital gains and losses, after tax               $      (3,368)    $      (1,331)    $       3,053
                                                              =============     =============     =============

     Excluding calls and prepayments, gross gains of $2,986, $1,713 and $2,905 and gross losses of $8,864, $3,845 and $164 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively.

UNREALIZED NET CAPITAL GAINS

     Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                                                GROSS UNREALIZED              UNREALIZED
                                    AMORTIZED COST     FAIR VALUE           GAINS             LOSSES           NET GAINS
                                    --------------     -----------       -----------       -----------       -----------
Fixed income securities              $ 2,260,087       $ 2,476,132       $   238,209       $   (22,164)      $   216,045
                                     -----------       -----------       -----------       -----------       -----------
Reserve for life-contingent
  contract benefits                                                                                              (26,500)
Deferred acquisition costs                                                                                        (7,634)
Deferred income taxes                                                                                            (63,669)
                                                                                                             -----------
Unrealized net capital gains                                                                                 $   118,242
                                                                                                             ===========

CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                                                       2000             1999              1998
                                                                              ----             ----              ----
Fixed income securities                                                  $   161,716       $  (262,766)      $    70,948
Reserves for life contingent-contract benefits                               (18,685)          179,891           (42,251)
Deferred income taxes                                                        (47,389)           28,362            (9,922)
Deferred policy acquisition costs and other                                   (7,634)            1,841              (348)
                                                                         -----------       -----------       -----------
Increase (decrease) in unrealized net capital gains                      $    88,008       $   (52,672)      $    18,427
                                                                         ===========       ===========       ===========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES

     Pretax provisions for investment losses, principally relating to valuation allowances on mortgage loans were $114 in 1998. There were no provisions for investment losses in 2000 or 1999.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The Company had no impaired loans at December 31, 2000 and 1999.

     The valuation allowance for mortgage loans at December 31, 2000, 1999 and 1998 were $119, $600 and $600, respectively. Net additions and reductions to the mortgage loan valuation allowances were ($481), $0 and $114 for the year ended December 31, 2000, 1999 and 1998, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of municipal bond portfolio carrying value)                                    2000                 1999
                                                                                  ----                 ----
         California                                                               23.4%                20.2%
         Pennsylvania                                                             14.9                  7.5
         Nebraska                                                                 10.8                  -
         Ohio                                                                     10.7                 16.4
         Nevada                                                                    8.6                  -
         Utah                                                                      8.1                  -
         Illinois                                                                  6.9                 11.6

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         California                                                               30.8%                34.9%
         New York                                                                 26.8                 27.6
         New Jersey                                                               16.0                 12.3
         Illinois                                                                 14.3                 13.2
         Pennsylvania                                                              6.8                  9.7

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         Retail                                                                    29.0%                33.1%
         Office buildings                                                          21.2                 18.9
         Warehouse                                                                 18.4                 18.5
         Apartment complex                                                         17.4                 15.8
         Industrial                                                                 6.9                  4.6
         Other                                                                      7.1                  9.1
                                                                                  ------               ------
                                                                                  100.0%               100.0%
                                                                                  ======               ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2000, are as follows:

                                                      NUMBER OF LOANS      CARRYING VALUE           PERCENT
                                                      ---------------      --------------           -------
2001                                                              3        $        3,072             1.5%
2002                                                              2                 5,631             2.7
2003                                                              0                     -               -
2004                                                              3                 3,739             1.8
2005                                                              3                 7,696             3.7
Thereafter                                                       39               187,719            90.3%
                                                        -----------        --------------           ------
     Total                                                       50        $      207,857           100.0%
                                                        ===========        ==============           ======

     In 2000, $4.5 million of commercial mortgage loans were contractually due. Of these, 51.1% were paid as due and 48.9% were refinanced at prevailing market terms.

     The Company participates in securities lending programs with third parties, primarily large brokerage firms. At December 31, 2000, fixed income securities with a carrying value of $89,241 have been pledged as collateral under these lending agreements. As security, the Company receives cash collateral that is included in Short-term investments with an offsetting liability recorded in Other liabilities.

SECURITIES ON DEPOSIT

     At December 31, 2000, fixed income securities with a carrying value of $2,159 were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values approximate fair value.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                               2000                                       1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                 CARRYING             FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Fixed income securities        $  2,476,132          $  2,476,132          $  1,912,545        $  1,912,545
Mortgage loans                      207,857               212,345               166,997             159,853
Short-term                           58,224                58,224                46,037              46,037
Policy loans                         31,772                31,772                31,109              31,109
Separate Accounts                   560,089               560,089               443,705             443,705

CARRYING VALUE AND FAIR VALUE INCLUDES THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

     Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values approximate fair value.

     The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                  2000                                    1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                CARRYING              FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Contractholder funds on
   investment contracts        $    874,158          $    850,767           $    627,488       $    605,113
Separate Accounts                   560,089               560,089                443,705            443,705

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The only derivative financial instruments used by the Company are financial futures contracts. The Company primarily uses this derivative financial instrument to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The following table summarizes the contract amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                                 CARRYING VALUE
                                                CONTRACT        CREDIT               FAIR            ASSETS/
                                                 AMOUNT         EXPOSURE             VALUE        (LIABILITIES)
                                                 ------         --------             -----         -----------
AT DECEMBER 31, 2000
Financial futures contracts                    $    21,500     $        -        $        (32)    $        (54)

AT DECEMBER 31, 1999
Financial futures contracts                    $     8,700     $        -        $        (29)    $        588

CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES.

     The contract amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date. The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

     Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes financial futures contracts to manage its market risk related to anticipatory investment purchases and sales. Financial futures used as hedges of anticipatory transactions pertain to identified transactions that are probable to occur and are generally completed within 90 days.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to borrowers. At December 31, 2000, the Company did not have any mortgage loan commitments outstanding.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


6.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2000 and 1999 are as follows:

                                                                      2000                   1999
                                                                      ----                   ----
          Balance, beginning of year                             $     106,932          $      87,830
          Acquisition costs deferred                                    39,047                 26,247
          Amortization charged to income                               (21,994)                (8,861)
          Adjustment from unlocking assumptions                          8,250                   (124)
          Effect of unrealized gains and (losses)                       (7,634)                 1,840
                                                                 -------------          -------------
          Balance, end of year                                   $     124,601          $     106,932
                                                                 =============          =============

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                          2000             1999
                                                                          ----             ----
          Immediate annuities:
             Structured settlement annuities                          $ 1,147,530      $ 1,024,049
             Other immediate annuities                                      4,449            2,933
          Traditional life                                                 72,157           70,254
          Other                                                             2,213              780
                                                                      -----------      -----------
             Total Reserve for life-contingent contract benefits      $ 1,226,349      $ 1,098,016
                                                                      ===========      ===========

     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 3.5% to 11.5% for immediate annuities and 4.0% to 7.8% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established, if necessary, and have been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $26.5 million and $8 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2000 and 1999, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     At December 31, Contractholder funds consists of the following:

                                                                    2000                    1999
                                                                    ----                    ----
          Interest-sensitive life                               $   233,320             $   211,729
          Fixed annuities:
               Immediate annuities                                  337,282                 303,564
               Deferred annuities                                   486,893                 273,864
          Other investment contracts                                 50,000                  50,000
                                                                -----------             -----------
               Total contractholder funds                       $ 1,107,495             $   839,157
                                                                ===========             ===========

     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.3% to 7.0% for interest-sensitive life contracts; 3.5% to 9.8% for immediate annuities; 4.6% to 8.0% for deferred annuities and 6.6% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 8.1% of deferred annuities are subject to a market value adjustment.

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.
(See Note 3 for discussion of reinsurance agreements with ALIC.)

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
PREMIUMS AND CONTRACT CHARGES
Direct                                                                              $ 150,498    $ 105,580    $ 121,881
Assumed - non-affiliate                                                                 1,194        1,047          375
Ceded
    Affiliate                                                                          (4,621)      (3,408)      (2,518)
    Non-affiliate                                                                        (870)        (845)        (686)
                                                                                    ---------    ---------    ---------
      Premiums and contract charges, net of reinsurance                             $ 146,201    $ 102,374    $ 119,052
                                                                                    =========    =========    =========

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
POLICY BENEFITS AND CERTAIN COSTS AND EXPENSES
Direct                                                                              $ 271,326    $ 208,292    $ 216,074
Assumed - non-affiliate                                                                   559          509          205
Ceded
    Affiliate                                                                            (496)        (211)        (315)
    Non-affiliate                                                                        (361)      (1,187)        (393)
                                                                                    ---------    ---------    ---------
      Policy benefits and certain costs and expenses, net of reinsurance            $ 271,028    $ 207,403    $ 215,571
                                                                                    =========    =========    =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     Included in reinsurance recoverables at December 31, 2000 and 1999 are the net amounts owed to ALIC of $569 and $458, respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company's business is subject to the effect of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

MARKETING AND COMPLIANCE ISSUES

     Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

10.  INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                             2000            1999
                                                                             ----            ----
DEFERRED ASSETS
Life and annuity reserves                                                $    49,070     $    42,248
Discontinued operations                                                          366             366
Other postretirement benefits                                                    284             296
Other assets                                                                   1,150           1,319
                                                                         -----------     -----------

      Total deferred assets                                                   50,870          44,229

DEFERRED LIABILITIES

Deferred policy acquisition costs                                            (32,047)        (25,790)
Unrealized net capital gains                                                 (63,669)        (16,280)
Difference in tax bases of investments                                        (5,952)         (3,194)
Prepaid commission expense                                                      (759)           (682)
Other liabilities                                                             (1,624)         (1,360)
                                                                         -----------     -----------

      Total deferred liabilities                                            (104,051)        (47,306)
                                                                         -----------     -----------

      Net deferred liability                                             $   (53,181)    $    (3,077)
                                                                         ===========     ===========

     Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                                        2000         1999         1998
                                                        ----         ----         ----
Current                                               $ 12,901     $  8,650     $ 13,679
Deferred                                                 2,715        5,990        1,255
                                                      --------     --------     --------
      Total income tax expense                        $ 15,616     $ 14,640     $ 14,934
                                                      ========     ========     ========

     The Company paid income taxes of $11,310, $12,547 and $3,788 in 2000, 1999 and 1998, respectively. The Company had a current income tax liability of $11,723 and $10,132 at December 31, 2000 and 1999, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                              2000             1999              1998
                                                              ----             ----              ----
Statutory federal income tax rate                            35.0%            35.0%             35.0%
State income tax expense                                      1.0              1.6               1.6
Other                                                        (2.4)            (1.1)             (1.5)
                                                             ----             ----              ----
Effective income tax rate                                    33.6%            35.5%             35.1%
                                                             ====             ====              ====

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $389, will result in federal income taxes payable of $136 if distributed by the Company. No provision

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  STATUTORY FINANCIAL INFORMATION

     The Company's statutory capital and surplus was $238,158 and $214,738 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $26,088, $18,767 and $13,649 for the years ended December 31, 2000, 1999 and
1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

     The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, New York, has rejected certain accounting principles, specifically Statement of Statutory Accounting Principle ("SSAP") No. 10, accounting for taxes and continues to review codification and existing statutory accounting requirements to align existing state laws and regulations as necessary. The Company currently estimates it will record an increase to surplus of approximately $4.5 million at implementation. The increase to surplus is primarily due to favorable treatment investment write-downs receive within the asset valuation reserve and the reclassification of private placement prepayment penalties and mortgage loan make-whole fees from the interest maintenance reserve to investment income. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the New York State Insurance Department is $23,566.

     In the twelve-month period beginning January 1, 2000, the Company did not pay any dividends.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above a level that would require regulatory action.

12.  BENEFIT PLANS

PENSION PLANS

     Defined benefit pension plans, sponsored by AIC, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The (benefit) and cost to the Company included in net income was $(62), $(263) and $382 for the pension plans in 2000, 1999 and 1998, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans.

PROFIT SHARING PLAN

     Employees of the Corporation are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). Contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense was $198, $176, $567 in 2000, 1999 and 1998, respectively.

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                                1999                              1998
                            ---------------------------------- ----------------------------------- --------------------------------
                                                      After-                              After-                            After-
                               Pretax       Tax        tax        Pretax       Tax         tax       Pretax       Tax        tax
                               ------       ---        ---        ------       ---         ---       ------       ---        ---
UNREALIZED CAPITAL GAINS
 AND LOSSES:
   Unrealized holding
      gains (losses)
      arising during
      the period             $ 129,754   $ (45,414)  $ 84,340   $ (83,241)  $  29,134   $ (54,107)  $ 33,218   $ (11,626)  $ 21,592
   Less: reclassification
      adjustments               (5,643)      1,975     (3,668)     (2,207)        772      (1,435)     4,869      (1,704)     3,165
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Unrealized net capital
  gains (losses)               135,397     (47,389)    88,008     (81,034)     28,362     (52,672)    28,349      (9,922)    18,427
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Other comprehensive
  income (loss)              $ 135,397   $ (47,389)  $ 88,008   $ (81,034)  $  28,362   $ (52,672)  $ 28,349   $  (9,922)  $ 18,427
                             =========   =========   ========   =========   =========   =========   ========   =========   ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 2000                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    15,916,421    $      1,592,962    $    14,323,459
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       143,550    $          4,706    $       138,844
    Accident and health                                                   8,142                 785              7,357
                                                                ---------------    ----------------    ---------------
                                                                $       151,692    $          5,491    $       146,201
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1999                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    14,140,049    $      1,066,993    $    13,073,056
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $        99,760    $          3,397    $        96,363
    Accident and health                                                   6,867                 856              6,011
                                                                ----------------   ----------------    ---------------
                                                                $       106,627    $          4,253    $       102,374
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1998                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    12,656,826    $        857,500    $    11,799,326
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       116,455    $          2,318    $       114,137
    Accident and health                                                   5,801                 886              4,915
                                                                ----------------   ----------------    ---------------
                                                                $       122,256    $          3,204    $       119,052
                                                                ===============    ================    ===============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)

                                                    BALANCE AT       CHARGED TO                         BALANCE AT
                                                    BEGINNING         COSTS AND                           END OF
                                                    OF PERIOD         EXPENSES         DEDUCTIONS         PERIOD
                                                    ---------         --------         ----------         ------
YEAR ENDED DECEMBER 31, 2000
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $        481     $         119
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1999
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $          -     $         600
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1998
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         486     $        114      $          -     $         600
                                                  =============     ============      ============     =============

---------------------------------------------
ALLSTATE LIFE OF NEW
YORK SEPARATE
ACCOUNT A

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
AND FOR THE PERIODS ENDED DECEMBER 31, 2000
AND DECEMBER 31, 1999, AND INDEPENDENT
AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statement of net assets of Allstate Life of New York Separate Account A (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life of New York Separate Account A as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the periods then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
      ASSETS

      Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
           AIM V.I. Aggressive Growth,  259,851 shares (cost $4,244,119)                                             $ 3,799,027
           AIM V.I. Balanced,  211,729 shares (cost $2,761,744)                                                        2,640,215
           AIM V.I. Blue Chip,  404,271 shares (cost $4,050,013)                                                       3,711,159
           AIM V.I. Capital Appreciation,  376,399 shares (cost $10,954,385)                                          11,608,124
           AIM V.I. Capital Development,  71,714 shares (cost $945,473)                                                  931,544
           AIM V.I. Dent Demographics,  215,274 shares (cost $2,141,577)                                               1,767,403
           AIM V.I. Diversified Income,  283,957 shares (cost $3,028,952)                                              2,691,846
           AIM V.I. Global Utilities,  99,894 shares (cost $2,059,360)                                                 2,113,755
           AIM V.I. Government Securities,  147,301 shares (cost $1,642,679)                                           1,643,882
           AIM V.I. Growth,  431,651 shares (cost $11,646,015)                                                        10,713,549
           AIM V.I. Growth and Income,  652,001 shares (cost $16,384,463)                                             17,075,848
           AIM V.I. High Yield,  42,841 shares (cost $342,483)                                                           272,471
           AIM V.I. International Equity,  263,208 shares (cost $5,806,988)                                            5,295,751
           AIM V.I. Money Market,  1534,448 shares (cost $1,534,448)                                                   1,534,448
           AIM V.I. Telecommunications,  99,542 shares (cost $2,973,899)                                               1,844,505
           AIM V.I. Value,  906,400 shares (cost $25,849,364)                                                         24,753,764

      Allocation to Sub-Accounts investing in the Delaware Group Premium Fund, Inc.:
           Delaware GP Small Cap Value,  4,732 shares (cost $75,627)                                                      83,522
           Delaware GP Trend,  1,715 shares (cost $58,046)                                                                51,097

      Allocation to Sub-Account investing in the Dreyfus Variable Investment Fund:
           VIF Capital Appreciation,  328 shares (cost $13,424)                                                           12,768
           VIF Growth & Income,  0 shares (cost $0)                                                                            -
           VIF Money Market,  0 shares (cost $0)                                                                               -

      Allocation to Sub-Account investing in the Dreyfus Socially Responsible Growth Fund, Inc.,  2,971 shares
           (cost $110,757)                                                                                               102,411

      Allocation to Sub-Account investing in the Dreyfus Stock Index Fund,  7,799 shares (cost $283,537)                 265,181

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
           VIP Equity-Income,  701 shares (cost $17,184)                                                                  17,892
           VIP Growth,  8,098 shares (cost $360,734)                                                                     353,489
           VIP Growth Opportunities,  2,502 shares (cost $48,298)                                                         44,384
           VIP High Income,  34 shares (cost $275)                                                                           276
           VIP Overseas,  2,316 shares (cost $48,972)                                                                     46,287

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund II:
           VIP II Contrafund,  7,880 shares (cost $191,268)                                                              187,061
           VIP II Investment Grade Bond,  109 shares (cost $1,375)                                                         1,376

      Allocation to Sub-Accounts investing in the Goldman Sachs Variable Insurance Trust:
           VIT Capital Growth,  0 shares (cost $0)                                                                             -
           VIT CORE Small Cap Equity,  0 shares (cost $0)                                                                      -
           VIT CORE U.S. Equity,  0 shares (cost $0)                                                                           -
           VIT Global Income,  0 shares (cost $0)                                                                              -
           VIT International Equity,  0 shares (cost $0)                                                                       -

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
      ASSETS

      Allocation to Sub-Accounts investing in the HSBC Variable Insurance Funds:
           HSBC VI Cash Management,  154,992 shares (cost $154,992)                                                    $ 154,992
           HSBC VI Fixed Income,  2,540 shares (cost $25,398)                                                             25,399
           HSBC VI Growth & Income,  36,389 shares (cost $370,546)                                                       373,355

      Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:
           MFS Emerging Growth,  0 shares (cost $0)                                                                            -
           MFS Growth with Income,  0 shares (cost $0)                                                                         -
           MFS High Income,  102 shares (cost $1,000)                                                                        999
           MFS New Discovery,  3,689 shares (cost $56,251)                                                                61,268
           MFS Research,  0 shares (cost $0)                                                                                   -

      Allocation to Sub-Accounts investing in the Oppenheimer Variable Account Funds:
           Oppenheimer Aggressive Growth,  1,370 shares (cost $112,180)                                                   96,930
           Oppenheimer Capital Appreciation,  18 shares (cost $825)                                                          817
           Oppenheimer Global Securities,  0 shares (cost $0)                                                                  -
           Oppenheimer Main Street Growth & Income,  15,425 shares (cost $350,604)                                       327,931
           Oppenheimer Small Cap Growth,  189 shares (cost $2,174)                                                         2,096
           Oppenheimer Strategic Bond,  19,212 shares (cost $89,899)                                                      90,106

      Allocation to Sub-Accounts investing in the Putnam Variable Trust:
           American Government Income,  43,998 shares (cost $477,539)                                                    478,256
           Asia Pacific Growth,  23,736 shares (cost $308,002)                                                           220,029
           Capital Appreciation,  9,826 shares (cost $87,845)                                                             89,021
           Diversified Income,  329,228 shares (cost $3,017,705)                                                       2,999,265
           The George Putnam Fund of Boston,  278,207 shares (cost $2,815,369)                                         3,043,586
           Global Asset Allocation,  47,324 shares (cost $805,323)                                                       788,883
           Global Growth,  323,641 shares (cost $7,293,479)                                                            5,831,977
           Growth & Income,  768,976 shares (cost $18,698,014)                                                        19,808,780
           Growth Opportunities,  454,053 shares (cost $4,584,190)                                                     3,537,075
           Health Sciences,  336,552 shares (cost $4,559,301)                                                          4,906,923
           High Yield,  126,974 shares (cost $1,217,507)                                                               1,138,937
           Income,  185,089 shares (cost $2,244,645)                                                                   2,328,423
           International Growth,  442,863 shares (cost $8,351,019)                                                     7,825,360
           International Growth & Income,  126,069 shares (cost $1,676,364)                                            1,670,397
           International New Opportunities,  216,494 shares (cost $4,165,507)                                          2,959,461
           Investors,  1,138,669 shares (cost $16,224,389)                                                            14,016,994
           Money Market,  2,590,852 shares (cost $2,590,852)                                                           2,590,852
           New Opportunities,  466,794 shares (cost $18,944,846)                                                      13,896,433
           New Value,  66,020 shares (cost $792,388)                                                                     890,611
           OTC & Emerging Growth,  308,788 shares (cost $5,848,366)                                                    3,405,904
           Research,  266,248 shares (cost $3,956,826)                                                                 3,802,004
           Small Cap Value,  113,940 shares (cost $1,300,973)                                                          1,457,294
           Technology,  86,250 shares (cost $812,858)                                                                    601,163
           Utilities,  133,979 shares (cost $2,253,657)                                                                2,424,992
           Vista,  319,509 shares (cost $7,213,999)                                                                    6,262,353
           Voyager,  429,015 shares (cost $24,805,612)                                                                20,867,257
           Voyager II,  12,530 shares (cost $100,177)                                                                     89,968

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
      ASSETS

      Allocation to Sub-Account investing in the  Scudder Variable Life Investment Fund:
           Balanced,  0 shares (cost $0)                                                                           $           -
           Bond,  0 shares (cost $0)                                                                                           -
           Capital Growth,  0 shares (cost $0)                                                                                 -
           Global Discovery,  0 shares (cost $0)                                                                               -
           Growth & Income,  0 shares (cost $0)                                                                                -
           International,  0 shares (cost $0)                                                                                  -
           Large Company Growth,  0 shares (cost $0)                                                                           -
           Money Market,  22,033 shares (cost $22,032)                                                                    22,032
           21st Century Growth,  1,133 shares (cost $10,023)                                                               9,174

      Allocation to Sub-Accounts investing in the Franklin Templeton Variable Insurance Products Trust:
           Franklin Small Cap,  0 shares (cost $0)                                                                             -
           Templeton Asset Strategy,  345 shares (cost $6,386)                                                             6,596
           Templeton Developing Markets Securities,  0 shares (cost $0)                                                        -
           Templeton Growth Securities,  0 shares (cost $0)                                                                    -
           Templeton International,  4,442 shares (cost $81,272)                                                          82,932
           Templeton Mutual Shares Securities,  0 shares (cost $0)                                                             -

      Allocation to Sub-Accounts investing in The Universal Institutional Funds, Inc.
           Equity Growth,  0 shares (cost $0)                                                                                  -
           Fixed Income,  0 shares (cost $0)                                                                                   -
           Global Equity,  0 shares (cost $0)                                                                                  -
           Mid Cap Value,  0 shares (cost $0)                                                                                  -
           Value,  0 shares (cost $0)                                                                                          -

      Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
           LIT Comstock,  332 shares (cost $3,901)                                                                         3,901
           LIT Emerging Growth,  3,000 shares (cost $124,628)                                                            124,302

      Allocation to Sub-Accounts investing in the Wells Fargo Variable Trust:
           Wells Fargo VT Asset,  483 shares (cost $7,237)                                                                 6,676
           Wells Fargo VT Equity-Income,  162 shares (cost $2,668)                                                         2,750
           Wells Fargo VT Growth,  185 shares (cost $3,787)                                                                3,528
                                                                                                                   --------------

               Total Assets                                                                                          222,891,017

      LIABILITIES

      Payable to Allstate Life Insurance Company of New York:
           Accrued contract maintenance charges                                                                           33,948
                                                                                                                   --------------

               Net Assets                                                                                          $ 222,857,069
                                                                                                                   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------


                                                                         AIM Variable Insurance Funds Sub-Accounts
                                                       -----------------------------------------------------------------------------

                                                        AIM V.I.
                                                       Aggressive        AIM V.I.       AIM V.I.   AIM V.I. Capital AIM V.I. Capital
                                                         Growth          Balanced      Blue Chip     Appreciation      Development
                                                       -----------     -----------    -----------    -------------     ----------
   NET INVESTMENT INCOME (LOSS)
   Dividends                                            $        -     $     4,488    $       654     $    325,360     $        -
   Charges from Allstate Life Insurance Company
     of New York:
        Mortality and expense risk                         (22,430)        (10,977)       (13,692)        (150,574)        (4,986)
        Administrative expense                              (1,924)           (954)        (1,257)         (11,408)          (439)
                                                       -----------     -----------    -----------    -------------     ----------

            Net investment income (loss)                   (24,354)         (7,443)       (14,295)         163,378         (5,425)


   NET REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
   Realized gains (losses) from sales of investments:

        Proceeds from sales                                175,092         125,569        137,213        1,021,348         23,728
        Cost of investments sold                           180,145         121,871        138,761          717,488         22,805
                                                       -----------     -----------    -----------    -------------     ----------

            Net realized gains (losses)                     (5,053)          3,698         (1,548)         303,860            923

   Change in unrealized gains (losses)                    (463,486)       (125,980)      (338,853)      (2,222,681)       (19,087)
                                                       -----------     -----------    -----------    -------------     ----------

            Net realized and unrealized gains
                (losses) on investments                   (468,539)       (122,282)      (340,401)      (1,918,821)       (18,164)
                                                       -----------     -----------    -----------    -------------     ----------


   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ (492,893)     $ (129,725)    $ (354,696)    $ (1,755,443)     $ (23,589)
                                                       ===========     ===========    ===========    =============     ==========


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------


                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                   ---------------------------------------------------------------------------

                                                                      AIM V.I.        AIM V.I.      AIM V.I.
                                                   AIM V.I. Dent    Diversified        Global      Government
                                                    Demographics      Income         Utilities     Securities  AIM V.I. Growth
                                                   -------------    -----------    -------------  -----------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $        20    $   163,804    $   104,779    $    72,283    $     359,608
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (10,087)       (33,842)       (22,750)       (16,406)        (151,714)
     Administrative expense                                 (886)        (2,529)        (1,745)        (1,226)         (11,497)
                                                   -------------    -----------    -------------  -----------  ---------------

         Net investment income (loss)                    (10,953)       127,433         80,284         54,651          196,397


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  73,538        572,194        178,456        259,094          876,989
     Cost of investments sold                             76,275        607,443        154,639        266,498          717,872
                                                   -------------    -----------    -------------  -----------  ---------------

         Net realized gains (losses)                      (2,737)       (35,249)        23,817         (7,404)         159,117

Change in unrealized gains (losses)                     (374,174)       (96,931)      (212,820)        59,552       (3,296,886)
                                                   -------------    -----------    -------------  -----------  ---------------

         Net realized and unrealized gains
             (losses) on investments                    (376,911)      (132,180)      (189,003)        52,148       (3,137,769)
                                                   -------------    -----------    -------------  -----------  ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (387,864)   $    (4,747)   $  (108,719)   $   106,799    $  (2,941,372)
                                                     ===========    ===========    ===========    ===========  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                                                        AIM V.I.
                                                    AIM V.I. Growth  AIM V.I. High   International   AIM V.I. Money  AIM V.I. Tele-
                                                       and Income        Yield          Equity           Market      communications
                                                    ---------------  -------------   -------------   --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $       529,378  $      33,834   $     353,170   $       76,419  $      220,379
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                            (232,977)        (1,215)        (70,814)         (17,893)        (12,697)
     Administrative expense                                 (17,550)          (107)         (5,400)          (1,339)         (1,119)
                                                    ---------------  -------------   -------------   --------------  --------------

         Net investment income (loss)                       278,851         32,512         276,956           57,187         206,563


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:

     Proceeds from sales                                  1,636,687         42,457         430,210        1,375,113          90,408
     Cost of investments sold                             1,289,231         46,316         354,368        1,375,113          97,958
                                                    ---------------  -------------   -------------   --------------  --------------

         Net realized gains (losses)                        347,456         (3,859)         75,842                -          (7,550)

Change in unrealized gains (losses)                      (3,670,838)       (69,958)     (2,076,303)               -      (1,129,394)
                                                    ---------------  -------------   -------------   --------------  --------------

         Net realized and unrealized gains
             (losses) on investments                     (3,323,382)       (73,817)     (2,000,461)               -      (1,136,944)
                                                    ---------------  -------------   -------------   --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $    (3,044,531) $     (41,305)  $  (1,723,505)  $       57,187  $     (930,381)
                                                    ===============  =============   =============   ==============  ==============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Dreyfus        Dreyfus Socially
                                                       AIM Variable                                  Variable         Responsible
                                                     Insurance Funds   Delaware Group Premium     Investment Fund  Growth Fund, Inc.
                                                       Sub-Accounts    Fund, Inc. Sub-Accounts      Sub-Account       Sub-Account
                                                     --------------  ---------------------------  ----------------  --------------
                                                                                                                   Dreyfus Socially
                                                                       Delaware                                      Responsible
                                                                       GP Small      Delaware      VIF Capital         Growth
                                                     AIM V.I. Value   Cap Value (d) GP Trend (d)  Appreciation (d)  Fund, Inc. (d)
                                                     --------------  -------------- ------------  ----------------  --------------
NET INVESTMENT INCOME(LOSS)
Dividends                                            $    1,116,615  $           -  $         -   $          214    $          808
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                            (332,637)          (234)        (156)             (41)             (192)
     Administrative expense                                 (25,158)           (20)         (14)              (3)              (17)
                                                     --------------  -------------  -----------   --------------    --------------

         Net investment income (loss)                       758,820           (254)        (170)             170               599


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  2,871,013            219          157               38               597
     Cost of investments sold                             2,431,555            214          166               40               611
                                                     --------------  -------------  -----------   --------------    --------------

         Net realized gains (losses)                        439,458              5           (9)              (2)              (14)

Change in unrealized gains (losses)                      (5,608,496)         7,895       (6,949)            (656)           (8,346)
                                                     --------------  -------------  -----------   --------------    --------------

         Net realized and unrealized gains
             (losses) on investments                     (5,169,038)         7,900       (6,958)            (658)           (8,360)
                                                     --------------  -------------  -----------   --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (4,410,218) $       7,646  $    (7,128)  $         (488)   $       (7,761)
                                                     ==============  =============  ===========   ==============    ==============


(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Dreyfus Stock
                                                       Index Fund
                                                      Sub-Account        Fidelity Variable Insurance Products Fund Sub-Accounts
                                                     -------------  ---------------------------------------------------------------

                                                     Dreyfus Stock   VIP Equity-                       VIP Growth        VIP High
                                                     Index Fund (d)   Income (d)    VIP Growth (d)  Opportunities (d)   Income (h)
                                                     -------------  --------------  --------------  ----------------   ------------
NET INVESTMENT INCOME(LOSS)
Dividends                                            $       4,622  $            -  $            -  $              -   $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                               (562)            (29)           (366)            (105)              -
     Administrative expense                                   (192)             (2)            (31)              (9)              -
                                                     -------------  --------------  --------------  ---------------    ------------
         Net investment income (loss)                        3,868             (31)           (397)            (114)              -

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                       418              28           3,050              101               -
     Cost of investments sold                                  436              28           3,209              108               -
                                                     -------------  --------------  --------------  ---------------    ------------

         Net realized gains (losses)                           (18)              -            (159)              (7)              -

Change in unrealized gains (losses)                        (18,356)            708          (7,245)          (3,914)              1
                                                     -------------  --------------  --------------  ---------------    ------------

         Net realized and unrealized gains
             (losses) on investments                       (18,374)            708          (7,404)          (3,921)              1
                                                     -------------  --------------  --------------  ---------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     (14,506) $          677  $       (7,801) $        (4,035)   $          1
                                                     =============  ==============  ==============  ===============    ============



(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable
                                                  Insurance              Fidelity Variable
                                                Products Fund            Insurance Products             HSBC Variable Insurance
                                                 Sub-Accounts           Fund II Sub-Accounts               Funds Sub-Accounts
                                              -----------------  ----------------------------------  -----------------------------
                                                     VIP             VIP II       VIP II Investment   HSBC VI Cash   HSBC VI Fixed
                                                 Overseas (d)    Contrafund (d)     Grade Bond (h)   Management (e)    Income (e)
                                               ----------------  --------------   -----------------  --------------  -------------
NET INVESTMENT INCOME(LOSS)
Dividends                                            $       -      $       -        $     -          $   2,395        $     145
Charges from Allstate Life Insurance Company
   of New York:
   Mortality and expense risk                              (92)          (393)             -               (632)             (39)
   Administrative expense                                   (8)           (34)             -                (55)              (3)
                                                     ---------      ---------        -------          ---------        ---------

     Net investment income (loss)                         (100)          (427)             -              1,708              103

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                       91            302              -             58,728               39
  Cost of investments sold                                  97            311              -             58,728               38
                                                     ---------      ---------        -------          ---------        ---------

    Net realized gains (losses)                             (6)            (9)             -                  -                1

Change in unrealized gains (losses)                     (2,685)        (4,207)             1                  -                -
                                                     ---------      ---------        -------          ---------        ---------
   Net realized and unrealized gains
      (losses) on investments                           (2,691)        (4,216)             1                  -                1
                                                     ---------      ---------        -------          ---------        ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (2,791)      $ (4,643)       $     1          $   1,708        $     104
                                                     =========      =========        =======          =========        =========


(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(e) For the Period Beginning on May 30, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                 HSBC Variable
                                                Insurance Funds    MFS Variable Insurance                Oppenheimer Variable
                                                 Sub-Accounts       Trust Sub-Accounts               Account Funds Sub-Accounts
                                                ---------------   --------------------------    -------------------------------

                                                    HSBC VI                                       Oppenheimer      Oppenheimer
                                                    Growth          MFS High      MFS New          Aggressive         Capital
                                                  & Income (e)     Income (h)   Discovery (h)       Growth (d)    Appreciation (h)
                                                  ------------    ------------  ------------      ------------    ---------------

NET INVESTMENT INCOME(LOSS)
Dividends                                            $         -    $         -    $         -    $         -      $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                             (757)             -            (46)          (144)               -
     Administrative expense                                  (66)             -             (4)           (13)               -
                                                     -----------    -----------    -----------    -----------      -----------

        Net investment income (loss)                        (823)             -            (50)          (157)               -

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     991              -             50          1,641                -
     Cost of investments sold                                985              -             48          1,919                -
                                                     -----------    -----------    -----------    -----------      -----------

         Net realized gains (losses)                           6              -              2           (278)               -

Change in unrealized gains (losses)                        2,809             (1)         5,017        (15,250)              (8)
                                                     -----------    -----------    -----------    -----------      -----------

         Net realized and unrealized gains
             (losses) on investments                       2,815             (1)         5,019        (15,528)              (8)
                                                     -----------    -----------    -----------    -----------      -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     1,992    $        (1)   $     4,969    $   (15,685)     $        (8)
                                                     ===========    ===========    ===========    ===========      ===========



(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(e) For the Period Beginning on May 30, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



 See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Putnam Variable Trust
                                                Oppenheimer Variable Account Funds Sub-Accounts         Sub-Accounts
                                               -------------------------------------------------    --------------------------
                                                   Oppenheimer
                                                   Main Street     Oppenheimer    Oppenheimer      American          Asia
                                                     Growth &       Small Cap      Strategic      Government       Pacific
                                                    Income (d)      Growth (d)      Bond (d)       Income (c)       Growth
                                                  --------------   ------------   ------------    -----------     ----------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $         -    $         -      $       -    $    13,490    $     4,104
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                           (1,044)            (1)          (153)          (954)        (1,742)
     Administrative expense                                  (90)             -            (13)             -              -
                                                     -----------    -----------    -----------    -----------    -----------

         Net investment income (loss)                     (1,134)            (1)          (166)        12,536          2,362

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   1,169              1            150          1,691          9,705
     Cost of investments sold                              1,199              1            151          1,684         11,408
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                         (30)             -             (1)             7         (1,703)

Change in unrealized gains (losses)                      (22,673)           (78)           207            717        (87,973)
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                     (22,703)           (78)           206            724        (89,676)
                                                     -----------    -----------    -----------    -----------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (23,837)   $       (79)   $        40    $    13,260    $   (87,314)
                                                     ===========    ===========    ===========    ===========    ===========


(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000

(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                ----------------------------------------------------------------------------
                                                                                    The George
                                                    Capital         Diversified     Putnam Fund    Global Asset     Global
                                                Appreciation (I)      Income         of Boston      Allocation      Growth
                                                ----------------    -----------     ------------   -------------  -----------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $         -    $    11,576    $         -    $     8,258    $   128,658
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                              (40)       (14,143)       (17,161)        (3,089)       (33,963)
     Administrative expense                                    -              -              -              -              -
                                                     -----------    -----------    -----------    -----------    -----------

         Net investment income (loss)                        (40)        (2,567)       (17,161)         5,169         94,695

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      26        168,243         65,408          4,828         11,974
     Cost of investments sold                                 26        171,679         63,167          5,165         13,294
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                           -         (3,436)         2,241           (337)        (1,320)

Change in unrealized gains (losses)                        1,176        (18,440)       228,217        (16,440)    (1,461,502)
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                       1,176        (21,876)       230,458        (16,777)    (1,462,822)
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     1,136    $   (24,443)   $   213,297    $   (11,608)   $(1,368,127)
                                                     ===========    ===========    ===========    ===========    ===========


(i) For the Period Beginning on October 2, 2000 and Ended December 31, 2000



 See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                              --------------------------------------------------------------------------------
                                                     Growth &         Growth         Health           High
                                                      Income     Opportunities(c)   Sciences         Yield          Income
                                                  -------------- ---------------  ------------    -----------     ----------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $   219,860    $         -    $         -    $    13,407    $     8,270
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (98,645)       (22,060)       (20,604)        (6,050)       (10,174)
     Administrative expense                                    -              -              -              -              -
                                                     -----------    -----------    -----------    -----------    -----------

         Net investment income (loss)                    121,215        (22,060)       (20,604)         7,357         (1,904)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                 187,301         31,426         80,593         42,887          8,653
     Cost of investments sold                            182,271         34,966         78,424         46,264          8,554
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                       5,030         (3,540)         2,169         (3,377)            99

Change in unrealized gains (losses)                    1,110,766     (1,047,115)       347,622        (78,570)        83,778
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                   1,115,796     (1,050,655)       349,791        (81,947)        83,877
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ 1,237,011    $(1,072,715)   $   329,187    $   (74,590)   $    81,973
                                                     ===========    ===========    ===========    ===========    ===========


(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000



  See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                                   ----------------------------------------------------------------------------
                                                                     International   International
                                                    International      Growth &          New                            Money
                                                       Growth           Income       Opportunities       Investors      Market
                                                   ---------------  --------------  -----------------  -------------  ---------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $    98,517    $    31,125       $    42,604      $         -    $  73,813
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (42,380)        (9,409)          (24,032)         (83,917)     (15,567)
     Administrative expense                                    -              -                 -                -            -
                                                     -----------    -----------       -----------      -----------    ---------

         Net investment income (loss)                     56,137         21,716            18,572          (83,917)      58,246

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  70,310         30,716           235,300          197,427    1,705,350
     Cost of investments sold                             72,631         32,237           271,928          191,719    1,705,350
                                                     -----------    -----------       -----------      -----------    ---------

         Net realized gains (losses)                      (2,321)        (1,521)          (36,628)           5,708            -

Change in unrealized gains (losses)                     (525,659)        (5,967)       (1,206,046)      (2,207,395)           -
                                                     -----------    -----------       -----------      -----------    ---------

         Net realized and unrealized gains
             (losses) on investments                    (527,980)        (7,488)       (1,242,674)      (2,201,687)           -
                                                     -----------    -----------       -----------      -----------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (471,843)   $    14,228       $(1,224,102)     $(2,285,604)   $  58,246
                                                     ===========    ===========       ===========      ===========    =========


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                                   ---------------------------------------------------------------------
                                                                                     OTC &
                                                          New            New       Emerging                  Small Cap
                                                     Opportunities      Value       Growth      Research       Value
                                                   -----------------  ---------  -----------  ------------  ------------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $   175,454       $ 4,364    $   13,173  $     2,914    $    2,666
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (98,550)       (3,652)      (30,567)     (19,027)       (5,893)
     Administrative expense                                    -             -             -            -             -
                                                     -----------       -------   -----------  -----------    ----------

         Net investment income (loss)                     76,904           712       (17,394)     (16,113)       (3,227)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     943        36,842       166,141      193,287        42,863
     Cost of investments sold                              1,138        35,821       216,413      185,784        41,101
                                                     -----------       -------   -----------  -----------    ----------

         Net realized gains (losses)                        (195)        1,021       (50,272)       7,503         1,762

Change in unrealized gains (losses)                   (5,048,414)       98,223    (2,442,462)    (154,822)      156,321
                                                     -----------       -------   -----------  -----------    ----------

         Net realized and unrealized gains
             (losses) on investments                  (5,048,609)       99,244    (2,492,734)    (147,319)      158,083
                                                     -----------       -------   -----------  -----------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $(4,971,705)      $99,956   $(2,510,128) $  (163,432)   $  154,856
                                                     ===========       =======   ===========  ===========    ==========


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                                   -------------------------------------------------------------------------------
                                                     Technology (g)     Utilities       Vista         Voyager      Voyager II (i)
                                                   -----------------  --------------  -----------  ------------  -----------------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $         -       $    12,794    $   5,010    $   411,637    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                           (1,831)          (10,019)     (32,970)      (126,466)          (117)
     Administrative expense                                    -                 -            -              -              -
                                                     -----------       -----------    ---------    -----------    -----------

         Net investment income (loss)                     (1,831)            2,775      (27,960)       285,171           (117)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   3,590            19,614        9,907         11,299            454
     Cost of investments sold                              3,869            18,697        9,044         12,372            482
                                                     -----------       -----------    ---------    -----------    -----------

         Net realized gains (losses)                        (279)              917          863         (1,073)           (28)

Change in unrealized gains (losses)                     (211,695)          171,335     (951,646)    (3,938,355)       (10,209)
                                                     -----------       -----------    ---------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                    (211,974)          172,252     (950,783)    (3,939,428)       (10,237)
                                                     -----------       -----------    ---------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (213,805)      $   175,027    $(978,743)   $(3,654,257)   $   (10,354)
                                                     ===========       ===========    =========    ===========    ===========


      (g) For the Period Beginning on July 17, 2000 and Ended December 31, 2000

      (i) For the Period Beginning on October 2, 2000 and Ended December 31,
          2000

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Franklin Templeton
                                                               Scudder Variable Life                 Variable Insurance
                                                            Investment Fund Sub-Accounts        Products Trust Sub-Accounts
                                                           ------------------------------  ------------------------------------
                                                               Money        21st Century   Templeton Asset      Templeton
                                                             Market (f)      Growth (f)      Strategy (d)    International (d)
                                                           --------------  --------------  ---------------  -------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                                     $     71       $      -        $        -            $     -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                                     (3)            (5)               (4)              (151)
     Administrative expense                                         (3)            (4)                -                (13)
                                                            ----------     ----------        ----------         ----------

         Net investment income (loss)                               65             (9)               (4)              (164)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                             6              8                 4                129
     Cost of investments sold                                        6              9                 4                132
                                                            ----------     ----------        ----------         ----------

         Net realized gains (losses)                                 -             (1)                -                 (3)

Change in unrealized gains (losses)                                  -           (849)              210              1,660
                                                            ----------     ----------        ----------         ----------

         Net realized and unrealized gains
             (losses) on investments                                 -           (850)              210              1,657
                                                            ----------     ----------        ----------         ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                               $     65       $   (859)         $    206            $ 1,493
                                                            ==========      =========        ==========       ============

      (d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

      (f) For the Period Beginning on June 15, 2000 and Ended December 31, 2000

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------

                                                         Van Kampen Life
                                                   Investment Trust Sub-Account    Wells Fargo Variable Trust Sub-Accounts
                                                  ------------------------------  ------------------------------------------
                                                                                                 Wells Fargo
                                                        LIT         LIT Emerging   Wells Fargo    VT Equity-     Wells Fargo
                                                    Comstock (d)     Growth (h)    VT Asset (d)   Income (d)     VT Growth (d)
                                                  ---------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $       -      $         -    $       338    $         9    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                              -             (113)           (44)            (6)            (7)
     Administrative expense                                  -              (10)            (4)            (1)            (1)
                                                     ---------      -----------    -----------    -----------    -----------

         Net investment income (loss)                        -             (123)           290              2             (8)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     -              117            574              6              7
     Cost of investments sold                                -              116            599              6              8
                                                     ---------      -----------    -----------    -----------    -----------

         Net realized gains (losses)                         -                1            (25)             -             (1)

Change in unrealized gains (losses)                          -             (326)          (561)            82           (259)
                                                     ---------      -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                         -             (325)          (586)            82           (260)
                                                     ---------      -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       -      $      (448)   $      (296)   $        84    $      (268)
                                                     =========      ===========    ===========    ===========    ===========


      (d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

      (h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------


                                                        AIM Variable Insurance Funds Sub-Accounts
                                        -----------------------------------------------------------------------

                                                                                                      AIM V.I.
                                        AIM V.I. Aggressive Growth        AIM V.I. Balanced          Blue Chip
                                        --------------------------    --------------------------    -----------

                                           2000          1999 (a)        2000          1999 (a)        2000
                                        -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   (24,354)   $      (154)   $    (7,443)   $       967    $   (14,295)
Net realized gains (losses)                  (5,053)             6          3,698              7         (1,548)
Change in unrealized gains (losses)        (463,486)        18,394       (125,980)         4,451       (338,853)
                                        -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                       (492,893)        18,246       (129,725)         5,425       (354,696)
                                        -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  3,095,064         43,819      2,327,512         49,251      3,441,906
Benefit payments                             (8,374)             -        (31,653)             -        (18,206)
Payments on termination                     (67,938)             -        (77,525)           (79)       (31,179)
Contract maintenance charge                    (705)           (48)          (471)           (24)          (593)
Transfers among the sub-accounts
     and with the Fixed Account-net       1,096,190        115,087        467,675         29,427        673,362
                                        -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions            4,114,237        158,858      2,685,538         78,575      4,065,290
                                        -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS         3,621,344        177,104      2,555,813         84,000      3,710,594

NET ASSETS AT BEGINNING OF PERIOD           177,104              -         84,000              -              -
                                        -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD             $ 3,798,448    $   177,104    $ 2,639,813    $    84,000    $ 3,710,594
                                        ===========    ===========    ===========    ===========    ===========




(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------


                                                            AIM Variable Insurance Funds Sub-Accounts
                                        ----------------------------------------------------------------------------

                                        AIM V.I. Capital Appreciation    AIM V.I. Capital Development   Demographics
                                        -----------------------------    ----------------------------   ------------

                                            2000            1999             2000          1999 (a)         2000
                                        ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    163,378    $    106,659    $     (5,425)   $        (60)   $    (10,953)
Net realized gains (losses)                  303,860          48,174             923               3          (2,737)
Change in unrealized gains (losses)       (2,222,681)      2,401,290         (19,087)          5,157        (374,174)
                                        ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                      (1,755,443)      2,556,123         (23,589)          5,100        (387,864)
                                        ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   4,239,553       2,073,160         557,808          17,015       1,613,962
Benefit payments                            (179,250)        (23,548)         (7,662)              -               -
Payments on termination                     (562,428)       (225,136)         (3,251)              -         (28,270)
Contract maintenance charge                   (2,935)         (3,267)           (201)            (12)           (314)
Transfers among the sub-accounts
     and with the Fixed Account-net          777,178         408,212         362,282          23,912         569,620
                                        ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions             4,272,118       2,229,421         908,976          40,915       2,154,998
                                        ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS          2,516,675       4,785,544         885,387          46,015       1,767,134

NET ASSETS AT BEGINNING OF PERIOD          9,089,681       4,304,137          46,015               -               -
                                        ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD             $ 11,606,356    $  9,089,681    $    931,402    $     46,015    $  1,767,134
                                        ============    ============    ============    ============    ============




(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999





See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                            AIM Variable Insurance Funds Sub-Accounts
                                        --------------------------------------------------------------------------------------------

                                        AIM V.I. Diversified Income    AIM V.I. Global Utilities     AIM V. I. Government Securities
                                        ---------------------------    --------------------------    -------------------------------

                                            2000           1999            2000           1999           2000               1999
                                        -----------    -----------     -----------    -----------    -----------        -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   127,433    $   134,461     $    80,284    $     8,710    $    54,651        $     8,970
Net realized gains (losses)                 (35,249)       (16,945)         23,817         20,121         (7,404)          (134,384)
Change in unrealized gains (losses)         (96,931)      (181,607)       (212,820)       236,069         59,552            (54,186)
                                        -----------    -----------     -----------    -----------    -----------        -----------

Increase (decrease) in net assets
     from operations                         (4,747)       (64,091)       (108,719)       264,900        106,799           (179,600)
                                        -----------    -----------     -----------    -----------    -----------        -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    493,606      1,187,532         939,124        734,901        470,387            635,526
Benefit payments                            (31,234)       (12,220)        (24,364)        (3,120)       (52,281)          (661,198)
Payments on termination                    (211,454)      (185,900)       (151,438)       (82,757)       (44,135)          (403,351)
Contract maintenance charge                    (374)          (810)           (622)          (463)          (459)               317
Transfers among the sub-accounts
     and with the Fixed Account-net        (197,479)       (46,215)        204,829        (53,342)       (50,599)        (1,749,948)
                                        -----------    -----------     -----------    -----------    -----------        -----------

Increase (decrease) in net assets
     from capital transactions               53,065        942,387         967,529        595,219        322,913         (2,178,654)
                                        -----------    -----------     -----------    -----------    -----------        -----------

INCREASE (DECREASE) IN NET ASSETS            48,318        878,296         858,810        860,119        429,712         (2,358,254)

NET ASSETS AT BEGINNING OF PERIOD         2,643,118      1,764,822       1,254,623        394,504      1,213,920          3,572,174
                                        -----------    -----------     -----------    -----------    -----------        -----------

NET ASSETS AT END OF PERIOD             $ 2,691,436    $ 2,643,118     $ 2,113,433    $ 1,254,623    $ 1,643,632        $ 1,213,920
                                        ===========    ===========     ===========    ===========    ===========        ===========





See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                                  AIM Variable Insurance Funds Sub-Accounts
                                        --------------------------------------------------------------------------------------------

                                               AIM V.I. Growth           AIM V.I. Growth and Income         AIM V.I. High Yield
                                        ----------------------------    ----------------------------    ----------------------------

                                            2000            1999            2000            1999            2000          1999 (a)
                                        ------------    ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    196,397    $    247,751    $    278,851    $    (13,013)   $     32,512    $       384
Net realized gains (losses)                  159,117          64,861         347,456          78,066          (3,859)             -
Change in unrealized gains (losses)       (3,296,886)      1,792,381      (3,670,838)      3,178,263         (69,958)           (54)
                                        ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                      (2,941,372)      2,104,993      (3,044,531)      3,243,316         (41,305)           330
                                        ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   3,934,988       3,265,114       4,333,808       5,424,896         291,838         17,103
Benefit payments                             (67,809)        (26,647)       (164,526)        (46,523)        (28,362)             -
Payments on termination                     (530,390)       (298,191)       (879,872)       (319,041)         (2,348)             -
Contract maintenance charge                   (2,997)         (3,399)         (4,411)         (5,525)            (41)           (5)
Transfers among the sub-accounts
     and with the Fixed Account-net          638,703         453,397       1,260,810         672,802          35,220              -
                                        ------------    ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions             3,972,495       3,390,274       4,545,809       5,726,609         296,307         17,098
                                        ------------    ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS          1,031,123       5,495,267       1,501,278       8,969,925         255,002         17,428

NET ASSETS AT BEGINNING OF PERIOD          9,680,794       4,185,527      15,571,969       6,602,044          17,428              -
                                        ------------    ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD             $ 10,711,917    $  9,680,794    $ 17,073,247    $ 15,571,969    $    272,430    $    17,428
                                        ============    ============    ============    ============    ============    ============




(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------


                                                            AIM Variable Insurance Funds Sub-Accounts
                                        -----------------------------------------------------------------------------

                                                                                                       AIM V.I. Tele-
                                        AIM V.I. International Equity       AIM V.I. Money Market      communications
                                        -----------------------------    --------------------------    --------------

                                            2000              1999           2000           1999           2000
                                        -----------       -----------    -----------    -----------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   276,956       $   114,841    $    57,187    $    41,952    $      206,563
Net realized gains (losses)                  75,842            52,517              -              -            (7,550)
Change in unrealized gains (losses)      (2,076,303)        1,419,551              -              -        (1,129,394)
                                        -----------       -----------    -----------    -----------    --------------

Increase (decrease) in net assets
     from operations                     (1,723,505)        1,586,909         57,187         41,952          (930,381)
                                        -----------       -----------    -----------    -----------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  2,141,156         1,110,124        575,101      1,305,204         1,981,414
Benefit payments                           (130,710)          (27,341)       (21,172)       (28,371)                -
Payments on termination                    (159,113)          (93,590)      (391,345)      (413,731)          (13,711)
Contract maintenance charge                    (898)           (1,428)          (281)          (468)             (426)
Transfers among the sub-accounts
     and with the Fixed Account-net         331,968           298,246       (262,860)      (295,054)          807,328
                                        -----------       -----------    -----------    -----------    --------------

Increase (decrease) in net assets
     from capital transactions            2,182,403         1,286,011       (100,557)       567,580         2,774,605
                                        -----------       -----------    -----------    -----------    --------------

INCREASE (DECREASE) IN NET ASSETS           458,898         2,872,920        (43,370)       609,532         1,844,224

NET ASSETS AT BEGINNING OF PERIOD         4,836,046         1,963,126      1,577,584        968,052                 -
                                        -----------       -----------    -----------    -----------    --------------

NET ASSETS AT END OF PERIOD             $ 5,294,944       $ 4,836,046    $ 1,534,214    $ 1,577,584    $    1,844,224
                                        ===========       ===========    ===========    ===========    ==============




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                   Dreyfus        Dreyfus Socially
                                                                                                   Variable          Responsible
                                         AIM Variable Insurance      Delaware Group Premium    Investment Fund   Growth Fund, Inc.
                                           Funds Sub-Accounts        Fund, Inc. Sub-Accounts     Sub-Account         Sub-Account
                                       --------------------------  --------------------------  ---------------  -------------------
                                                                     Delaware                                     Dreyfus Socially
                                                                     GP Small      Delaware      VIF Capital         Responsible
                                             AIM V.I. Value          Cap Value     GP Trend      Appreciation    Growth Fund, Inc.
                                       --------------------------  ------------  ------------  ---------------  -------------------

                                           2000          1999        2000 (d)      2000 (d)        2000 (d)           2000 (d)
                                       ------------  ------------  ------------  ------------  ---------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $    758,820  $    168,635  $       (254) $       (170) $           170  $               599
Net realized gains (losses)                 439,458        70,759             5            (9)              (2)                 (14)
Change in unrealized gains (losses)      (5,608,496)    3,419,919         7,895        (6,949)            (656)              (8,346)
                                       ------------  ------------  ------------  ------------  ---------------  -------------------

Increase (decrease) in net assets
     from operations                     (4,410,218)    3,659,313         7,646        (7,128)            (488)              (7,761)
                                       ------------  ------------  ------------  ------------  ---------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  8,090,242    11,613,584        73,608        57,969            7,500              109,081
Benefit payments                           (185,910)      (57,538)            -             -                -                    -
Payments on termination                  (1,363,155)     (646,773)            -             -                -                 (525)
Contract maintenance charge                  (9,257)       (7,380)          (13)           (8)              (2)                 (16)
Transfers among the sub-accounts
     and with the Fixed Account-net         332,070       584,939         2,268           256            5,756                1,616
                                       ------------  ------------  ------------  ------------  ---------------  -------------------

Increase (decrease) in net assets
     from capital transactions            6,863,990    11,486,832        75,863        58,217           13,254              110,156
                                       ------------  ------------  ------------  ------------  ---------------  -------------------

INCREASE (DECREASE) IN NET ASSETS         2,453,772    15,146,145        83,509        51,089           12,766              102,395

NET ASSETS AT BEGINNING OF PERIOD        22,296,222     7,150,077             -             -                -                    -
                                       ------------  ------------  ------------  ------------  ---------------  -------------------

NET ASSETS AT END OF PERIOD            $ 24,749,994  $ 22,296,222  $     83,509  $     51,089  $        12,766  $           102,395
                                       ============  ============  ============  ============  ===============  ===================








(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000







See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------


                                      Dreyfus Stock
                                       Index Fund
                                       Sub-Account        Fidelity Variable Insurance Products Fund Sub-Accounts
                                      -------------  ---------------------------------------------------------------

                                      Dreyfus Stock  VIP Equity-                VIP Growth    VIP High
                                       Index Fund      Income     VIP Growth   Opportunities   Income   VIP Overseas
                                      -------------  -----------  ----------   -------------  --------  ------------

                                        2000 (d)       2000 (d)     2000 (d)      2000 (d)    2000 (h)    2000 (d)
                                      -------------  -----------  ----------   -------------  --------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $       3,868    $     (31) $     (397)   $       (114) $      -  $       (100)
Net realized gains (losses)                     (18)           -        (159)             (7)        -            (6)
Change in unrealized gains (losses)         (18,356)         708      (7,245)         (3,914)        1        (2,685)
                                      -------------  -----------  ----------   -------------  --------  ------------

Increase (decrease) in net assets
     from operations                        (14,506)         677      (7,801)         (4,035)        1        (2,791)
                                      -------------  -----------  ----------   -------------  --------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    282,927       15,706     361,134          48,229       275        47,864
Benefit payments                                  -            -           -               -         -             -
Payments on termination                           -            -         370               -         -             -
Contract maintenance charge                     (40)          (3)        (54)             (7)        -            (7)
Transfers among the sub-accounts
     and with the Fixed Account-net          (3,240)       1,509        (214)            190         -         1,214
                                      -------------  -----------  ----------   -------------  --------  ------------

Increase (decrease) in net assets
     from capital transactions              279,647       17,212     361,236          48,412       275        49,071
                                      -------------  -----------  ----------   -------------  --------  ------------

INCREASE (DECREASE) IN NET ASSETS           265,141       17,889     353,435          44,377       276        46,280

NET ASSETS AT BEGINNING OF PERIOD                 -            -           -               -         -             -
                                      -------------  -----------  ----------   -------------  --------  ------------

NET ASSETS AT END OF PERIOD           $     265,141  $    17,889  $  353,435   $      44,377  $    276  $     46,280
                                      =============  ===========  ==========   =============  ========  ============




(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                           Fidelity Variable Insurance
                                          Products Fund II Sub-Accounts             HSBC Variable Insurance Funds Sub-Accounts
                                      -------------------------------------   -----------------------------------------------------

                                                                                                                        HSBC VI
                                          VIP II         VIP II Investment      HSBC VI Cash       HSBC VI Fixed         Growth
                                        Contrafund          Grade Bond           Management           Income            & Income
                                      ---------------   -------------------   ----------------   -----------------  ---------------

                                         2000 (d)              2000 (h)            2000 (e)           2000 (e)           2000 (e)
                                      ---------------   -------------------   ----------------   -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $         (427)   $                -    $         1,708    $            103   $         (823)
Net realized gains (losses)                       (9)                    -                  -                   1                6
Change in unrealized gains (losses)           (4,207)                    1                  -                   -            2,809
                                      ---------------   -------------------   ----------------   -----------------  ---------------

Increase (decrease) in net assets
     from operations                          (4,643)                    1              1,708                 104            1,992
                                      ---------------   -------------------   ----------------   -----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     187,166                 1,375            211,348              19,963          368,763
Benefit payments                                   -                     -                  -                   -                -
Payments on termination                            -                     -             (3,000)                  -             (700)
Contract maintenance charge                      (28)                    -                (24)                 (4)             (57)
Transfers among the sub-accounts
     and with the Fixed Account-net            4,538                     -            (55,064)              5,332            3,300
                                      ---------------   -------------------   ----------------   -----------------  ---------------

Increase (decrease) in net assets
     from capital transactions               191,676                 1,375            153,260              25,291          371,306
                                      ---------------   -------------------   ----------------   -----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS            187,033                 1,376            154,968              25,395          373,298

NET ASSETS AT BEGINNING OF PERIOD                  -                     -                  -                   -                -
                                      ---------------   -------------------   ----------------   -----------------  ---------------

NET ASSETS AT END OF PERIOD           $      187,033    $            1,376    $       154,968    $         25,395   $      373,298
                                      ===============   ===================   ================   =================  ===============
                                             MFS Variable
                                           Insurance Trust
                                            Sub-Accounts
                                         -------------------


                                              MFS High
                                               Income
                                         -------------------

                                              2000 (h)
                                         -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $                -
Net realized gains (losses)                               -
Change in unrealized gains (losses)                      (1)
                                         -------------------

Increase (decrease) in net assets
     from operations                                     (1)
                                         -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              1,000
Benefit payments                                          -
Payments on termination                                   -
Contract maintenance charge                               -
Transfers among the sub-accounts
     and with the Fixed Account-net                       -
                                         -------------------

Increase (decrease) in net assets
     from capital transactions                        1,000
                                         -------------------

INCREASE (DECREASE) IN NET ASSETS                       999

NET ASSETS AT BEGINNING OF PERIOD                         -
                                         -------------------

NET ASSETS AT END OF PERIOD              $              999
                                         ===================





(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(e) For the Period Beginning on May 30, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------


                                          MFS Variable
                                        Insurance Trust
                                          Sub-Accounts               Oppenheimer Variable Account Funds Sub-Accounts
                                       -------------------   ----------------------------------------------------------------

                                                                Oppenheimer           Oppenheimer            Oppenheimer
                                            MFS New              Aggressive             Capital              Main Street
                                           Discovery               Growth             Appreciation         Growth & Income
                                       -------------------   -------------------   -------------------   --------------------

                                            2000 (h)              2000 (d)              2000 (h)              2000 (d)
                                       -------------------   -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $              (50)   $             (157)   $                -    $            (1,134)
Net realized gains (losses)                             2                  (278)                    -                    (30)
Change in unrealized gains (losses)                 5,017               (15,250)                   (8)               (22,673)
                                       -------------------   -------------------   -------------------   --------------------

Increase (decrease) in net assets
     from operations                                4,969               (15,685)                   (8)               (23,837)
                                       -------------------   -------------------   -------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           56,299               111,267                   825                350,007
Benefit payments                                        -                     -                     -                      -
Payments on termination                                 -                   507                     -                   (525)
Contract maintenance charge                            (9)                  (15)                    -                    (50)
Transfers among the sub-accounts
     and with the Fixed Account-net                     -                   841                     -                  2,286
                                       -------------------   -------------------   -------------------   --------------------

Increase (decrease) in net assets
     from capital transactions                     56,290               112,600                   825                351,718
                                       -------------------   -------------------   -------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS                  61,259                96,915                   817                327,881

NET ASSETS AT BEGINNING OF PERIOD                       -                     -                     -                      -
                                       -------------------   -------------------   -------------------   --------------------

NET ASSETS AT END OF PERIOD            $           61,259    $           96,915    $              817    $           327,881
                                       ===================   ===================   ===================   ====================
                                       Oppenheimer Variable Account Funds Sub-Accounts
                                       -----------------------------------------------

                                           Oppenheimer                Oppenheimer
                                            Small Cap                  Strategic
                                             Growth                       Bond
                                       --------------------        -------------------

                                            2000 (d)                    2000 (d)
                                       --------------------        -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $                (1)        $             (166)
Net realized gains (losses)                              -                         (1)
Change in unrealized gains (losses)                    (78)                       207
                                       --------------------        -------------------

Increase (decrease) in net assets
     from operations                                   (79)                        40
                                       --------------------        -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                             2,175                     89,566
Benefit payments                                         -                          -
Payments on termination                                  -                          -
Contract maintenance charge                              -                        (14)
Transfers among the sub-accounts
     and with the Fixed Account-net                      -                        500
                                       --------------------        -------------------

Increase (decrease) in net assets
     from capital transactions                       2,175                     90,052
                                       --------------------        -------------------

INCREASE (DECREASE) IN NET ASSETS                    2,096                     90,092

NET ASSETS AT BEGINNING OF PERIOD                        -                          -
                                       --------------------        -------------------

NET ASSETS AT END OF PERIOD            $             2,096         $           90,092
                                       ====================        ===================








(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000





See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------


                                                                       Putnam Variable Trust Sub-Accounts
                                      --------------------------------------------------------------------------------------

                                           American
                                          Government                                                         Capital
                                            Income                     Asia Pacific Growth                 Appreciation
                                      -------------------   -----------------------------------------   --------------------

                                           2000 (c)                2000                1999 (b)              2000 (i)
                                      -------------------   -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $           12,536    $            2,362    $                -    $               (40)
Net realized gains (losses)                            7                (1,703)                    -                      -
Change in unrealized gains (losses)                  717               (87,973)                    -                  1,176
                                      -------------------   -------------------   -------------------   --------------------

Increase (decrease) in net assets
     from operations                              13,260               (87,314)                    -                  1,136
                                      -------------------   -------------------   -------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         273,399               241,028                     -                 78,130
Benefit payments                                       -                     -                     -                      -
Payments on termination                             (539)               (6,789)                    -                      -
Contract maintenance charge                          (73)                  (34)                    -                    (14)
Transfers among the sub-accounts
     and with the Fixed Account-net              192,136                73,105                     -                  9,756
                                      -------------------   -------------------   -------------------   --------------------

Increase (decrease) in net assets
     from capital transactions                   464,923               307,310                     -                 87,872
                                      -------------------   -------------------   -------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS                478,183               219,996                     -                 89,008

NET ASSETS AT BEGINNING OF PERIOD                      -                     -                     -                      -
                                      -------------------   -------------------   -------------------   --------------------

NET ASSETS AT END OF PERIOD           $          478,183    $          219,996    $                -    $            89,008
                                      ===================   ===================   ===================   ====================
                                          Putnam Variable Trust Sub-Accounts
                                      ------------------------------------------

                                                    Diversified Income
                                      ------------------------------------------

                                             2000                 1999 (b)
                                      --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $            (2,567)   $                -
Net realized gains (losses)                        (3,436)                    -
Change in unrealized gains (losses)               (18,440)                    -
                                      --------------------   -------------------

Increase (decrease) in net assets
     from operations                              (24,443)                    -
                                      --------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        1,707,108                     -
Benefit payments                                        -                     -
Payments on termination                           (32,990)                    -
Contract maintenance charge                          (457)                    -
Transfers among the sub-accounts
     and with the Fixed Account-net             1,349,590                     -
                                      --------------------   -------------------

Increase (decrease) in net assets
     from capital transactions                  3,023,251                     -
                                      --------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS               2,998,808                     -

NET ASSETS AT BEGINNING OF PERIOD                       -                     -
                                      --------------------   -------------------

NET ASSETS AT END OF PERIOD           $         2,998,808    $                -
                                      ====================   ===================





(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000

(i) For the Period Beginning on October 2, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                Putnam Variable Trust Sub-Accounts
                                      -------------------------------------------------------------------------------------------
                                                The George
                                           Putnam Fund of Boston      Global Asset Allocation              Global Growth
                                      ----------------------------- ----------------------------   ------------------------------
                                          2000          1999 (b)        2000           1999 (b)        2000            1999 (b)
                                      -------------  -------------  -------------   -------------  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $    (17,161)  $         -   $      5,169     $         -    $     94,695     $          -
Net realized gains (losses)                  2,241             -           (337)              -          (1,320)               -
Change in unrealized gains (losses)        228,217             -        (16,440)              -      (1,461,502)               -
                                      -------------  ------------- -------------    -------------  -------------    -------------

Increase (decrease) in net assets
     from operations                       213,297             -        (11,608)              -      (1,368,127)               -
                                      -------------  ------------- -------------    -------------  -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                 2,355,800             -         593,314              -       4,731,916                -
Benefit payments                                 -             -              -               -         (13,424)               -
Payments on termination                    (18,164)            -         (5,745)              -        (101,201)               -
Contract maintenance charge                   (464)            -           (120)              -            (888)               -
Transfers among the sub-accounts
   and with the Fixed Account-net          492,653             -         212,922              -       2,582,813                -
                                      -------------  ------------- -------------    -------------  -------------    -------------
Increase (decrease) in net assets
     from capital transactions           2,829,825             -         800,371              -       7,199,216                -
                                      -------------  ------------- -------------    -------------  -------------    -------------

INCREASE (DECREASE) IN NET ASSETS        3,043,122             -         788,763              -       5,831,089                -

NET ASSETS AT BEGINNING OF PERIOD                -             -               -              -               -                -
                                      -------------  ------------- -------------    -------------  -------------    -------------

NET ASSETS AT END OF PERIOD           $  3,043,122   $         -   $     788,763    $         -    $  5,831,089     $          -
                                      =============  ============= =============    =============  =============    =============








(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999







See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                        --------------------------------------------------------------------------------

                                                                            Growth
                                                 Growth & Income         Opportunities          Health Sciences
                                        ------------------------------   -------------    ------------------------------

                                             2000           1999 (b)        2000 (c)          2000            1999 (b)
                                        -------------    -------------   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $     121,215    $          -    $     (22,060)   $     (20,604)   $          -
Net realized gains (losses)                     5,030               -           (3,540)           2,169               -
Change in unrealized gains (losses)         1,110,766               -       (1,047,115)         347,622               -
                                        -------------    -------------   -------------    -------------    -------------

Increase (decrease) in net assets
     from operations                        1,237,011               -       (1,072,715)         329,187               -
                                        -------------    -------------   -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   11,977,077               -        3,250,905        3,094,493               -
Benefit payments                               (9,712)              -                -                -               -
Payments on termination                      (228,684)              -          (52,572)         (28,487)              -
Contract maintenance charge                    (3,017)              -             (539)            (747)              -
Transfers among the sub-accounts
     and with the Fixed Account-net         6,833,088               -        1,411,457        1,511,730               -
                                        -------------    -------------   -------------    -------------    -------------

Increase (decrease) in net assets
     from capital transactions             18,568,752               -        4,609,251        4,576,989               -
                                        -------------    -------------   -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS          19,805,763               -        3,536,536        4,906,176               -

NET ASSETS AT BEGINNING OF PERIOD                  -                -               -                -                -
                                        -------------    -------------   -------------    -------------    -------------

NET ASSETS AT END OF PERIOD             $  19,805,763    $          -    $   3,536,536    $   4,906,176    $          -
                                        =============    =============   =============    =============    =============






(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------


                                                              Putnam Variable Trust Sub-Accounts
                                      ------------------------------------------------------------------------------------------

                                               High Yield                       Income                   International Growth
                                      ----------------------------   ----------------------------   ----------------------------


                                          2000           1999 (b)        2000           1999 (b)        2000           1999 (b)
                                      ------------    ------------   ------------    ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $     7,357     $         -    $    (1,904)    $         -    $    56,137     $         -
Net realized gains (losses)                (3,377)              -             99               -         (2,321)              -
Change in unrealized gains (losses)       (78,570)              -         83,778               -       (525,659)              -
                                      ------------    ------------   ------------    ------------   ------------    ------------

Increase (decrease) in net assets
     from operations                      (74,590)              -         81,973               -       (471,843)              -
                                      ------------    ------------   ------------    ------------   ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  828,293               -      1,590,374               -      5,328,656               -
Benefit payments                             (172)              -              -               -           (362)              -
Payments on termination                   (16,324)              -        (33,023)              -        (79,196)              -
Contract maintenance charge                  (173)              -           (355)              -         (1,192)              -
Transfers among the sub-accounts
     and with the Fixed Account-net       401,730               -        689,099               -      3,048,105               -
                                      ------------    ------------   ------------    ------------   ------------    ------------

Increase (decrease) in net assets
     from capital transactions          1,213,354               -      2,246,095               -      8,296,011               -
                                      ------------    ------------   ------------    ------------   ------------    ------------

INCREASE (DECREASE) IN NET ASSETS       1,138,764               -      2,328,068               -      7,824,168               -

NET ASSETS AT BEGINNING OF PERIOD              -                -              -               -              -               -
                                      ------------    ------------   ------------    ------------   ------------    ------------

NET ASSETS AT END OF PERIOD           $ 1,138,764     $         -    $ 2,328,068     $         -    $ 7,824,168     $         -
                                      ============    ============   ============    ============   ============    ============






(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                        -----------------------------------------------------------------------------------------

                                        International Growth & Income International New Opportunities         Investors
                                        ----------------------------- -------------------------------  --------------------------

                                              2000       1999 (b)          2000         1999 (b)          2000         1999 (b)
                                        -------------   -----------   -------------   -------------  --------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $    21,716     $       -     $    18,572     $         -    $    (83,917)    $       -
Net realized gains (losses)                   (1,521)            -         (36,628)              -           5,708             -
Change in unrealized gains (losses)           (5,967)            -      (1,206,046)              -      (2,207,395)            -
                                        -------------   -----------   -------------   -------------  --------------   -----------

Increase (decrease) in net assets
     from operations                          14,228             -      (1,224,102)              -      (2,285,604)            -
                                        -------------   -----------   -------------   -------------  --------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS

Deposits                                   1,189,344             -       3,293,778               -      11,165,957             -
Benefit payments                              (1,608)            -            (166)              -         (47,284)            -
Payments on termination                      (13,871)            -         (42,649)              -        (166,897)            -
Contract maintenance charge                     (254)            -            (451)              -          (2,135)            -
Transfers among the sub-accounts
     and with the Fixed Account-net          482,304             -         932,600               -       5,350,822             -
                                        -------------   -----------   -------------   -------------  --------------   -----------

Increase (decrease) in net assets
     from capital transactions             1,655,915             -       4,183,112               -      16,300,463             -
                                        -------------   -----------   -------------   -------------  --------------   -----------

INCREASE (DECREASE) IN NET ASSETS          1,670,143             -       2,959,010               -      14,014,859             -

NET ASSETS AT BEGINNING OF PERIOD                  -             -               -               -               -             -
                                        -------------   -----------   -------------   -------------  --------------   -----------

NET ASSETS AT END OF PERIOD              $ 1,670,143     $       -     $ 2,959,010     $         -    $ 14,014,859     $       -
                                        ============    ===========   =============   =============  ==============   ===========


(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                       --------------------------------------------------------------------------------------

                                               Money Market                New Opportunities               New Value
                                       ---------------------------   -----------------------------  -------------------------

                                            2000        1999 (b)          2000         1999 (b)       2000         1999 (b)
                                       -------------   -----------   --------------   ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    58,246     $       -     $     76,904     $        -    $     712     $       -
Net realized gains (losses)                       -             -             (195)             -        1,021             -
Change in unrealized gains (losses)               -             -       (5,048,414)             -       98,223             -
                                       -------------   -----------   --------------   ------------  -----------   -----------

Increase (decrease) in net assets
     from operations                         58,246             -       (4,971,705)             -       99,956             -
                                       -------------   -----------   --------------   ------------  -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  3,639,819             -       13,467,653              -      540,925             -
Benefit payments                                  -             -          (18,738)             -            -             -
Payments on termination                    (120,601)            -         (215,704)             -       (1,845)            -
Contract maintenance charge                    (395)            -           (2,117)             -         (136)            -
Transfers among the sub-accounts
     and with the Fixed Account-net        (986,612)            -        5,634,928              -      251,575             -
                                       -------------   -----------   --------------   ------------  -----------   -----------

Increase (decrease) in net assets
     from capital transactions            2,532,211             -       18,866,022              -      790,519             -
                                       -------------   -----------   --------------   ------------  -----------   -----------

INCREASE (DECREASE) IN NET ASSETS         2,590,457             -       13,894,317              -      890,475             -

NET ASSETS AT BEGINNING OF PERIOD                 -             -                -              -            -             -
                                       -------------   -----------   --------------   ------------  -----------   -----------

NET ASSETS AT END OF PERIOD             $ 2,590,457     $       -     $ 13,894,317     $        -    $ 890,475     $       -
                                       =============   ===========   ==============   ============  ===========   ===========



(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                          ---------------------------------------------------------------------------------------

                                             OTC & Emerging Growth                Research                 Small Cap Value
                                          ---------------------------   ----------------------------  ---------------------------

                                               2000        1999 (b)          2000        1999 (b)         2000         1999 (b)
                                          -------------   -----------   -------------   ------------  -------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)               $   (17,394)    $       -     $   (16,113)    $        -    $    (3,227)    $       -
Net realized gains (losses)                    (50,272)            -           7,503              -          1,762             -
Change in unrealized gains (losses)         (2,442,462)            -        (154,822)             -        156,321             -
                                          -------------   -----------   -------------   ------------  -------------   -----------

Increase (decrease) in net assets
     from operations                        (2,510,128)            -        (163,432)             -        154,856             -
                                          -------------   -----------   -------------   ------------  -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     4,324,833             -       2,472,605              -        814,756             -
Benefit payments                                  (345)            -            (179)             -              -             -
Payments on termination                        (61,068)            -         (34,917)             -         (6,824)            -
Contract maintenance charge                       (519)            -            (579)             -           (222)            -
Transfers among the sub-accounts
     and with the Fixed Account-net          1,652,612             -       1,527,927              -        494,506             -
                                          -------------   -----------   -------------   ------------  -------------   -----------

Increase (decrease) in net assets
     from capital transactions               5,915,513             -       3,964,857              -      1,302,216             -
                                          -------------   -----------   -------------   ------------  -------------   -----------

INCREASE (DECREASE) IN NET ASSETS            3,405,385             -       3,801,425              -      1,457,072             -

NET ASSETS AT BEGINNING OF PERIOD                    -             -               -              -              -             -
                                          -------------   -----------   -------------   ------------  -------------   -----------

NET ASSETS AT END OF PERIOD                $ 3,405,385     $       -     $ 3,801,425     $        -    $ 1,457,072     $       -
                                          =============   ===========   =============   ============  =============   ===========


(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------

                                                Technology                Utilities                       Vista
                                               --------------   ---------------------------   ----------------------------

                                                   2000 (g)          2000        1999 (b)          2000       1999 (b)
                                               --------------   -------------   -----------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $     (1,831)    $     2,775     $       -     $   (27,960)   $         -
Net realized gains (losses)                             (279)            917             -             863              -
Change in unrealized gains (losses)                 (211,695)        171,335             -        (951,646)             -
                                               --------------   -------------   -----------   -------------  -------------

Increase (decrease) in net assets
     from operations                                (213,805)        175,027             -        (978,743)             -
                                               --------------   -------------   -----------   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                             660,049       1,425,254             -       4,674,319              -
Benefit payments                                           -            (198)            -            (187)             -
Payments on termination                               (7,650)        (24,213)            -         (90,622)             -
Contract maintenance charge                              (92)           (369)            -            (954)             -
Transfers among the sub-accounts
     and with the Fixed Account-net                  162,570         849,122             -       2,657,586              -
                                               --------------   -------------   -----------   -------------  -------------

Increase (decrease) in net assets
     from capital transactions                       814,877       2,249,596             -       7,240,142              -
                                               --------------   -------------   -----------   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                    601,072       2,424,623             -       6,261,399              -

NET ASSETS AT BEGINNING OF PERIOD                          -               -             -               -              -
                                               --------------   -------------   -----------   -------------  -------------

NET ASSETS AT END OF PERIOD                     $    601,072     $ 2,424,623     $       -     $ 6,261,399    $         -
                                               ==============   =============   ===========   =============  =============



(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(g) For the Period Beginning on July 17, 2000 and Ended December 31, 2000


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Scudder Variable Life
                                                 Putnam Variable Trust Sub-Accounts       Investment Fund Sub-Accounts
                                            ------------------------------------------    -----------------------------

                                                                                              Money      21st Century
                                                         Voyager            Voyager II        Market        Growth
                                            ----------------------------   ------------   -------------  --------------

                                                   2000       1999 (b)       2000 (i)        2000 (f)        2000 (f)
                                            --------------   -----------   ------------   -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    285,171     $       -     $     (117)    $        65    $         (9)
Net realized gains (losses)                        (1,073)            -            (28)              -              (1)
Change in unrealized gains (losses)            (3,938,355)            -        (10,209)              -            (849)
                                            --------------   -----------   ------------   -------------  --------------

Increase (decrease) in net assets
     from operations                           (3,654,257)            -        (10,354)             65            (859)
                                            --------------   -----------   ------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       17,688,274             -         91,960          21,967               -
Benefit payments                                  (21,524)            -              -               -               -
Payments on termination                          (295,535)            -              -               -               -
Contract maintenance charge                        (3,178)            -            (14)             (3)             (1)
Transfers among the sub-accounts
     and with the Fixed Account-net             7,150,299             -          8,362               -          10,033
                                            --------------   -----------   ------------   -------------  --------------

Increase (decrease) in net assets
     from capital transactions                 24,518,336             -        100,308          21,964          10,032
                                            --------------   -----------   ------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS              20,864,079             -         89,954          22,029           9,173

NET ASSETS AT BEGINNING OF PERIOD                       -             -              -               -               -
                                            --------------   -----------   ------------   -------------  --------------

NET ASSETS AT END OF PERIOD                  $ 20,864,079     $       -     $   89,954     $    22,029    $      9,173
                                            ==============   ===========   ============   =============  ==============

(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(f) For the Period Beginning on June 15, 2000 and Ended December 31, 2000

(i) For the Period Beginning on October 2, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                                           Franklin Templeton                         Van Kampen
                                                          Variable Insurance                       Life Investment
                                                       Products Trust Sub-Accounts                Trust Sub-Account
                                                  --------------------------------------  --------------------------------

                                                     Templeton             Templeton                        LIT Emerging
                                                   Asset Strategy        International     LIT Comstock        Growth
                                                  ------------------   ----------------   --------------   ---------------

                                                       2000 (d)              2000 (d)         2000 (d)         2000 (h)
                                                  ------------------   ----------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                       $             (4)    $         (164)    $          -     $        (123)
Net realized gains (losses)                                       -                 (3)               -                 1
Change in unrealized gains (losses)                             210              1,660                -              (326)
                                                  ------------------   ----------------   --------------   ---------------

Increase (decrease) in net assets
     from operations                                            206              1,493                -              (448)
                                                  ------------------   ----------------   --------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                      6,390             81,439            3,901           124,148
Benefit payments                                                  -                  -                -                 -
Payments on termination                                           -                  -                -                 -
Contract maintenance charge                                      (1)               (13)              (1)              (19)
Transfers among the sub-accounts
     and with the Fixed Account-net                               -                  -                -               602
                                                  ------------------   ----------------   --------------   ---------------

Increase (decrease) in net assets
     from capital transactions                                6,389             81,426            3,900           124,731
                                                  ------------------   ----------------   --------------   ---------------

INCREASE (DECREASE) IN NET ASSETS                             6,595             82,919            3,900           124,283

NET ASSETS AT BEGINNING OF PERIOD                                 -                  -                -                 -
                                                  ------------------   ----------------   --------------   ---------------

NET ASSETS AT END OF PERIOD                        $          6,595     $       82,919     $      3,900     $     124,283
                                                  ==================   ================   ==============   ===============



(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                       Wells Fargo Variable Trust Sub-Accounts
                                                            ---------------------------------------------------------------
                                                                                     Wells Fargo
                                                               Wells Fargo            VT Equity-           Wells Fargo
                                                                 VT Asset               Income              VT Growth
                                                            -------------------   -------------------   -------------------

                                                                 2000 (d)              2000 (d)              2000 (d)
                                                            -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                                 $             290     $               2     $              (8)
Net realized gains (losses)                                                (25)                    -                    (1)
Change in unrealized gains (losses)                                       (561)                   82                  (259)
                                                            -------------------   -------------------   -------------------

Increase (decrease) in net assets
     from operations                                                      (296)                   84                  (268)
                                                            -------------------   -------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                                     -                     -                 3,796
Benefit payments                                                             -                     -                     -
Payments on termination                                                   (526)                    -                     -
Contract maintenance charge                                                 (1)                    -                    (1)
Transfers among the sub-accounts
     and with the Fixed Account-net                                      7,498                 2,666                     -
                                                            -------------------   -------------------   -------------------

Increase (decrease) in net assets
     from capital transactions                                           6,971                 2,666                 3,795
                                                            -------------------   -------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS                                        6,675                 2,750                 3,527

NET ASSETS AT BEGINNING OF PERIOD                                            -                     -                     -
                                                            -------------------   -------------------   -------------------

NET ASSETS AT END OF PERIOD                                  $           6,675     $           2,750     $           3,527
                                                            ===================   ===================   ===================


(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate New York issues seven variable annuity contracts, the AIM Lifetime Plus-SM- ("Lifetime Plus"), the AIM Lifetime Plus-SM- II ("Lifetime Plus II"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), and the Allstate Provider ("Provider") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds").

      AIM VARIABLE INSURANCE FUNDS                                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Aggressive Growth                                  VIP Equity-Income
        AIM V.I. Balanced                                           VIP Growth
        AIM V.I. Blue Chip                                          VIP Growth Opportunities
        AIM V.I. Capital Appreciation                               VIP High Income
        AIM V.I. Capital Development                                VIP Overseas
        AIM V.I. Dent Demographics                                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
        AIM V.I. Diversified Income                                 VIP II Contrafund
        AIM V.I. Global Utilities                                   VIP II Investment Grade Bond
        AIM V.I. Government Securities                            GOLDMAN SACHS VARIABLE INSURANCE TRUST
        AIM V.I. Growth                                             VIT Capital Growth
        AIM V.I. Growth and Income                                  VIT CORE Small Cap Equity
        AIM V.I. High Yield                                         VIT CORE U.S. Equity
        AIM V.I. International Equity                               VIT Global Income
        AIM V.I. Money Market                                       VIT International Equity
        AIM V.I. Telecommunications                               HSBC VARIABLE INSURANCE FUNDS
        AIM V.I. Value                                              HSBC VI Cash Management
      DELAWARE GROUP PREMIUM FUND, INC.                             HSBC VI Fixed Income
        Delaware GP Small Cap Value                                 HSBC VI Growth & Income
        Delaware GP Trend                                         MFS VARIABLE INSURANCE TRUST
      DREYFUS VARIABLE INVESTMENT FUND                              MFS Emerging Growth
        VIF Capital Appreciation                                    MFS Growth with Income
        VIF Growth & Income                                         MFS High Income
        VIF Money Market                                            MFS New Discovery
      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                MFS Research
      DREYFUS STOCK INDEX FUND

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      OPPENHEIMER VARIABLE ACCOUNT FUNDS                      SCUDDER VARIABLE LIFE INVESTMENT FUND
        Oppenheimer Aggressive Growth                           Balanced
        Oppenheimer Capital Appreciation                        Bond
        Oppenheimer Global Securities                           Capital Growth
        Oppenheimer Main Street Growth & Income                 Global Discovery
        Oppenheimer Small Cap Growth                            Growth & Income
        Oppenheimer Strategic Bond                              International
      PUTNAM VARIABLE TRUST                                     Large Company Growth
        American Government Income                              Money Market
        Asia Pacific                                            21st Century Growth
        Capital Appreciation                                  FRANKLIN TEMPLETON VARIABLE INSURANCE
        Diversified Income                                    PRODUCTS TRUST
        The George Putnam Fund of Boston                        Franklin Small Cap
        Global Asset Allocation                                 Templeton Asset Strategy
        Global Growth                                           Templeton Developing Markets Securities
        Growth & Income                                         Templeton Growth Securities
        Growth Opportunities                                    Templeton International
        Health Sciences                                         Templeton Mutual Shares Securities
        High Yield                                            THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        Income                                                  Equity Growth
        International Growth                                    Fixed Income
        International Growth & Income                           Global Equity
        International New Opportunities                         Mid Cap Value
        Investors                                               Value
        Money Market                                          VAN KAMPEN LIFE INVESTMENT TRUST
        New Opportunities                                       LIT Comstock
        New Value                                               LIT Emerging Growth
        OTC & Emerging Growth                                 WELLS FARGO VARIABLE TRUST
        Research                                                Wells Fargo VT Asset
        Small Cap Value                                         Wells Fargo VT Equity-Income
        Technology                                              Wells Fargo VT Growth
        Utilities
        Vista
        Voyager
        Voyager II

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account for the Lifetime Plus, Lifetime Plus II, Custom, SelectDirections, and Provider contracts and .30% for the Scudder contract. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus and Lifetime Plus II and $30 for Putnam, Custom, SelectDirections, and Provider on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED
     (Units in whole amounts)

                                                                         AIM Lifetime Plus Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
    AIM V.I. Aggressive Growth                                 12,661    42,776    (1,547)             53,890       $      14.15
    AIM V.I. Balanced                                           6,382    20,576    (2,459)             24,499              12.43
    AIM V.I. Blue Chip                                              -    12,966    (1,657)             11,309               8.82
    AIM V.I. Capital Appreciation                             425,748    75,232   (44,219)            456,761              18.75
    AIM V.I. Capital Development                                3,948    15,509    (1,160)             18,297              12.55
    AIM V.I. Dent Demographics                                      -    35,027    (2,720)             32,307               7.89
    AIM V.I. Diversified Income                               227,201    34,720   (57,360)            204,561              11.55
    AIM V.I. Global Utilities                                  61,408    16,963    (6,450)             71,921              19.68
    AIM V.I. Government Securities                            108,494    12,845   (21,808)             99,531              12.15
    AIM V.I. Growth                                           383,214    58,125   (37,554)            403,785              19.80
    AIM V.I. Growth and Income                                645,133    93,777   (64,221)            674,689              20.33
    AIM V.I. High Yield                                         1,751     1,483    (2,400)                834               7.95
    AIM V.I. International Equity                             220,690    50,864   (26,074)            245,480              15.90
    AIM V.I. Money Market                                     137,432   106,023  (147,576)             95,879              11.98
    AIM V.I. Telecommunications                                     -    11,783      (335)             11,448              20.18
    AIM V.I. Value                                            987,077   159,432  (141,153)          1,005,356              19.00


     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                         AIM Lifetime Plus II Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Aggressive Growth                                       -   180,641    (7,110)            173,531       $       11.01
   AIM V.I. Balanced                                                -   144,100    (8,377)            135,723                9.75
   AIM V.I. Blue Chip                                               -   234,436    (4,938)            229,498                8.86
   AIM V.I. Capital Appreciation                                    -   183,632    (7,826)            175,806                9.53
   AIM V.I. Capital Development                                     -    53,572      (710)             52,862               11.59
   AIM V.I. Dent Demographics                                       -   114,855    (1,990)            112,865                7.92
   AIM V.I. Diversified Income                                      -    27,328    (2,339)             24,989                9.85
   AIM V.I. Global Utilities                                        -    60,614    (6,131)             54,483               10.13
   AIM V.I. Government Securities                                   -    11,923        (2)             11,921               10.79
   AIM V.I. Growth                                                  -   192,921    (4,844)            188,077                8.33
   AIM V.I. Growth and Income                                       -   236,598    (6,473)            230,125                9.10
   AIM V.I. High Yield                                              -    10,836      (218)             10,618                8.03
   AIM V.I. International Equity                                    -   122,620    (3,777)            118,843                8.11
   AIM V.I. Money Market                                            -    21,497       (11)             21,486               10.49
   AIM V.I. Telecommunications                                      -    47,278    (1,067)             46,211               20.25
   AIM V.I. Value                                                   -   385,276    (8,726)            376,550                8.79



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                       AIM Lifetime Plus II Variable Annuity with Enhanced Death Benefit Rider
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Aggressive Growth                                       -   103,250      (748)            102,502       $      10.98
   AIM V.I. Balanced                                                -    80,043    (4,879)             75,164               9.73
   AIM V.I. Blue Chip                                               -   182,536    (5,232)            177,304               8.84
   AIM V.I. Capital Appreciation                                    -   134,016    (2,607)            131,409               9.51
   AIM V.I. Capital Development                                     -     7,395       (57)              7,338              11.57
   AIM V.I. Dent Demographics                                       -    79,748    (1,474)             78,274               7.90
   AIM V.I. Diversified Income                                      -     7,856    (1,370)              6,486               9.83
   AIM V.I. Global Utilities                                        -    14,545       (60)             14,485              10.10
   AIM V.I. Government Securities                                   -    15,993      (109)             15,884              10.77
   AIM V.I. Growth                                                  -   127,883    (5,178)            122,705               8.31
   AIM V.I. Growth and Income                                       -   143,457    (7,056)            136,401               9.08
   AIM V.I. High Yield                                              -    18,629    (3,441)             15,188               8.01
   AIM V.I. International Equity                                    -    45,923      (217)             45,706               8.10
   AIM V.I. Money Market                                            -    46,093   (30,761)             15,332              10.47
   AIM V.I. Telecommunications                                      -    34,299      (790)             33,509              20.21
   AIM V.I. Value                                                   -   220,349    (7,462)            212,887               8.77



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                              AIM Lifetime Plus II Variable Annuity Annuitized
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Balanced                                                -     1,392       (48)              1,344       $        9.34
   AIM V.I. Blue Chip                                               -     1,403       (29)              1,374                8.39
   AIM V.I. Capital Appreciation                                    -       405       (14)                391                8.84
   AIM V.I. Capital Development                                     -       399       (14)                385               10.96
   AIM V.I. Diversified Income                                      -     1,662       (39)              1,623                9.74
   AIM V.I. Growth                                                  -     1,314       (28)              1,286                7.75
   AIM V.I. Growth and Income                                       -     1,516       (35)              1,481                8.52
   AIM V.I. Value                                                   -       957       (14)                943                8.32



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                               Allstate Custom Portfolio Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
    AIM V.I. Balanced                                               -    26,659      (246)             26,413       $      10.15
    AIM V.I. Capital Appreciation                                   -    10,640       (45)             10,595               9.24
    AIM V.I. Government Securities                                  -    12,507       (11)             12,496              10.81
    AIM V.I. Growth                                                 -    14,502       (15)             14,487               8.34
    AIM V.I. High Yield                                             -     7,114       (83)              7,031               8.36
    AIM V.I. International Equity                                   -     6,231       (34)              6,197               8.99
    AIM V.I. Value                                                  -    30,184      (294)             29,890               8.98

Investments in the Delaware Group Premium Fund, Inc.
  Sub-Accounts:
    Delaware GP Small Cap Value                                     -     7,205        (1)              7,204              11.59
    Delaware GP Trend                                               -     5,515        (1)              5,514               9.27

Investments in the Dreyfus Variable Investment Fund
  Sub-Accounts:
    VIF Capital Appreciation                                        -     1,286        (1)              1,285               9.93

Investments in the Dreyfus Socially Responsible Growth
  Fund, Inc.:                                                       -    11,134       (64)             11,070               9.25

Investments in the Dreyfus Stock Index Fund:                        -    28,250       (69)             28,181               9.41

Investment in the Fidelity Variable Insurance Products
  Fund Sub-Accounts:
    VIP Equity Income                                               -     1,655          -              1,655              10.81
    VIP Growth                                                      -    13,275       (291)            12,984               9.39
    VIP Growth Opportunities                                        -     4,747        (1)              4,746               9.35
    VIP Overseas                                                    -     4,913       (33)              4,880               9.31

Investment in the Fidelity Variable Insurance Products
  Fund II Sub-Accounts:
    VIP II Contrafund                                               -    16,728        (2)             16,726               9.95

Investments in the HSBC Variable Insurance Funds
  Sub-Accounts:
    HSBC VI Cash Management                                         -    21,050    (5,839)             15,211              10.19
    HSBC VI Fixed Income                                            -     2,619      (132)              2,487              10.21
    HSBC VI Growth & Income                                         -    36,782       (94)             36,688              10.18

Investments in the Oppenheimer Variable Account
  Funds Sub-Accounts:
    Oppenheimer Aggressive Growth                                   -    10,749      (171)             10,578               9.16
    Oppenheimer Main Street Growth & Income                         -    35,433       (79)             35,354               9.27
    Oppenheimer Strategic Bond                                      -     8,741       (11)              8,730              10.32

Investments in the Franklin Templeton Variable Insurance
  Products Trust Sub-Accounts:
    Templeton Asset Strategy                                        -       632          -                632              10.44
    Templeton International                                         -     7,882        (1)              7,881              10.52

Investments in the Wells Fargo Variable Trust
  Sub-Accounts:
    Wells Fargo VT Asset                                            -       718       (51)                667              10.01
    Wells Fargo VT Equity Income                                    -       330       (66)                264              10.43
    Wells Fargo VT Growth                                           -       390          -                390               9.05

     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                      Putnam Allstate Advisor Variable Annuity
                                                     ------------------------------------------------------------------------------

                                                                              Unit activity during 2000:
                                                                        --------------------------------------
                                                                                                                   Accumulation
                                                    Units Outstanding     Units      Units    Units Outstanding     Unit Value
                                                    December 31, 1999    Issued    Redeemed   December 31, 2000  December 31, 2000
                                                   ------------------   ---------  ---------  -----------------  ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
    American Government Income                                      -      43,339      (319)             43,020        $      11.12
    Asia Pacific                                                    -      23,515      (563)             22,952                9.58
    Capital Appreciation                                            -       9,749        (2)              9,747                9.13
    Diversified Income                                              -     343,788   (35,483)            308,305                9.73
    The George Putnam Fund of Boston                                -     316,133   (13,843)            302,290               10.07
    Global Asset Allocation                                         -      79,699    (1,220)             78,479               10.05
    Global Growth                                                   -     560,781   (24,867)            535,914               10.87
    Growth  Opportunities                                           -     495,714   (19,980)            475,734                7.43
    Growth & Income                                                 -   2,151,603  (126,935)          2,024,668                9.78
    Health Sciences                                                 -     358,569   (21,268)            337,301               14.55
    High Yield                                                      -     131,990    (5,558)            126,432                8.98
    Income                                                          -     231,242    (6,105)            225,137               10.34
    International Growth                                            -     643,253   (36,664)            606,589               12.88
    International Growth & Income                                   -     159,143    (7,373)            151,770               10.98
    International New Opportunities                                 -     297,331   (28,242)            269,089               10.98
    Investors                                                       -   1,531,557   (98,435)          1,433,122                9.78
    Money Market                                                    -     493,530  (251,266)            242,264               10.69
    New Opportunities                                               -   1,285,569   (71,187)          1,214,382               11.44
    New Value                                                       -      88,290    (4,514)             83,776               10.63
    OTC & Emerging Growth                                           -     395,583   (40,708)            354,875                9.58
    Research                                                        -     351,213   (12,960)            338,253               11.23
    Small Cap Value                                                 -     118,591    (3,499)            115,092               12.66
    Technology                                                      -     102,923    (1,882)            101,041                5.95
    Utilities                                                       -     218,876   (10,082)            208,794               11.59
    Vista                                                           -     484,363   (15,418)            468,945               13.34
    Voyager                                                         -   1,894,909  (128,571)          1,766,338               11.81
    Voyager II                                                      -      12,346       (44)             12,302                7.31



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                Putnam Allstate Advisor Variable Annuity Annuitized
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
     Global Growth                                                  -       707       (29)                678       $       10.31
     Growth & Income                                                -     1,496       (61)              1,435                9.45
     High Yield                                                     -       468       (20)                448                8.85
     International Growth                                           -       689       (28)                661               12.71
     International Growth & Income                                  -       422       (17)                405               10.84
     International New Opportunities                                -       322       (13)                309               10.70
     Investors                                                      -       411       (17)                394                9.16
     New Opportunities                                              -       629       (26)                603               10.45
     OTC & Emerging Growth                                          -       658       (27)                631                8.67
     Research                                                       -       398       (16)                382               10.67
     Utilities                                                      -       442       (18)                424               11.27
     Vista                                                          -       316       (13)                303               12.44
     Voyager                                                        -       689       (29)                660               11.09



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                         AFA SelectDirections Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Capital Appreciation                                    -     1,992        (1)              1,991       $        7.63
   AIM V.I. Diversified Income                                      -       364          -                364                9.99
   AIM V.I. Growth and Income                                       -     1,488          -              1,488                8.18
   AIM V.I. International Equity                                    -       305          -                305                8.66
   AIM V.I. Value                                                   -    21,943        (4)             21,939                8.67

Investment in the Fidelity Variable Insurance Products
  Fund Sub-Accounts:
    VIP Growth                                                      -    27,155        (4)             27,151                8.53
    VIP High Income                                                 -        33          -                 33                8.40
    VIP Overseas                                                    -        92          -                 92                8.97

Investment in the Fidelity Variable Insurance Products
  Fund II Sub-Accounts:
    VIP II Contrafund                                               -     2,196          -              2,196                9.39
    VIP II Investment Grade Bond                                    -       132          -                132               10.44

Investments in the MFS Variable Insurance Trust Sub-Accounts:
    MFS High Income                                                 -       108          -                108                9.22
    MFS New Discovery                                               -     6,892        (1)              6,891                8.89

Investments in the Oppenheimer Variable Account
  Funds Sub-Accounts:
    Oppenheimer Capital Appreciation                                -        91          -                 91                8.95
    Oppenheimer Small Cap Growth                                    -       240          -                240                8.73

Investments in the Van Kampen Life Investment Trust
  Sub-Accounts:
    LIT Comstock                                                    -       337          -                337               11.58
    LIT Emerging Growth                                             -    16,640        (3)             16,637                7.47



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                       Scudder Horizon Advantage Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the Scudder Variable Life Investment Fund
  Sub-Accounts:
   Money Market                                                     -     1,996          -              1,996       $       11.04
   21st Century Growth                                              -       679          -                679               13.52



     Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C
                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

     Allstate Life Insurance Company of New York Financial Statements and Financial Statement Schedules and the financial statements of Allstate Life of New York Separate Account A are contained in Part B of this Registration Statement.

(b)  EXHIBITS

(1) Form of Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2)  Not Applicable

(3) Form of Underwriting Agreement (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

(4) (a) Form of Contract for the AIM Lifetime Plus(SM) Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

     (b) Form of Contract for the AIM Lifetime Plus(SM) II Variable Annuity (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 033-65381) dated November 12, 1999.)

(5) (a) Form of Application for the AIM Lifetime Plus(SM) Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

     (b) Form of Application for AIM Lifetime Plus(SM) II Variable Annuity (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 033-65381) dated November 12, 1999.)

(6) (a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

     (b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(7)  Not applicable

(8) Form of Participation Agreement (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

(9) (a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (AIM Lifetime Plus(SM) Variable Annuity) (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-65381) dated September 20, 1996.)

     (b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (AIM Lifetime Plus(SM) II Variable Annuity) (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 033-65381) dated December 30, 1999.)

     (c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 033-65381)February 14, 2000.)

(10) (a) Independent Auditors' Consent filed herewith.

     (b)  Consent of Foley & Lardner filed herewith.

(11) Not Applicable

(12) Not Applicable

(13) (a) Schedule of Computation of Performance Quotation (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 033-65381) dated April 1, 1998.)

     (b) Schedule of Computation of Performance Quotation (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 033-65381) dated November 12, 1999.)

     (c) Schedule of Computation of Performance Quotation (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 033-65381) dated February 14, 2000.)

     (d) Schedule of Computation of Performance Quotation (Previously filed in Post- Effective Amendment No. 7 to this Registration Statement (File No. 033-65381) dated May 10, 2000).

(14) Not Applicable

     (a) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Marcia D. Alazraki, Cleveland Johnson, Jr., John R. Raben, Jr., Sally A. Slacke (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 033-65381) dated April 30, 1999.)

     (b) Power of Attorney for Samuel H. Pilch (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 033-65381) dated November 12, 1999.)

     (c) Power of Attorney for Vincent A. Fusco (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 033-65381) dated February 14, 2000.)

     (d) Powers of Attorney for Margaret C. Dyer, John C. Lounds, J. Kevin McCarthy, Steven C. Verney, Marla G. Friedman, Kenneth R. O'Brien and Patricia W. Wilson filed herewith.

25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                        POSITION AND OFFICE WITH
BUSINESS ADDRESS*                         DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II              Director, Chairman of the Board and President
Michael J. Velotta                Director, Vice President, Secretary and
                                  General Counsel
Marcia D. Alazraki                Director
Margaret G. Dyer                  Director
Marla G. Friedman                 Director and Vice President
Vincent A. Fusco                  Director and Chief Operations Officer
John R. Hunter                    Vice President
Cleveland Johnson, Jr.            Director
John C. Lounds                    Director
J. Kevin McCarthy                 Director
Kenneth R. O'Brien                Director
John R. Raben, Jr.                Director
Sally A. Slacke                   Director

Samuel H. Pilch                   Controller
Steven C. Verney                  Director and Vice President
Patricia W. Wilson                Director and Assistant Vice President
Karen C. Gardner                  Vice President
Casey J. Sylla                    Chief Investment Officer
James P. Zils                     Treasurer

D. Steven Boger                   Assistant Vice President
James J. Brazda                   Chief Administrative Officer
Patricia A. Coffey                Assistant Vice President
Dorothy E. Even                   Assistant Vice President
Judith P. Greffin                 Assistant Vice President
Douglas F. Gaer                   Assistant Vice President
Charles Salisbury                 Assistant Vice President
Richard Zaharias                  Assistant Vice President

Charles D. Mires                  Assistant Vice President.
Barry S. Paul                     Assistant Vice President and
                                  Assistant Treasurer
Timothy N. Vander Pas             Assistant Vice President
David A. Walsh                    Assistant Vice President
Joanne M. Derrig                  Assistant Secretary and Assistant
                                  General Counsel
Roberta Asher                     Assistant Secretary
Susan L. Lees                     Assistant Secretary
Paul N. Kierig                    Assistant Secretary
Mary J. McGinn                    Assistant Secretary
Ralph A. Bergholtz                Assistant Treasurer
Mark A. Bishop                    Assistant Treasurer
Robert B. Bodett                  Assistant Treasurer
Barbara S. Brown                  Assistant Treasurer
Rhonda Hoops                      Assistant Treasurer
Peter S. Horos                    Assistant Treasurer
Thomas C. Jensen                  Assistant Treasurer
David L. Kocourek                 Assistant Treasurer
Daniel C. Leimbach                Assistant Treasurer
Beth K. Marder                    Assistant Treasurer
Jeffrey A. Mazer                  Assistant Treasurer
Ronald A. Mendel                  Assistant Treasurer
Stephen J. Stone                  Assistant Treasurer
R. Steven Taylor                  Assistant Treasurer
Louise J. Walton                  Assistant Treasurer
Jerry D. Zinkula                  Assistant Treasurer
Errol Cramer                      Assistant Vice President and Corporate
                                  Actuary

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slacke is 8 John Way, Islandia, New York 11788. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 2001 (File No. 1-11840).

27.  NUMBER OF CONTRACT OWNERS

AIM Lifetime Plus(SM)  Variable Annuity:

As of January 31, 2001, there were 877 nonqualified contracts and 508 qualified contracts.

AIM Lifetime Plus(SM) II Variable Annuity:

As of January 31, 2001, there were 786 nonqualified contracts and 403 qualified contracts.

28.  INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company of New York (Depositor) and ALFS, Inc. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter is also the principal underwriter with respect to the following investment companies:

          Allstate Financial Advisors Separate Account I Allstate Life Insurance Separate Account A Allstate Life of New York Separate Account A Glenbrook Life and Annuity Company Separate Account A Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account Glenbrook Life Discover Variable Account A Glenbrook Life Variable Life Separate Account A Glenbrook Life Multi-Manager Variable Account Glenbrook Life Scudder Variable Account A Glenbrook Life AIM Variable Separate Account A Lincoln Benefit Life Variable Annuity Account Lincoln Benefit Life Variable Account Charter National Variable Annuity Account Charter National Variable Account Intramerica Variable Annuity Account

(b)  The directors and officers of the principal underwriter are:

Name and Principal Business                      Positions and Offices
Address* of Each Such Person                     with Underwriter

Thomas J. Wilson, II                             Director
Kevin R. Slawin                                  Director
Michael J. Velotta                               Director and Secretary
John R. Hunter                                   Director, President and Chief
                                                 Executive Officer
Janet M. Albers                                  Vice President, Controller
                                                 and Treasurer
Brent H. Hamann                                  Vice President
Andrea J. Schur                                  Vice President
James P. Zils                                    Assistant Treasurer
Lisa A. Burnell                                  Assistant Vice President and

                                                 Compliance Officer
Joanne M. Derrig                                 Assistant Secretary and
                                                 Assistant General Counsel
Susan L. Lees                                    Assistant Secretary
Carol S. Watson                                  Assistant Secretary
Barry S. Paul                                    Assistant Treasurer

* The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois.

(c)  Compensation of ALFS, Inc.

None

30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company of New York, is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738.

The Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996,including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 19th day of April, 2001.

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF

                                    NEW YORK

                                   (DEPOSITOR)



                  By:      /s/ MICHAEL J. VELOTTA
                              ------------------------
                               Michael J. Velotta
                          Vice President, Secretary and
                                 General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 19th day of April 2001.


*/THOMAS J. WILSON, II                      President, Director and Chairman
----------------------                      of the Board
Thomas J. Wilson, II                        Principal Executive Officer)

/s/ MICHAEL J. VELOTTA                      Vice President, Secretary, General
----------------------                      Counsel and Director
Michael J. Velotta

*/SAMUEL H. PILCH                           Controller
-----------------                           (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN C. VERNEY                          Director and Vice President
-------------------                         (Principal Financial Officer)
Steven C. Verney

*/MARCIA D. ALAZRAKI                        Director
--------------------
Marcia D. Alazraki

*/MARGARET G. DYER                          Director
------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN                         Director and Vice President
-------------------
Marla G. Friedman

*/VINCENT A. FUSCO                          Director and Chief Operations
------------------                          Officer
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.                    Director
------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                            Director
----------------
John C. Lounds

*/J. KEVIN MCCARTHY                         Director
-------------------
J. Kevin McCarthy

*/KENNETH R. O'BRIEN                        Director
--------------------
Kenneth R. O'Brien

*/JOHN R. RABEN, JR.                        Director
--------------------
John R. Raben, Jr.

*/SALLY A. SLACKE                           Director
-----------------
Sally A. Slacke

*/PATRICIA W. WILSON                        Director and Vice President
--------------------
Patricia W. Wilson


*/By Michael J. Velotta, pursuant to Power of Attorney, filed previously or herewith.

                                  Exhibit Index


Exhibit                    Description

(10)(a) Independent Auditors' Consent
    (b) Consent of Foley & Lardner

(99)(d) Powers of Attorney for Margaret G. Dyer, John C. Lounds, J. Kevin McCarthy, Steven C. Verney, Marla G. Friedman, Kenneth R. O'Brien and Patricia W. Wilson.